                                                     1933 Act File No. 333-83397
                                                     1940 Act File No. 811-09481

                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                         FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933.....

Pre-Effective Amendment No.       ..........................      _____

Post-Effective Amendment No.  6  ...........................        X

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 7  ...........................................        X

                                    HUNTINGTON VA FUNDS

                     (Exact name of Registrant as Specified in Charter)

                                    5800 Corporate Drive
                                 Pittsburgh, PA 15237-7010
                          (Address of Principal Executive Offices)

                                       1-800-544-8347
                              (Registrant's Telephone Number)

                                    Ronald J. Corn, Esq.
                                The Huntington National Bank
                                    41 South High Street
                                    Columbus, Ohio 43287
                          (Name and address of agent for service)
                     (Notices should be sent to the Agent for Service)

                                         Copies to:
                                  Alyssa Albertelli, Esq.
                                        Ropes & Gray
                                    One Franklin Square
                            1301 K Street, N.W., Suite 800 East
                                   Washington, D.C. 20005

It is proposed that this filing will become effective:

  _ immediately upon filing pursuant to paragraph (b)
X   on April 28, 2003       pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a)(i)
___ on _________________ pursuant to paragraph (a)(i)
  _ 75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

INVESTOR GUIDE

HUNTINGTON VA FUNDS

M a y 1 , 2 0 0 3

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HUNTINGTON VA FUNDS PROSPECTUS

Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA Rotating Markets Fund

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(formerly, VA Rotating Index Fund)

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Huntington VA Dividend Capture Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund

May 1, 2003

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The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or determined whether this prospectus is accurate or complete. Any representation to the contrary is unlawful.

Huntington VA Funds

Table of Contents

How to Read This Prospectus

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Huntington VA Funds (Trust) are a series of mutual funds (Funds) established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by separate accounts of participating insurance companies.The Huntington VA Funds are advised by professional portfolio managers at Huntington Asset Advisors, Inc. (Advisor), a subsidiary of The Huntington National Bank.

The Funds have various investment goals and strategies.This prospectus gives you important information about the Funds that you should know before investing.

Please read this prospectus and keep it for future reference.The prospectus is arranged into different sections so that you can easily review this important information you should know about investing in the Funds.

3	Introduction
Fund Summary, Investment Strategy and Risks
4	VA Growth Fund
7	VA Income Equity Fund
11	VA Rotating Markets Fund (formerly, VA Rotating Index Fund)
17	VA Dividend Capture Fund
21	VA Mid Corp America Fund
25	VA New Economy Fund
Shareowner Guide--How to Invest in the Huntington VA Funds
29	Pricing Shares
29	Purchasing Shares
30	Redeeming Shares
More About the Huntington VA Funds
31	Management of the Trust
34	Dividends and Distributions
34	Tax Consequences
34	Financial Information
35	Financial Highlights
39	Additional Investment Strategies
40	Investment Practices
46	Glossary of Investment Risks

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Introduction

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Each Huntington VA Fund (Fund) is a mutual fund that issues shares. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities such as stocks and bonds. Before you look at specific Huntington VA Funds, you should know a few basics about investing in mutual funds.

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The value of your investment in a mutual fund is based on the market prices of the securities the mutual fund holds.These prices change daily due to economic trends and other developments that generally affect securities markets, as well as those that affect particular firms and other types of issuers.These price movements, also called volatility, vary depending on the types of securities a mutual fund owns and the markets where these securities trade.

As with other investments, you could lose money on your investment in a mutual fund. Your investment in the Huntington VA Funds is not a deposit or an obligation of The Huntington National Bank, its affiliates or any bank. It is not insured by the FDIC or any other government agency.

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Each Fund has its own investment goal and strategies for reaching that goal.There is no guarantee that a Fund will achieve its goal. Before investing, make sure that the Fund’s goal matches your own. Each Fund’s investment objective is fundamental and may be changed only by a vote of a majority of the Fund’s outstanding shares (Shares). Unless otherwise noted, each Fund’s investment strategies are not fundamental and may be changed by the Trust’s Board of Trustees.

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The portfolio manager invests each Fund’s assets in a way that he or she believes will help the Fund achieve its goal. A manager’s judgments about the securities markets, economy and companies, and his or her investment selection, may cause a Fund to underperform other funds with similar objectives.

Fund Summary, Investment Strategy and Risks

VA Growth Fund

Fund Summary

Investment Goal
To seek to achieve long-term capital appreciation primarily through investing in equity securities

Investment Focus
Common stocks of medium to large companies

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Principal Investment Strategy
Seeks to invest in companies offering above-average growth potential

Share Price Volatility
Moderate to High

Investment Strategy
The Huntington VA Growth Fund’s investment objective is to seek to achieve long-term capital appreciation primarily through investing in equity securities.

The Advisor intends to invest in common stock and other equity securities, such as preferred stock, of medium or large companies which it believes offer opportunities for growth.The Advisor occasionally invests in established companies which present growth opportunities and it believes have temporarily depressed prices.

In selecting investments, the Advisor reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor also monitors the Fund's existing positions to determine the benefits of retention.

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For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies’’ and “Investment Practices.’’

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Investor Profile
 Long-term investors seeking capital appreciation

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What are the main risks of investing in this Fund?
 Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks: Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a general decline in the stock market.

Markets generally move in cycles, with periods of rising prices followed by periods of falling prices.The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the kind of stocks on which this Fund focuses — those of medium to large U.S. growth companies —will underperform other types of stock investments or the market as a whole.

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Mid Cap Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about these risks, please see “Glossary of Investment Risks.’’

Fund Summary, Investment Strategy and Risks

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Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence.The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

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Best Quarter	Q4 2001	8.85%
Worst Quarter	Q3 2002	(14.64)%

This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Standard & Poor’s 500 Index (S&P 500).

Average Annual Total Returns

(for the periods ended December 31, 2002)

		Since
	1 Year	Inception*

VA Growth Fund	(20.56)%	(17.03)%

S&P 500(1) (reflects no deduction for fees, expenses or taxes)	(22.10)%	(17.72)%

(1)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since 5/1/01

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Fund Summary, Investment Strategy and Risks

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The fees are expenses in the following tables do not reflect insurance separate account charges.

Shareholder Fees
(fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)
Investment Advisory Fees(1)	0.60%
Other Expenses	0.98%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)	1.58%
Fee Waivers and/or Expense Reimbursements(1)	0.58%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements)(1)	1.00%

(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expense to not more than 1.00% of its average daily net assets, for the period starting January 1, 2003 through April 30, 2004.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same.Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Fund Shares	$102	$442	$806	$1,829

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Fund Summary, Investment Strategy and Risks

VA Income Equity Fund

Fund Summary

Investment Goal
To seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities

Investment Focus
Common and preferred stocks

Principal Investment Strategy
 Attempts to identify stocks that pay high dividends

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Share Price Volatility
Moderate

Investment Strategy
The Huntington VA Income Equity Fund’s investment objective is to seek to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

The Advisor focuses primarily on equity securities, and under normal circumstances invests at least 80% of its assets in equity securities, such as common stock and preferred stock, which have a history of increasing or paying high dividends.As an additional income source, the Advisor also invests in investment grade corporate debt obligations, such as bonds, notes and debentures.The Fund may also invest up to 10% of its total assets in debt obligations rated below investment grade (securities rated below BBB by Standard & Poor’s or Baa by Moody’s). At least 65% of the Fund’s total assets will be invested in income-producing equity securities.The Advisor selects securities which it believes will maintain or increase the Fund’s current income while maintaining a price/earnings ratio below the market.

In evaluating the current yield of a security, the Advisor considers dividend growth to be most important, followed by capital appreciation. The Advisor actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase.

Because the Fund contains “equity” in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policies that would enable the Fund to normally invest less than 80% of its assets in equity securities.

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For more information about the Fund’s investment strategies and a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies’’ and “Investment Practices.’’

Fund Summary, Investment Strategy and Risks

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Investor Profile
 Investors seeking capital appreciation potential with higher current income and lower volatility than the average stock fund

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What are the main risks of investing in this Fund?
 Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices.The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of undervalued, dividend-paying companies — will underperform other kinds of investments or market averages.

Interest Rate Risk: The possibility that the value of the Fund’s investments will decline due to an increase in interest rates or that the Fund’s yield will decrease due to a decrease in interest rates.

Credit Risk: The possibility that a bond issuer cannot make timely interest and principal payments on its bonds.The lower a bond’s rating, the greater its credit risk.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that you pay. For more information about these risks, please see “Glossary of Investment Risks.’’

Fund Summary, Investment Strategy and Risks

Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

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This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence.The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.

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Performance Bar Chart and Table

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Best Quarter	Q2 2001	7.32%
Worst Quarter	Q3 2002	(16.04)%

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This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Standard & Poor’s 500 Index (S&P 500) and the Lipper Equity Income Funds Index (LEIFI).

Average Annual Total Returns

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(for the periods ended December 31, 2002)

		Since
	1 Year	Inception*

VA Income Equity Fund	(9.96)%	(1.00)%

S&P 500(1) (reflects no deduction for fees, expenses or taxes)	(22.10)%	(11.71)%

LEIFI(2) (reflects no deduction for fees, expenses or taxes)	(16.43)%	(3.30)%

(1)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
(2)	An average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the equity income fund category. These figures do not reflect sales charges.
*	Since 10/21/99

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Fund Summary, Investment Strategy and Risks

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The fees and expenses in the following tables do not reflect insurance separate account charges.

Shareholder Fees
(fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)

Investment Advisory Fees(1)	0.60%
Other Expenses	0.94%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)	1.54%
Fee Waivers and/or Expense Reimbursements(1)	0.54%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements)(1)	1.00%

(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expense to not more than 1.00% of its average daily net assets, for the period starting January 1, 2003 through April 30, 2004.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same.Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Fund Shares	$102	$433	$788	$1,789

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Fund Summary, Investment Strategy and Risks

VA Rotating Markets Fund

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(formerly, VA Rotating Index Fund)

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Fund Summary

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Investment Goal
 To seek capital appreciation

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Investment Focus
Common stocks and index-based securities

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Principal Investment Strategy
 Attempts to rotate investments among the equity market segment that offers the greatest potential for capital appreciation given current economic conditions

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Share Price Volatility
 Moderate to High

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Investment Strategy
 The Huntington VA Rotating Markets Fund’s investment objective is to seek capital appreciation.The Fund will pursue its investment objective by rotating investments among equity market segments (small-cap, mid-cap, large-cap and international) as determined by the Advisor to offer the greatest potential for capital appreciation in a given market environment.

Under normal market conditions, the Fund will invest (either directly or through the ownership of index-based securities, as described below) at least 80% of its assets in equity stocks comprising the equity market segment selected by the Advisor. The Advisor will rotate among the small-cap, mid-cap, large-cap and international equity market segments. To determine which equity market segment offers the greatest potential for capital appreciation, the Advisor will use top-down analysis to evaluate broad economic trends, anticipate shifts in the business cycle, and determine which sectors or industries may benefit the most over the next 12 months. The Advisor will continuously monitor the market environment and may rotate the equity market segment when the Advisor determines that another equity market segment is more favorable given the current market environment.

Index-based securities are exchange-traded securities that represent ownership in a long-term investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index, S&P 500 Index, or the NASDAQ-100 Index.

Following is information about the equity market segments among which the Advisor will rotate investments. Investment in any segment could consist of stocks of companies whose capitalization falls within the specified range and/or index-based securities that hold stocks of companies whose capitalization falls within the specified range.The small-cap, mid-cap and large-cap market segments are comprised predominantly of U.S. companies, although due to the diverse nature of companies and the globalization of the economy, many companies have international operations or international exposure to varying degrees.

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Fund Summary, Investment Strategy and Risks

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The small-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent small-cap index such as the Russell 2000 Index. As of June 30, 2002, the Russell 2000 Index statistics were as follows: the average market capitalization was approximately $490 million and the median market capitalization was approximately $395 million. The Index has a total market capitalization range of approximately $128 million to $1.3 billion.

The mid-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent mid-cap index such as the Russell Midcap Index. As of June 30, 2002, the Russell Midcap Index statistics were as follows: the average market capitalization was approximately $3.6 billion and the median market capitalization was approximately $2.8 billion. The Index has a total market capitalization range of approximately $1.3 billion to $10.8 billion.

The large-cap market segment includes companies whose market capitalization at the time of purchase are within the market capitalization range of companies in a recognized independent large-cap index such as the Standard & Poor’s 500 Index. As of January 31, 2003, the Standard & Poor’s 500 Index statistics were as follows: the average market capitalization was approximately $73.6 billion and the median market capitalization was approximately $6.7 billion. The Index has a total market capitalization range of approximately $258 million to $253.7 billion.

The international market segment comprises companies that are based throughout the world, including the United States. The international market segment could include small-cap, mid-cap, or large-cap companies, or any combination of the three, although there is no generally accepted and recognized market capitalization ranges in the international market due to the diverse array of foreign countries and economies. However, the most widely followed international equity index is the Morgan Stanley Capital International Europe, Australasia and Far East Index. It includes companies from the stock markets of Europe,Australia, New Zealand, and the Far East.

The Fund will provide shareholders 60 days’ advance notice before changing its 80% investment policy described above.

For a more complete description of the securities in which the Fund can invest, please see “Additional Investment Strategies” and “Investment Practices.”

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Fund Summary, Investment Strategy and Risks

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Investor Profile
Long-term investors seeking capital appreciation

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What are the main risks of investing in this Fund?
Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

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Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of the market segment selected by the Advisor — will underperform other kinds of investments or market averages.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, investors may have limited flexibility to buy or sell small company stocks, as compared to those of larger firms, and the prices of small company stocks may be more volatile than the prices of stocks of larger companies.

Foreign Investment Risk: Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country.This may affect the value of the Fund’s investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse.These risks are greater in emerging markets.

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Fund Summary, Investment Strategy and Risks

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

Fee Layering: The Fund is an actively managed investment fund that has management and other fees associated with its operations. The Fund will continue to invest some or all of its assets in index-based securities, which are also investment funds that separately have their own management and other fees, and would be borne by the Fund as an investor. This could cause the Fund’s performance to be lower than if it were to invest directly in the securities underlying such index-based securities.

For more information about the Fund’s investment strategies and risks, please see “Additional Investment Strategy” and the “Glossary of Investment Risks.”

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Fund Summary, Investment Strategy and Risks

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Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence.The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

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Best Quarter	Q4 2002	4.60%
Worst Quarter	Q3 2002	(17.03)%

This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Standard & Poor’s 500 Index (S&P 500).

Average Annual Total Returns

(for the periods ended December 31, 2002)

		Since
	1 Year	Inception*

VA Rotating Markets Fund	(15.12)%	(9.43)%

S&P 500(1) (reflects no deduction for fees, expenses or taxes)	(22.10)%	(11.19)%

(1)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since 10/15/01

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Fund Summary, Investment Strategy and Risks

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The fees and expenses in the following tables do not reflect insurance separate account charges.

Shareholder Fees
(fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)

Investment Advisory Fees(1)	0.60%
Other Expenses	2.73%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)	3.33%
Fee Waivers and/or Expense Reimbursements(1)	2.33%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements)(1)	1.00%

(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expense to not more than 1.00% of its average daily net assets, for the period starting January 1, 2003 through April 30, 2004.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same.Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$102	$806	$1,534	$3,463

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Fund Summary, Investment Strategy and Risks

VA Dividend Capture Fund

Fund Summary

Investment Goal
To seek total return on investment, with dividend income as an important component of that return

Investment Focus
U.S. common stocks and covered option positions relative to those stocks

Principal Investment Strategy
 Attempts to identify stocks that pay dividends and hedge against adverse market swings

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Share Price Volatility
Moderate

Investment Strategy

The Huntington VA Dividend Capture Fund’s investment objective is to seek total return on investment, with dividend income as an important component of that return.

To pursue its investment objective, the Fund invests at least 65% of its assets in dividend-paying stocks that the Advisor believes are undervalued or out-of-favor.The Advisor intends to invest in common stock, preferred stock, and real estate investment trusts (REITs) which pay high dividends.The Fund may invest in convertible bonds and other types of hybrid securities (securities that contain aspects of both stocks and bonds).As an additional income source, the Advisor will frequently purchase stocks in a short period prior to the ex-dividend date (the interval between the announcement and the payments of the next dividend).

The companies in which the Fund invests are generally mature, middle and large-capitalization U.S. corporations. In-depth fundamental research (both quantitative and qualitative) confirms the value characteristics of individual stocks and evaluates the company’s future prospects.

Quantitative analysis is used to identify stocks that they believe are undervalued relative to the market and to the security’s historic valuations. Factors considered will include fundamental factors such as earnings growth, cash flow, and credit quality to identify the best companies.The Advisor then uses a qualitative stock selection model based on earnings expectations and supplemental valuation measures to narrow the list of stocks to the most attractive.The Fund may, under varying market conditions, employ various strategies which involve put and/or call option contracts.

The Advisor typically begins to pare down a position when the stock has declared an ex-dividend date or is at a valuation level that, in the Advisor’s opinion, leaves little for investor gain.The Advisor may eliminate a stock from the Fund’s portfolio if its long-term fundamentals become unfavorable.

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Fund Summary, Investment Strategy and Risks

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The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

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The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.’’

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Investor Profile
 Investors seeking capital appreciation with the potential for higher current income than the average stock fund

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What are the main risks of investing in this Fund?
 Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices.The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of undervalued, dividend-paying companies — will underperform other kinds of investments or market averages.

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Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility.This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

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For more information about these risks, please see “Glossary of Investment Risks.”

Fund Summary, Investment Strategy and Risks

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Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence.The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

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Best Quarter	Q1 2002	4.63%
Worst Quarter	Q3 2002	(7.22)%

This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Standard & Poor’s 500 Index (S&P 500).

Average Annual Total Returns

(for the periods ended December 31, 2002)

		Since
	1 Year	Inception*

VA Dividend Capture Fund	(0.05)%	1.97%

S&P 500(1) (reflects no deduction for fees, expenses or taxes)	(22.10)%	(11.19)%

(1)	The unmanaged S&P 500 generally represents the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.
*	Since 10/15/01

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Fund Summary, Investment Strategy and Risks

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The fees and expenses in the following tables do not reflect insurance separate account charges.

Shareholder Fees
(fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)

Investment Advisory Fees(1)	0.60%
Other Expenses	1.63%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)	2.23%
Fee Waivers and/or Expense Reimbursements(1)	1.23%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements)(1)	1.00%

(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expense to not more than 1.00% of its average daily net assets, for the period starting January 1, 2003 through April 30, 2004.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same.Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years

Fund Shares	$102	$579	$1,082	$2,468

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Fund Summary, Investment Strategy and Risks

VA Mid Corp America Fund

Fund Summary

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Investment Goal
To seek long-term capital appreciation by investing primarily in equity securities of companies that are included in the Russell Midcap Index (RMCI), Standard & Poor’s 400 Index (S&P 400) or have market capitalizations within the range of such included companies.

Investment Focus
Common stocks

Principal Investment Strategy
Attempts to identify companies with outstanding growth characteristics

Share Price Volatility
 Moderate to High

Investment Strategy

The Huntington VA Mid Corp America Fund’s investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.To pursue this objective, the Fund will invest at least 80% of its assets in common stocks of companies with market capitalizations at the time of purchase in the range of companies in the RMCI or the S&P 400. The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index. The S&P 400 is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. As of June 30, 2002, the RMCI statistics were as follows; the average market capitalization was approximately $3.6 billion and the median market capitalization was approximately $2.8 bilion.The RMCI had a total market capitalization range from approximately $1.3 billion to $10.8 billion. As of March 31, 2003, the S&P 400 statistics were as follows: the average market capitalization was approximately $1.7 billion and the median market capitalization was approximately $1.5 billion. The S&P 400 had a total market capitalization range from approximately $162 million to $8.3 billion.

In managing the Fund’s portfolio, the Advisor emphasizes both growth and value in seeking mid cap companies with above-average growth potential or with temporarily depressed prices.As a result, the Fund will invest in a blend of both “growth” and “value” stocks. Factors the Advisor typically considers is selecting individual securities include fundamental analysis, valuation techniques, and technical analysis. Fundamental analysis will focus on qualitative aspects of the company’s product, management, and competitive strategy.Valuation techniques include quantitative screens to review historical earnings, revenue, and cash flow. Technical analysis will be deployed as it relates to the timing of trading the securities.This process will be utilized to identify the most attractive companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Advisor monitors the Fund’s existing positions to determine benefits of retaining a particular security.

The Advisor will apply a top down strategy, industries weighted relative to the benchmark and the market outlook. Portfolio optimization programs will be deployed to enhance risk/return potential. These programs analyze and the industry exposure of multi-industry companies and then use this information to balance the industry diversification of the portfolio to achieve certain risk/return models.

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Fund Summary, Investment Strategy and Risks

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The Fund may employ option strategies which utilize puts and/or calls although these strategies are not the primary means by which the Advisor seeks to add value.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

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The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective. The Fund may also invest in certain other equity securities in addition to those described above.

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Because the Fund refers to the terms “America” and “Mid Corp” in its name, it will notify shareholders at least 60 days in advance of any changes in its investment policy that would enable the Fund to invest normally less than 80% of its assets in investments in the United States of America or less than 80% of its assets in common stocks of companies with market capitalization at the time of purchase within the range of companies in the RMCI or the S&P 400. For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

Investor Profile
 Long-term investors seeking capital appreciation

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What are the main risks of investing in this Fund?
 Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings may decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices.The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — value and growth stocks of primarily small to mid cap companies — will underperform other kinds of investments or market averages.

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Mid Cap Stock Risk: To the extent that the Fund invests in mid cap stocks, it takes on additional risks. Mid cap stocks tend to be less liquid and more volatile than large cap stocks.

Basis Risk: Financial instruments such as options or futures contracts derive their value from an underlying asset such as shares in common stock and price volatility.This relationship between derivative instruments and underlying securities is known as the basis. Basis risk arises when derivative instruments and underlying securities do not fluctuate to the same degree as expected based on historical trends or models.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

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For more information about these risks, please see “Glossary of Investment Risks.”

Fund Summary, Investment Strategy and Risks

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Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence.The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

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Best Quarter	Q1 2002	6.64%
Worst Quarter	Q3 2002	(16.77)%

This table compares the Fund’s average annual total returns for periods ended 12/31/02, to those of the Standard & Poor’s 400 Index (S&P 400) and the Russell Mid Cap Index (RMCI).

Average Annual Total Returns

(for the periods ended December 31, 2002)

		Since
	1 Year	Inception*

VA Mid Corp America Fund	(13.00)%	(2.48)%

S&P 400(1) (reflects no deduction for fees, expenses or taxes)	(14.51)%	0.69%

RMCI(2) (reflects no deduction for fees, expenses or taxes)	(16.18)%	(1.42)%

(1)	The unmanaged S&P 400 generally represents the performance of the mid-range sector of the U.S. stock market.
(2)	The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.The Advisor has elected to change the benchmark index from S&P 400 to RMCI because the market capitalizations of companies comprising the RMCI more closely correlate to the market capitalization of the companies in which the Fund invests.These indices are unmanaged, and investments cannot be made in an index.
*	Since 10/15/01

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Fund Summary, Investment Strategy and Risks

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The fees and expenses in the following tables do not reflect insurance separate account charges.

Shareholder Fees
(fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)

Investment Advisory Fees(1)	0.60%
Other Expenses	1.50%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)	2.10%
Fee Waivers and/or Expense Reimbursements(1)	1.10%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements)(1)	1.00%

(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expense to not more than 1.00% of its average daily net assets, for the period starting January 1, 2003 through April 30, 2004.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same.Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$102	$552	$1,028	$2,344

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Fund Summary, Investment Strategy and Risks

VA New Economy Fund

Fund Summary

Investment Goal
To seek capital appreciation by investing primarily in equity securities of companies engaged in developing products, processes, or services that provide technological or scientific advances and efficiencies

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Investment Focus
Common stocks of companies engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature.

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Principal Investment Strategy
Long-term capital appreciation

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Share Price Volatility
High

Investment Strategy

The Huntington VA New Economy Fund’s investment objective is to seek capital appreciation by investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.

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Under normal market conditions, the Fund invests at least 65% of total assets in the equity securities of U.S. and, to a lesser extent, foreign technology and scientific companies.

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“New economy” companies are those that are engaged in advancing innovations in products, services or processes, generally of a scientific or technological nature. Those companies may be in any of a variety of industries, such as computer hardware, software, electronic components and systems, telecommunications, Internet, media information services companies, biotechnology, robotics, and energy replacement.They also may include companies in more traditional industries, such as certain consumer products retailers, that have extensively used technological or scientific advances to develop new or to improve products or processes and make them more efficient.

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The Fund generally takes a growth approach to selecting stocks, looking for companies that appear poised to grow because of new products, technology or management, as well as new companies that are in the developmental stage. Factors in identifying these companies may include the quality of management, financial strength, a strong position relative to competitors and a stock price that appears reasonable relative to its expected growth rate.The Fund may invest in companies of any size, including small, high growth companies.The Fund also may invest in companies whose shares are being, or recently have been, offered to the public for the first time.

The Fund reserves the right to invest up to 35% of total assets in other securities, such as, corporate bonds and government securities.

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The Fund actively trades its portfolio securities in an attempt to achieve its investment objective.

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Fund Summary, Investment Strategy and Risks

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. In these and in other cases, the Fund may not achieve its investment objective.

For a more complete description of the securities in which the Fund can invest, please see “Investment Practices.”

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Investor Profile
Long-term investors seeking capital appreciation

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What are the main risks of investing in this Fund?
 Loss of money is a risk of investing in the Fund. In addition, your investment in the Fund may be subject to the following principal risks:

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Stock markets generally move in cycles, with periods of rising prices followed by periods of falling prices.The value of your investment will tend to increase or decrease in response to these movements.

Investment Style Risk: The possibility that the securities on which this Fund focuses — the stocks of companies focusing on technological and scientific advancements — will underperform other kinds of investments or market averages.The securities in which the Fund invests may be more vulnerable than most stocks to the obsolescence of existing technology, expired patents, short product cycles, price competition, market saturation and new market entrants and may fluctuate in price more widely and rapidly than the market as a whole.These securities may underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when technology or scientific stocks are out of favor.

Growth Stock Risk: The price of most growth stocks are based on future expectations.As a result, those stocks tend to be more sensitive than value stocks to negative earnings surprises and changes in internal growth rates. Growth stocks in particular may underperform during periods when the market favors value stocks.

Mid/Small Cap Stock Risk: To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

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Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and increase the amount of taxes that shareholders pay.

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For more information about these risks, please see “Glossary of Investment Risks.”

Fund Summary, Investment Strategy and Risks

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Performance Information

The bar chart and performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund’s past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart gives some indication of the risks of an investment in the Fund for each full calendar year that the Fund was in existence.The returns in the bar chart and the table below DO NOT reflect insurance separate account charges. If these charges were included, the returns would be lower than those shown.

Performance Bar Chart and Table

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Best Quarter	Q1 2002	4.59%
Worst Quarter	Q3 2002	(13.97)%

This table compares the Fund’s average annual total returns for periods ended 12/31/2002, to those of the Russell 3000 Growth Index (RUS3G).

Average Annual Total Returns

(for the periods ended December 31, 2002)

		Since
	1 Year	Inception*

VA New Economy Fund	(13.67)%	(4.90)%

RUS3G(1) (reflects no deduction for fees, expenses or taxes)	(28.04)%	(13.55)%

(1)	The unmanaged RUS3G measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.
*	Since 10/15/01

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Fund Summary, Investment Strategy and Risks

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Fees and Expenses

The following tables describe the fees and expenses you would pay if you buy and hold Fund Shares. The first table describes the fees that you would pay directly from your investment if you purchased or sold Fund Shares. The second table describes the expenses you would pay indirectly if you held Fund Shares. The fees and expenses in the following tables do not reflect insurance separate account charges.

Shareholder Fees
(fees paid directly from your investment)	Not Applicable

Annual Fund Operating Expenses
(expenses deducted from the Fund’s assets)

Investment Advisory Fees(1)	0.60%
Other Expenses	2.78%

Total Annual Fund Operating Expenses
(before fee waivers and/or expense reimbursements)	3.38%
Fee Waivers and/or Expense Reimbursements(1)	2.38%

Total Annual Fund Operating Expenses
(after fee waivers and/or expense reimbursements)(1)	1.00%

(1) The Advisor has agreed to contractually waive all or a portion of its investment advisory fee to which it is otherwise entitled to receive and/or to reimburse certain operating expenses of the Fund in order to limit the Fund’s total operating expense to not more than 1.00% of its average daily net assets, for the period starting January 1, 2003 through April 30, 2004.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that each year your investment has a 5% return and that the Fund’s expenses remain the same. Although your actual costs and returns may be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year	3 Years	5 Years	10 Years
Fund Shares	$102	$816	$1,554	$3,506

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Shareowner Guide —
How to Invest in the Huntington VA Funds

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Pricing Shares

The Trust calculates the net asset value (NAV) per share for each of the Huntington VA Funds as of the close of business of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time).

The Trust calculates NAV for each of the Funds offered by this Prospectus by valuing securities held based on market value.These valuation methods are more fully described in the Trust’s Statement of Additional Information.

The Funds are open for business on any day the NYSE is open.The Funds are closed on the following holidays: New Year’s Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Martin Luther King, Jr. Day,Thanksgiving Day and Christmas Day.

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Purchasing Shares

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You may purchase Shares of the Huntington VA Funds only through variable annuity contracts or variable life insurance policies offered by participating insurance companies.These Shares are not offered directly to the public.

You should refer to the Prospectus for the variable annuity contract or variable life insurance policy for information on how to purchase a variable contract or policy and how to select the Huntington VA Funds as an investment option for your contract or policy.

Notes About Purchases

Participating insurance companies, through their separate accounts, are responsible for placing orders to purchase Shares of the Huntington VA Funds. In order to purchase Shares of a Fund on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern Time) that day.

The Trust reserves the right to suspend the sale of Shares of any of its Funds temporarily and the right to refuse any order to purchase Shares of any of its Funds.

If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge the separate account a fee. In addition, the separate account will be liable for any losses incurred by the Trust in connection with the transaction.

What Shares Cost

The offering price of a share is its NAV next determined after the order is considered received by the Trust.The Trust has authorized participating insurance companies to accept purchase orders on its behalf.

The Funds do not impose any sales charges on the purchase of Shares.Withdrawal charges, mortality and expense risk fees and other charges may be assessed by participating insurance companies under the variable annuity contracts or variable life insurance policies.These fees are described in the prospectuses for participating insurance companies, variable annuity contracts and variable life insurance policies.

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Shareowner Guide —
How to Invest in the Huntington VA Funds

Redeeming Shares

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You may redeem Shares of the Huntington VA Funds only through participating insurance companies.

We redeem Shares of the Huntington VA Funds on any business day when the NYSE is open.The price at which the Trust will redeem a Share will be its NAV next determined after the order is considered received.The Trust has authorized the participating insurance companies to accept redemption requests on its behalf.

Notes About Redemptions

In order to redeem Shares of a Huntington VA Fund on a particular day, the Trust must receive the request before 3:00 p.m. (Eastern Time) that day.

For redemptions requests received prior to the cut-off time, usually the proceeds will be wired on the same day; for redemption requests received after the cut-off time, usually proceeds will be wired the following business day after NAV is next determined. Proceeds are wired to an account designated by the participating insurance companies.

To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of Shares of any of its Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the SEC.The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

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The Trust may terminate or modify the methods of redemption at any time.

More About the Huntington VA Funds

Management of the Trust

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Trustees of the Trust are responsible for generally overseeing the conduct of each Fund’s business. The Advisor, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment advisor to the Funds pursuant to investment advisory agreements with the Trust.

Investment Advisor

Subject to the supervision of the Trustees, the Advisor provides a continuous investment program for the Huntington VA Funds, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Huntington VA Funds.

The Advisor, a separate, wholly owned subsidiary of The Huntington National Bank, is the investment advisor to the Huntington VA Funds. As of December 31, 2002, the Advisor had assets under management of $8.1 billion. The Advisor (and its predecessor) has served as an investment advisor to mutual funds since 1987.

The Huntington National Bank is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated (HBI), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. As of December 31, 2002,The Huntington National Bank had assets of $26.7 billion.

The Advisor has designated the following Portfolio Managers:

James J. Gibboney, Jr. serves as the Portfolio Manager of the VA Growth Fund. Mr. Gibboney is a Vice President of The Huntington National Bank and joined the bank in 1989. He is also Vice President of the Advisor. Mr. Gibboney is a Chartered Financial Analyst. He received his M.B.A. from Xavier University.

James M. Buskirk serves as the Portfolio Manager of the VA Income Equity Fund. Mr. Buskirk is a Senior Vice President of The Huntington National Bank and joined the bank in 1989. He is also Senior Vice President of the Advisor. Mr. Buskirk is a Chartered Financial Analyst. He received his M.B.A. from The University of Oregon.

Paul Koscik serves as the Senior Portfolio Manager of the VA Rotating Markets Fund. Mr. Koscik is a Vice President of The Huntington National Bank and joined the bank in 1984. He is also Vice President of the Advisor. Mr. Koscik is a Certified Financial Planner. He received his Bachelor’s Degree and J.D. from the University of Akron.

B. Randolph Bateman serves as Co-Portfolio Manager of the VA Dividend Capture Fund. He is the Chief Executive Officer of the Advisor. Mr. Bateman is also a Chief Investment Officer of The Huntington National Bank and joined the bank in 2000. Mr. Bateman served as Chief Investment Officer of Star Bank from 1988 through 2000. Mr. Bateman is a Chartered Financial Analyst. He received his Bachelor’s Degree from North Carolina State University.

Kirk Mentzer serves as Co-Portfolio Manager of the VA Dividend Capture Fund. Mr. Mentzer is a Senior Vice President and the Director of Fixed Income Research of The Huntington National Bank and joined the bank in 2000. He is also Director of Research for the Advisor. Mr. Mentzer served as Vice President

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More About the Huntington VA Funds

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of Firstar Investment Research & Management Co. from 1989 through 2000. He received his M.B.A. from Xavier University.

Christopher M. Rowane serves as the Portfolio Manager of the VA Mid Corp America Fund. Mr. Rowane is a Senior Vice President of The Huntington National Bank and joined the bank in 2000. He is also Senior Vice President of the Advisor. Mr. Rowane served as Director of Portfolio Management for Firstar from 1993 through 2000. Mr. Rowane is a Chartered Financial Analyst. He received his Bachelor’s Degree and M.B.A. from Gannon University.

Dr. Bernard Shinkel serves as the Senior Portfolio Manager of the VA New Economy Fund. Dr. Shinkel is a Vice President of The Huntington National Bank and joined the bank in 1997. He is also Vice President of the Advisor. He received his Master’s in Taxation from Walsh College of Accountancy and Business. Dr. Shinkel received his Master’s and Ph.D. in Management from Purdue University.

Huntington is entitled to receive the following fees for its services as investment advisor: 0.60% of the average daily net assets of the VA Growth Fund,VA Income Equity Fund,VA Rotating Markets Fund,VA Dividend Capture Fund,VA Mid Corp America Fund and the VA New Economy Fund. The Advisor has contractually agreed to waive a portion of its fee and/or reimburse a fund for certain operating expenses in order to limit the total operating expenses of each Fund to not more than 1.00% of its average daily net assets for the period starting January 1, 2003 through April 30, 2004.

The Huntington National Bank is also responsible for providing sub-administration, accounting and custodian services to the Trust. Huntington National Bank is entitled to receive a maximum fee of .06% of the Funds’ average daily net assets for sub-administrative services, a maximum fee of .0425% of the Funds’ average daily net assets for financial administration and portfolio accounting services (subject to a minimum annual fee of $9,000 for new share classes added on or after December 1, 2001), and a maximum fee of .026% of each Fund’s average daily assets for custody services.

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More About the Huntington VA Funds

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Prior Performance of Similarly Managed Funds

The table below presents prior performance information for Trust Shares of the Huntington Income Equity Fund and the Huntington Growth Fund, both a portfolio of The Huntington Funds, mutual funds advised by the Advisor.The investment objectives, strategies and risks of the Huntington VA Income Equity Fund are substantially similar in all material respects to those of the Huntington Income Equity Fund.The investment objectives, strategies and risks of the Huntington VA Growth Fund are substantially similar in all material respects to those of the Huntington Growth Fund.

However, expenses for the Huntington VA Income Equity Fund and the Huntington VA Growth Fund will differ from those of the Huntington Income Equity Fund and the Huntington Growth Fund, respectively. The table below has not been adjusted to account for the expense differences.

The table shows how the average annual returns of the Trust Shares of the Huntington Income Equity Fund and the Huntington Growth Fund compare to those of a broad measure of market performance. Total returns shown assume reinvestment of dividends and distributions.The Huntington Income Equity Fund and the Huntington Growth Fund are each a separate fund and their historical performance is not an indication of the potential performance of the Huntington VA Income Equity Fund and the Huntington VA Growth Fund, respectively.

	Average Annual Total Returns
		(as of 12/31/02)

				Since Inception
	1 Year	5 Years	10 Years	(7/3/89)

Huntington Income Equity Fund	(12.62)%	(0.16)%	7.47%	7.23%
S&P 500*	(22.10)%	(0.59)%	9.33%	10.29%
				Since Inception
	1 Year	5 Years	10 Years	(7/3/89)

Huntington Growth Fund	(22.30)%	(2.01)%	7.05%	8.00%
S&P 500*	(22.10)%	(0.59)%	9.33%	10.29%

*Since 7/31/89

While the other four Funds of the Trust (VA Rotating Markets Fund, VA Dividend Capture Fund, VA Mid Corp America Fund and VA New Economy Fund) have substantially similar investment objectives, strategies and risks as corresponding portfolios of The Huntington Funds that are also advised by the Advisor, no prior performance for those funds are presented since they commenced operations at about the same time as the four Funds of the Trust.

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More About the Huntington VA Funds

Dividends and Distributions

Each of the Funds offered by this Prospectus declares and pays dividends on investment income annually.The Fund also makes distributions of net capital gains, if any, at least annually.

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All dividends and distributions payable to a shareholder will be automatically reinvested in additional Shares of the respective Huntington VA Fund unless an election is made on behalf of a separate account to receive some or all of a dividend in cash.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts may be taxable at ordinary income rates. In addition, distributions made to an owner who is younger than 59  1 / 2 may be subject to a 10% penalty tax.

Tax Consequences

There are many important tax consequences associated with investment in a Huntington VA Fund. Please read the insurance contract prospectus provided by the participating insurance company and consult your tax advisor regarding the specific federal, state and local tax consequences applicable to your investment.

Each of the Huntington VA Funds intends to comply with the variable contract asset diversification regulations of the Internal Revenue Service. If a Fund fails to comply with these regulations, contracts invested in the Fund will not be treated as an annuity, endowment or life insurance contract under the Internal Revenue Code, and income allocable to the contracts would be taxable currently to the holders of such contracts.

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Financial Information

Financial Highlights

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The financial highlights tables that follow are intended to help you understand a Fund’s financial performance for the periods ended December 31. Certain information reflects financial results for a single Fund unit.The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).This information has been derived from the Funds’ financial statements, which have been audited by KPMG LLP, independent auditors, whose report, along with the Funds’ financial statements, is included in the Funds’Annual Report, which is available upon request.

More About the Huntington VA Funds

Financial Highlights

	Huntington VA
	Growth Fund
	Year Ended	Year Ended
	December 31,	December 31,
(For a share outstanding throughout each period)	2002	2001(3)

Selected Per-Share Data
Net Asset Value, Beginning of Period	$9.22	$10.00

Net investment income/(loss)	—	(0.04)
Net realized and unrealized gain/(loss)
on investments	(1.90)	(0.74)

Total from investment operations	(1.90)	(0.78)

Distributions from net investment income	—	—
Net Asset Value, End of Period	$7.32	$9.22

Total Return(1)	(20.56)%	(7.80)%

Ratios to Average Net Assets
Net Expenses	1.02%	2.00% (4)
Net investment income	0.14%	(1.11)% (4)
Expense waiver/reimbursement(2)	0.56%	14.85% (4)
Net assets, end of period (000 omitted)	$3,654	$434
Portfolio turnover rate	2%	0%
(1)	Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value.Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
(2)	This expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from May 1, 2001 (commencement of operations) to December 31, 2001.
(4)	Computed on annualized basis.

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Financial Highlights

		Huntington VA
		Income Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
(For a share outstanding throughout each period)	2002	2001	2000	1999(4)

Selected Per-Share Data
Net Asset Value, Beginning of Period	$10.10	$10.07	$9.84	$10.00

Net investment income/(loss)	0.23	0.18	0.33	0.06
Net realized and unrealized gain/(loss)
on investments	(1.22)	0.06	0.23	(0.13)

Total from investment operations	(0.99)	0.24	0.56	(0.07)

Distributions from net investment income	(0.23)	(0.20)	(0.33)	(0.05)

Return of capital distributions(1)	—	(0.01)	—	(0.04)

Total distributions	(0.23)	(0.21)	(0.33)	(0.09)

Net Asset Value, End of Period	$8.88	$10.10	$10.07	$9.84

Total Return(2)	(9.96)%	2.34%	5.85%	(0.72)%

Ratios to Average Net Assets
Net Expenses	1.11%	1.91%	0.77%	0.77% (5)
Net investment income	2.81%	1.76%	3.66%	4.30% (5)
Expense waiver/reimbursement(3)	0.43%	0.15%	1.47%	10.08% (5)
Net assets, end of period (000 omitted)	$8,712	$4,453	$3,516	$2,221
Portfolio turnover rate	4%	38%	6%	0%
(1)	Represents a return of capital for federal income tax purposes.
(2)	Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value.Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
(3)	This expense decrease is reflected in both the expense and net investment income ratios.
(4)	Reflects operations for the period from October 21, 1999 (commencement of operations) to December 31, 1999.
(5)	Computed on annualized basis.

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Financial Highlights

	Huntington			Huntington
	VA Rotating			VA Dividend
	Markets Fund			Capture	Fund

	Year Ended	Year Ended		Year Ended	Year Ended
	December 31,	December 31,		December 31,	December 31,
(For a share outstanding throughout each period)	2002	2001(3)		2002	2001(3)

Selected Per-Share Data
Net Asset Value, Beginning of Period	$10.45	$10.00		$10.15	$10.00

Net investment income/(loss)	(0.01)	—		0.33	0.14
Net realized and unrealized gain/(loss)
on investments	(1.57)	0.45		(0.33)	0.10

Total from investment operations	(1.58)	0.45		—	0.24

Distributions from net investment income	—	—		(0.34)	(0.09)

Total Distributions	—	—		(0.34)	(0.09)

Net Asset Value, End of Period	$8.87	$10.45		$9.81	$10.15

Total Return(1)	(15.12)%	4.50%		(0.05)%	2.44%

Ratios to Average Net Assets
Net Expenses	1.21% (5)	2.00%	(4)(5)	1.12%	2.00% (4)
Net investment income	(0.20)%	(0.21)%	(4)	5.89%	5.25% (4)
Expense waiver/reimbursement(2)	2.12%	16.20%	(4)	1.11%	15.47% (4)
Net assets, end of period (000 omitted)	$930	$210		$3,396	$220
Portfolio turnover rate	113%	0%		70%	12%
(1)	Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value.Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
(2)	This expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from October 15, 2001 (commencement of operations) to December 31, 2001.
(4)	Computed on annualized basis.
(5)	Does not include the effect of expenses of underlying funds.
(6)	Effecitve May 1, 2003, the Huntington VA Rotating Index Fund changed its name to the Huntington VA Rotating Markets Fund.

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Financial Highlights

	Huntington			Huntington
	VA Mid Corp			VA New
	America			Economy
	Year Ended	Year Ended		Year Ended	Year Ended
	December 31,	December 31,		December 31,	December 31,
(For a share outstanding throughout each period)	2002	2001(3)		2002	2001(3)

Selected Per-Share Data
Net Asset Value, Beginning of Period	$11.15	$10.00		$10.90	$10.00

Net investment income/(loss)	—	(0.02)		(0.02)	(0.03)
Net realized and unrealized gain/(loss)
on investments	(1.45)	1.17		(1.47)	0.93

Total from investment operations	(1.45)	1.15		(1.49)	0.90

Net Asset Value, End of Period	$9.70	$11.15		$9.41	$10.90

Total Return(1)	(13.00)%	11.50%		(13.67)%	9.00%

Ratios to Average Net Assets
Net Expenses	1.15%	2.00%	(4)	1.21%	2.00%	(4)
Net investment income	(0.10)%	(0.85)%	(4)	(0.44)%	(1.20)%	(4)
Expense waiver/reimbursement(2)	0.95%	15.87%	(4)	2.17%	15.91%	(4)
Net assets, end of period (000 omitted)	$3,106	$289		$755	$228
Portfolio turnover rate	3%	3%		20%	0%
(1)	Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value.Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund’s shares.
(2)	This expense decrease is reflected in both the expense and net investment income ratios.
(3)	Reflects operations for the period from October 15, 2001 (commencement of operations) to December 31, 2001.
(4)	Computed on annualized basis.

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Additional Investment Strategies

Fundamental Investment Policies

The following are fundamental policies of the indicated Fund:

VA Growth Fund

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• at least 65% of total assets invested in equity securities.

Additional Investment Information

VA Rotating Markets Fund. Both in current market conditions and, more importantly, over longer time periods, the Advisor believes that rotating investments among equity market segments, each of which may be representative of one or more indices, holds the most promise of maximizing performance for Fund shareholders.The Advisor believes that a focus on investing in stocks representative of one of four equity market segments (i.e., small-cap, mid-cap, large-cap and international) will offer the greatest potential for capital appreciation.At any given time, the Fund will be invested (with the exception of cash and short-term securities) in one of the four equity market segments as selected by the Advisor from time to time.While there is no present intention to do so, it is possible that, in the future, the Advisor will seek to add other market segments for possible investments, subject to modification of the prospectus to reflect such a change. In addition, the Advisor will retain the flexibility to invest in growth and/or value stocks based on its expectation of what will provide the greatest potential for capital appreciation at any given time.The Advisor does not intend to concentrate in any particular industry or sector.As a result, the Advisor retains a broad mandate and discretion to invest in those stocks in a market segment that it believes are best positioned at any time to provide shareholders with capital appreciation.There is no guarantee that the Advisor will be able to predict the equity market segment that offers the greatest return or the timing of rotations among equity market segments. To the extent the Fund invests in index-based securities an investor will bear not only a proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the issuer of the index-based security. In addition, an investor will bear his proportionate share of expenses, if any, related to the distribution of the Fund’s Shares, and he/she may also indirectly bear transaction fees paid by the Fund incurred in the purchase of index-based securities. Finally, an investor should recognize that, as a result of the Fund’s ability to invest in index-based securities, he/she may receive taxable capital gains distributions to a greater extent than would be the case if he/she invested directly in the securities comprising the index.

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Investment Practices

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks.The following table describes the securities and techniques the Funds use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed-income securities are subject primarily to market, credit and prepayment risk. Following the table is a more complete discussion of risk.You may also consult the Statement of Additional Information for more details about the securities in which the Funds may invest.

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Fund Name	Fund Code

VA Growth Fund	1
VA Income Equity Fund	2
VA Rotating Markets Fund	3
VA Dividend Capture Fund	4
VA Mid Corp America Fund	5
VA New Economy Fund	6

Instrument	Fund Code	Risk Type

American Depository Receipts (ADRs): ADRs are foreign Shares	1-6	Market
of a company held by a U.S. bank that issues a receipt evidencing		Political
ownership.ADRs pay dividends in U.S. dollars. Generally,ADRs are		Foreign Investment
designed for trading in the U.S. securities market.

Asset-Backed Securities: Securities backed by company receivables,	6	Pre-payment
home equity loans, truck and auto loans, leases, credit card receivables		Market
and other securities backed by other types of receivables or assets.		Credit
Regulatory

Bankers’ Acceptances: Bills of exchange or time drafts drawn on and	1-6	Credit
accepted by a commercial bank.They generally have maturities of six		Liquidity
months or less.		Market

Bonds: Bonds or fixed income securities pay interest, dividends or	1-6	Market
distributions at a specified rate.The rate may be a fixed percentage of		Credit
the principal or adjusted periodically. In addition, the issuer of a bond		Liquidity
or a fixed income security must repay the principal amount of the security,		Pre-payment
normally within a specified time. Bonds or fixed income securities provide more regular income than equity securities. However, the returns on bonds or fixed income securities are limited and normally do not increase with the issuer’s earnings.This limits the potential appreciation of bonds or fixed income securities as a compared to equity securities.

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Instrument	Fund Code	Risk Type

Call and Put Options: A call option gives the buyer the right to	1-6	Management
buy, and obligates the seller of the option to sell, a security at a		Liquidity
specified price.A put option gives the buyer the right to sell, and		Credit
obligates the seller of the option to buy, a security at a specified price.		Market
The Funds will sell only covered call and secured put options, and		Leverage
may buy bonds’ existing option contraction known as “closing transactions”.

Certificates of Deposit: Negotiable instruments with a stated maturity.	1-6	Market
Credit
Liquidity

Commercial Paper: Secured and unsecured short-term promissory notes	1-6	Credit
issued by corporations and other entities.Their maturities generally vary		Liquidity
from a few days to nine months.		Market

Common Stock: Shares of ownership of a company.	1-6	Market

Convertible Securities:Bonds or preferred stock that convert to common stock.	1-6	Credit
Market

Demand Notes: Securities that are subject to puts and standby commitments	1-6	Market
to purchase the securities at a fixed price (usually with accrued interest)		Liquidity
within a fixed period of time following demand by a Fund.		Management

Derivatives: Instruments whose value is derived from an underlying contract,	1-6	Management
index or security, or any combination thereof, including futures, options		Market
(e.g., put and calls), options on futures, swap agreements, and some mortgage-		Credit
backed securities.		Liquidity
Leverage

Foreign Securities: Stocks issued by foreign companies including ADRs,	1-6	Market
European Depositary Receipts and Global Depository Receipts, as well as		Political
commercial paper of foreign issuers and obligations of foreign governments,		Foreign Investment
companies, banks, overseas branches of U.S. banks or supranational entities.		Liquidity

Forward Foreign Currency Contracts: An obligation to purchase or sell a	1-6	Management
specific amount of a currency at a fixed future date and price set by the		Liquidity
parties involved at the time the contract is negotiated.		Credit
Market
Political
Leverage
Foreign Investment

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Instrument	Fund Code	Risk Type

Futures and Related Options: A contract providing for the future sale	1-6	Management
and purchase of a specific amount of a specific security, class of securities,		Market
or index at a specified time in the future and at a specified price.The		Credit
aggregate value of options on securities (long puts and calls) will not		Liquidity
exceed 10% of a Fund’s net assets at the time it purchases the options.		Leverage
Each Fund will limit obligations under futures, options on futures, and options on securities to no more than 25% of the Fund’s assets.

Illiquid Securities: Securities that ordinarily cannot be sold within	1-6	Liquidity
seven business days at the value the Fund has estimated for them.		Market
Each Fund may invest up to 15% of its total assets in illiquid securities.

Index-Based Securities: Index-based securities such as:	1-6	Market
iShares Russell 2000 Index Fund, Standard & Poor’s Depository Receipts
(“SPDRs”) and NASDAQ-100 Index Tracking Stock (“NASDAQ 100s”),
represent ownership in an investment portfolio of common stocks designed to track the price performance and dividend yield of an index, such as the Russell 2000 Index or the NASDAQ-100 Index. Index-based securities entitle a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the index stocks in the underlying portfolio, less expenses.

Investment Company Securities: Shares of registered investment companies.	1-6	Market
These may include Huntington Money Market Funds and other registered investment companies for which the Advisor, or any of its affiliates serves as investment advisor, administrator or distributor. Except for the VA Rotating
Markets Fund, each of the Funds may invest up to 5% of its assets in the
Shares of any one registered investment company. Such Funds may not, however, own more than 3% of the securities of any one registered investment company or invest more than 10% of its assets in the Shares of other registered investment companies.The VA Rotating Markets Fund may invest all of its assets in the Shares of any one investment company or investment companies.The VA Rotating Markets Fund, however, may not own more than 3% of the securities of any one investment company.
If the VA Rotating Markets Fund owns more than 1% of the shares of an investment company, that portion that exceeds 1% may be considered illiquid and would be subject to the limitation on investing in illiquid
securities.As a shareholder of an investment company, a Fund will indirectly bear investment management fees of that investment company, which are in addition to the management fees the fund pays its own advisor.

Investment Grade Securities: Securities rated BBB or higher by Standard &	1-6	Market
Poor’s; Baa or better by Moody’s; similarly rated by other nationally recognized		Credit
rating organizations; or, if not rated, determined to be of comparably high quality by the Advisor.

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Instrument	Fund Code	Risk Type

Money Market Instruments: Investment-grade, U.S. dollar-denominated	1-6	Market
debt securities with remaining maturities of one year or less.These may		Credit
include short-term U.S. government obligations, commercial paper and other short-term corporate obligations, repurchase agreements collateralized with U.S. government securities, certificates of deposit, bankers’ acceptances, and other financial institution obligations.These securities may carry fixed or variable interest rates.

Mortgage-Backed Securities: Bonds backed by real estate loans and pools	1-6	Pre-payment
of loans.These include collateralized mortgage obligations (CMOs) and		Market
real estate mortgage investment conduits (REMICs).		Credit
Regulatory

Municipal Securities: Securities issued by a state or political subdivision to	2	Market
obtain funds for various public purposes. Municipal securities include private		Credit
activity bonds and industrial development bonds, as well as general obligation		Political
bonds, tax anticipation notes, bond anticipation notes, revenue anticipation notes,		Tax
project notes, other short-term tax-exempt obligations, municipal leases, and		Regulatory
obligations of municipal housing authorities (single family revenue bonds).
There are two general types of municipal bonds: General-Obligation Bonds, which are secured by the taxing power of the issuer and Revenue Bonds, which take many shapes and forms but are generally backed by revenue from a specific project or tax.These include, but are not limited to, certificates of participation
(COPs); utility and sales tax revenues; tax increment or tax allocations; housing and special tax, including assessment district and community facilities district
(Mello-Roos) issues which are secured by taxes on specific real estate parcels;
hospital revenue; and industrial development bonds that are secured by the financial resources of a private company.

Options on Currencies: A Fund may buy put options and sell covered call	1-6	Management
options on foreign currencies (traded on U.S. and foreign exchanges or		Liquidity
over-the-counter markets).A covered call option means the Fund will own		Credit
an equal amount of the underlying foreign currency. Currency options help		Market
a Fund manage its exposure to changes in the value of the U.S. dollar relative		Political
to other currencies. If a Fund sells a put option on a foreign currency, it will		Leverage
establish a segregated account with its Custodian consisting of cash, U.S.		Foreign Investment
government securities or other liquid high-grade bonds in an amount equal to the amount the Fund would be required to pay if the put is exercised.

Preferred Stocks: Equity securities that generally pay dividends at a specified	1-6	Market
rate and take precedence over common stock in the payment of dividends or in the event of liquidation. Preferred stock generally does not carry voting rights.

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Instrument	Fund Code	Risk Type

Real Estate Investment (REITs): Pooled investment vehicles which	1-6	Liquidity
invest primarily in income producing real estate or real estate loans		Management
or interest.		Market
Regulatory
Tax
Pre-payment
Real Estate/REIT

Repurchase Agreements: The purchase of a security and the simultaneous	1-6	Market
commitment to return the security to the seller at an agreed upon price on an		Leverage
agreed upon date.This is treated as a loan.

Reverse Repurchase Agreements: The sale of a security and the	1-6	Market
simultaneous commitment to buy the security back at an agreed upon		Leverage
price on an agreed upon date.This is treated as a borrowing by a Fund.

Restricted Securities: Securities not registered under the Securities Act	1-6	Liquidity
of 1933, such as privately placed commercial paper and Rule 144A securities.		Market

Securities Lending: The Funds may each lend up to 33 1/3% of their total	1-6	Market
assets. Such loans must be collateralized by cash, U.S. government obligations		Liquidity
or other high-quality debt obligations and marked to market daily.		Leverage

Tax-Exempt Commercial Paper: Commercial paper issued by governments	2	Credit
and political sub-divisions.		Liquidity
Market
Tax

Time Deposits: Non-negotiable receipts issued by a bank in exchange for a	1-6	Liquidity
deposit of money.		Credit
Market

Treasury Receipts: Treasury receipts,Treasury investment growth receipts,	1-6	Market
and certificates of accrual of Treasury securities.

Unit Investment Trusts: A type of investment vehicle, registered with the SEC	1-6	Market
under the Investment Company Act of 1940, that purchases a fixed portfolio of income-producing securities, such as corporate, municipal, or government bonds, mortgage-backed securities, or preferred stock. Unit holders receive an undivided interest in both the principal and the income portion of the portfolio in proportion to the amount of capital they invest.The portfolio of securities remains fixed until all the securities mature and unit holders have recovered their principal.

U.S. Government Agency Securities: Securities issued by agencies and	1-6	Market
instrumentalities of the U.S. government.These include Ginnie Mae,		Credit
Fannie Mae, and Freddie Mac.

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Instrument	Fund Code	Risk Type

U.S. Treasury Obligations: Bills, notes, bonds, separately traded	1-6	Market
registered interest and principal securities, and coupons under bank entry safekeeping.

Variable and Floating Rate Instruments: Obligations with interest rates	1-6	Credit
that are reset daily, weekly, quarterly or on some other schedule. Such		Liquidity
instruments may be payable to a Fund on demand.		Market

Warrants: Securities that give the holder the right to buy a proportionate	1-6	Market
amount of common stock at a specified price.Warrants are typically issued		Credit
with preferred stock and bonds.

When-Issued Securities and Forward Commitments: A purchase of,	1-6	Market
or contract to purchase, securities at a fixed price for delivery at a future		Leverage
date.The portfolio managers of each Fund expect that commitments to		Liquidity
enter into forward commitments or purchase when-issued securities will		Credit
not exceed 25% of the Fund’s total assets.

Yankee Bonds and Similar Debt Obligations: U.S. dollar denominated	1-6	Market
bonds issued by foreign corporations or governments. Sovereign bonds are		Credit
those issued by the government of a foreign country. Supranational bonds are those issued by supranational entities, such as the World Bank and
European Investment Bank. Canadian bonds are those issued by
Canadian provinces.

Zero-Coupon Securities: Zero-coupon securities are debt obligations	1-6	Credit
which are generally issued at a discount and payable in full at maturity, and		Market
which do not provide for current payments of interest prior to maturity.		Zero Coupon
Liquidity
Pre-payment

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Glossary of Investment Risks

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This section discusses the risks associated with the securities and investment techniques listed above, as well as the risks mentioned under the heading “What are the main risks of investing in this Fund?” in each Fund profile. Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain types of investments and Funds are more susceptible to these risks than others.

Active Trading Risk. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses).Actively trading portfolio securities increases the Fund’s trading costs and may have an adverse impact on the Fund’s performance.

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Credit Risk. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Generally speaking, the lower a security’s credit rating, the higher its credit risk. If a security’s credit rating is downgraded, its price tends to decline sharply, especially as it becomes more probable that the issuer will default.

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Foreign Investment Risk. Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. For instance, foreign governments may limit or prevent investors from transferring their capital out of a country.This may affect the value of your investment in the country that adopts such currency controls. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to governmental collapse.These risks are greater in the emerging markets than in the developed markets of Europe and Japan.

Hedging. When a derivative (a security whose value is based on that of another security or index) is used as a hedge against an opposite position that a fund holds, any loss on the derivative should be substantially offset by gains on the hedged investment, and vice versa.Although hedging can be an effective way to reduce a Fund’s risk, it may not always be possible to perfectly offset one position with another.As a result, there is no assurance that a Fund’s hedging transactions will be effective.

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Interest-Rate Risk. The possibility that the value of the Fund’s investments will decline due to an increase in interest rates, or that the Fund’s yield will decrease due to a decline in interest rates.

Investment Style Risk. The risk that the particular type of investment on which a Fund focuses (such as small cap value stocks or large-cap growth stocks) may underperform other asset classes or the overall market. Individual market segments tend to go through cycles of performing better or worse than other types of securities.These periods may last as long as several years.Additionally, a particular market segment could fall out of favor with investors, causing a Fund that focuses on that market segment to underperform those that favor other kinds of securities.

Leverage Risk. The risk associated with securities or investment practices that magnify small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

Liquidity Risk. The risk that a security may be difficult or impossible to sell at the time and price the seller wishes.The seller may have to accept a lower price for the security, sell other securities instead, or forego a more attractive investment opportunity.All of this could hamper the management or performance of a Fund.

Management Risk. The risk that a strategy used by a Fund’s portfolio manager may fail to produce the intended result.This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged.

Market Risk. The risk that a security’s market value may decline, sometimes rapidly and unpredictably.These fluctuations may cause a security to be worth less than the price the investor originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector or the market as a whole. For fixed-income securities, market risk is largely influenced by changes in interest rates. Rising interest rates typically cause the value of bonds to decrease, while falling rates typically cause the value of bonds to increase.

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Mid/Small Cap Stock Risk. To the extent that the Fund invests in small cap and mid cap stocks, it takes on additional risks. Small cap and mid cap stocks tend to be less liquid and more volatile than large cap stocks. Smaller companies tend to depend heavily on new products and/or a few products or services and often have less experienced management.

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Political Risk. The risk of investment losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

Pre-payment & Call Risk. The risk that a security’s principal will be repaid at an unexpected time. Prepayment and call risk are related, but differ somewhat. Prepayment risk is the chance that a large number of the mortgages underlying a mortgage-backed security will be refinanced sooner than the investor had expected. Call risk is the possibility that an issuer will “call”—or repay—a high-yielding bond before the bond’s maturity date. In both cases, the investor is usually forced to reinvest the proceeds in a security with a lower yield.This turnover may result in taxable capital gains and, in addition, may lower a portfolio’s income. If an investor paid a premium for the security, the prepayment may result in an unexpected capital loss.

Prepayment and call risk generally increase when interest rates decline, and can make a security’s yield as well as its market price more volatile. Generally speaking, the longer a security’s maturity, the greater the prepayment and call risk it poses.

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Real Estate/REIT Risk. The Fund’s investments in REITs are subject to the same risks as direct investments in real estate. Real estate values rise and fall in response to many factors, including local, regional and national economic conditions, the demand for rental property, and interest rates.When economic growth is slowing, demand for property decreases and prices may fall. Rising interest rates, which drive up mortgage and financing costs, can inhibit construction, purchases, and sales of property. Property values could decrease because of overbuilding, extended vacancies, increase in property taxes and operating expenses, zoning laws, environmental regulations, clean-up of and liability for environmental hazards, uninsured casualty or condemnation losses, or a general decline in neighborhood values.The Fund’s investment may decline in response to declines in property values or other adverse changes to the real estate market. In addition, REITs may have limited financial resources, may trade less frequently and in limited volume and may be more volatile than other securities.

Regulatory Risk. The risk that federal and state laws may restrict an investor from seeking recourse when an issuer has defaulted on the interest and/or principal payments it owes on its obligations.These laws include restrictions on foreclosures, redemption rights after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

Small-Company Stock Risk. Investing in small companies is generally more risky than investing in large companies, for a variety of reasons. Many small companies are young and have limited track records.They also may have limited product lines, markets or financial resources.They may, in addition, be more vulnerable to adverse business or economic developments than larger companies. Stocks issued by small companies tend to be less liquid and more volatile than stocks of larger companies or the market averages in general. In addition, small companies may not be well-known to the investing public, may not have institutional ownership, and may have only cyclical, static or moderate growth prospects. If a fund concentrates on small companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

Tax Risk. The risk that the issuer of a security will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences for the issuer and potential losses for its investors.

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Zero Coupon Risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes.These securities tend to be more volatile than securities that pay interest periodically.


More information about the Funds is available free upon request, including the following:

Annual and Semi-Annual Reports
The Semi-Annual Report includes unaudited information about the performance of the Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the Huntington VA Funds portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

Statement of Additional Information
Provides more detailed information about the Funds and its policies. A current Statement of Additional Information is on file with the SEC and is incorporated by reference into (considered a legal part of) this Prospectus.

HUNTINGTON ASSET ADVISORS, INC., a wholly owned subsidiary of The Huntington National Bank, is the Advisor to the Huntington VA Funds.

EDGEWOOD SERVICES, INC. is the Distributor and is not affiliated with The Huntington National Bank.

For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or for any other inquiries:

Call (800) 253-0412

Write
Huntington VA Funds
41 South High Street
Columbus, OH 43287

Log on to the Internet
The SEC's website, http://www.sec.gov, contains text only versions of the Huntington VA Funds documents.

Contact the SEC
Call (202) 942-8090 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Funds.

Alternatively, you may send your request to the SEC by e-mail at publicinfo@sec.gov or by mail with a duplicating fee to the SEC's Public Reference Section, 450 Fifth Street, NW, Washington, D.C. 20549-0102.

Investment Company Act
File No. 811-9481.

Cusip 446771206
Cusip 446771107
Cusip 446771701
Cusip 446771305
Cusip 446771503
Cusip 446771602

[Logo of Huntington Funds]

Huntington Funds Shareholder Services: 1-800-253-0412
The Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

* Not FDIC Insured * No Bank Guarantee * May Lose Value

1400075

[Logo of Huntington Funds]

Huntington VA Funds Shareholder Services: 1-800-253-0412
Huntington Investment Company, Member NASD/SIPC: 1-800-322-4600

                           HUNTINGTON VA FUNDS

                        Huntington VA Growth Fund
                    Huntington VA Income Equity Fund
  Huntington VA Rotating Markets Fund (formerly, Huntington VA Rotating
                               Index Fund)
                   Huntington VA Dividend Capture Fund
                   Huntington VA Mid Corp America Fund
                     Huntington VA New Economy Fund

                   STATEMENT OF ADDITIONAL INFORMATION

This  Statement of  Additional  Information  (SAI)  contains  information which may be of  interest to  investors  in the  Huntington  VA Funds but which is not  included in the  Prospectus.  This SAI is not a  Prospectus and is only authorized for  distribution  when accompanied or preceded by the Prospectus  for the  Huntington VA Funds dated May 1, 2003.  This SAI should be read  together with the  Prospectus.  The SAI  incorporates  by reference  the Funds'  Annual  Report.  Investors  may obtain a free copy of a Prospectus  or Annual  Report by calling the  Huntington VA Funds at
800-253-0412.  Capitalized  terms  used but not  defined in this SAI have the same meaning as set forth in the Prospectus.

                               May 1, 2003



                               Definitions

For convenience, we will use the following terms throughout this SAI.

"Advisor"            --  Huntington   Investment   Advisors,   Inc.,  the
Funds' investment advisor.

"Edgewood"           --  Edgewood    Services,    Inc.,    the    Trust's
distributor.

"Federated"          --  Federated   Services   Company,    the   Trust's
                         administrator.

"Funds"              --  Each of the separate  investment  portfolios  of
the Trust.

"Huntington Bank"    --  The     Huntington     National     Bank,    the
                         sub-administrator of the Funds.

"Independent Trustees"-- Trustees  who are not  "interested  persons"  of the Trust, as defined in the 1940 Act.

"1940 Act"           --  The Investment Company Act of 1940, as amended.

"NRSRO"              --  Nationally   Recognized    Statistical   Ratings
                         Organization such as Moody's Investors  Service,
                         Inc.    (Moody's)   or   Standard   and   Poor's
                         (S&P).

"Prospectus"         --  The Prospectus of the Funds.

"Trust"              --  The Huntington VA Funds.


                      HOW ARE THE FUNDS ORGANIZED?

The  Trust  is  an  open-end,  management  investment  company  that  was established  under the laws of the  Commonwealth of Massachusetts on June
30,  1999.  The  Trust  consists  of six  separate  Funds  with  separate
investment   objectives   and   policies   established   exclusively   as
investment  vehicles  for  separate  accounts  offered  by  participating insurance  companies.  Each of these Funds is diversified.  Effective May
1, 2003,  the  Huntington VA Rotating  Index Fund changed its name to the
Huntington  VA Rotating  Markets Fund in  connection  with changes to its investment  objective and policies,  as described in its proxy  statement and acted on at a special  shareholder  meeting  held on April 17,  2003.
The  changes   allow  the  Fund  to  rotate   investments   among  stocks
comprising equity market segments rather than indices.

Much of the  information  contained  in this SAI  expands  upon  subjects
discussed  in  the  Funds'   Prospectus.   No   investment  in  units  of
beneficial  interest  (Shares)  of a Fund  should be made  without  first reading the Funds' Prospectus.

                   SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.


-----------------------------------------------------------------------------------
                        VA        VA       VA       VA         VA Mid    VA New
                        Growth    Income   Rotating Dividend   Corp      Economy
                          Fund    Equity   Markets  Capture    America     Fund
                                    Fund     Fund      Fund      Fund
                                                    -------------------------------
----------------------------------------------------
Equity Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Common Stocks             P        P        P         P          P         P
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Preferred Stocks          P        P        A         P          P         P
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Real Estate               A        A        A         P          A         A
  Investment Trusts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Warrants                  A        A        A         A          A         A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Limited Liability         N        N        N         A          A         N
  Companies
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Fixed Income Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Treasury Receipts         A        A        A         A          A         A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  U.S. Treasury             A        A        A         A          A         A
  Obligations
----------------------------------         ----------------------------------------
-----------------------------------------------------------------------------------
  U.S. Government
  Agency Securities         A        A        A         A          A         A
----------------------------------         ----------------------------------------
-----------------------------------------------------------------------------------
  Bonds                     A        A        A         A          A         A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Certificates of           A        A        A         A          A         A
  Deposit
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Corporate Debt            A        P        A         A          A         A
  Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Commercial Paper          A        A        A         A          A         A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Demand Notes              A        A        A         A          A         A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Mortgage Backed           A        A        A         A          A         A
  Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Asset Backed              N        N        N         N          N         A
  Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Zero Coupon               A        A        A         A          A         A
  Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Bankers' Acceptances      A        A        A         A          A         A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Investment Grade          A        A        A         A          A         A
  Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Convertible Securities      A        A        A         A          P         P
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Tax Exempt Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  General Obligation        N        A        N         N          N         N
  Bonds
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Special Revenue Bonds     N        A        N         N          N         N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Tax Exempt                N        A        N         N          N         N
  Commercial Paper
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Tax Increment             N        A        N         N          N         N
  Financing Bonds
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Municipal Notes           N        A        N         N          N         N
-----------------------------------------------------------------------------------
  Variable Rate             A        A        A         A          A         A
  Instruments
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Municipal Leases          N        A        N         N          N         N
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Foreign Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  American Depository       A        A        A         A          A         A
  Receipts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  European Depository       N        N        A         N          N         N
  Receipts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Global Depository         N        N        A         N          N         N
  Receipts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Foreign Forward
  Currency Contracts        A        A        A         A          A         A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Foreign Exchange          N        N        A         N          N         N
  Contracts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Obligations of
  Supranational             N        N        A         N          N         N
  Agencies
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                        VA        VA       VA       VA         VA Mid    VA New
                        Growth    Income   Rotating Dividend   Corp      Economy
                          Fund    Equity   Markets  Capture    America     Fund
                                    Fund     Fund      Fund      Fund
                                                    -------------------------------
-----------------------------------------------------------------------------------
  Derivative Contracts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Call and Put Options      A        A        A         A          A         A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Futures Contracts         A        A        A         A          A         A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Options                   A        A        A         A          A         A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Options on Currencies     A        A        A         A          A         A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Special Transactions
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Repurchase Agreements     A        A        A         A          A         A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Reverse Repurchase        A        A        A         A          A         A
  Agreements
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Delayed Delivery          A        A        A         A          A         A
  Transactions
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Securities Lending        A        A        A         A          A         A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Illiquid Securities       A        A        A         A          A         A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Restricted Securities     A        A        A         A          A         A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Time Deposits             A        A        A         A          A         A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Unit Investment           A        A        A         A          A         A
  Trusts
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  When-Issued               A        A        A         A          A         A
  Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Yankee Bonds              A        A        A         A          A         A
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
  Index-Based               A        A        P         A          A         A
  Securities
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Investment Company          A        A        A         A          A         A
Securities
-----------------------------------------------------------------------------------

                          INVESTMENT PRACTICES

The  Prospectus  discusses  the  principal  investment  strategies of the
Funds.  Below you will find more  detail  about the types of  investments and  investment  practices  permitted  by  each  Fund,  as  noted  in the preceding  tables,  including  those  which  are  not  part  of a  Fund's principal investment strategy.

Huntington VA Mid Corp America Fund

The Advisor uses a unique  process in analyzing a company's  research and
development   efforts   as  it   relates   to   patents,   namely  how  a
technological  idea can  impact a stock's  price.  This  "Patent  Screen"
process  is  a  rigorous   selection   process   combining   qualitative,
quantitative  and  technical  analysis.   The  patent  screening  process
guides the  Advisor in  searching  for  companies  with  superior  growth characteristics  and a strong  earnings  outlook,  and helps to steer the timing of buying and selling decisions.

Adjustable Rate Notes

 The  categories  of Fixed Income  Securities  and Tax Exempt  Securities
may include  "adjustable  rate notes," which include  variable rate notes and  floating  rate  notes.  A  floating  rate  note is one  whose  terms provide for the  readjustment  of its interest  rate whenever a specified interest rate changes and that, at any time,  can  reasonably be expected to have a market value that  approximates  its amortized  cost.  Although there may be no active  secondary  market  with  respect to a  particular variable or floating  rate note  purchased  by a Fund,  the Fund may seek to  resell  the  note at any time to a third  party.  The  absence  of an active secondary  market,  however,  could make it difficult for the Fund to dispose of a variable  or  floating  rate note in the event the issuer of the note defaulted on its payment  obligations  and the Fund could, as a  result  or for  other  reasons,  suffer  a loss to the  extent  of the default.  Variable or floating  rate notes may be secured by bank letters of credit.  A demand  instrument  with a demand notice  period  exceeding seven days may be  considered  illiquid if there is no  secondary  market for such security.  Such security will be subject to a Fund's  limitation governing  investments  in "illiquid"  securities,  unless such notes are subject  to a  demand  feature  that  will  permit  the  Fund to  receive payment of the  principal  within  seven days of the Fund's  demand.  See
"INVESTMENT RESTRICTIONS" below.

American  Depositary   Receipts  (ADRs),   European  Depositary  Receipts
(EDRs),  Continental  Depositary  Receipts  (CDRs) and Global  Depositary
Receipts (GDRs)

ADRs are securities,  typically  issued by a U.S.  financial  institution
(a "depositary"),  that evidence  ownership  interests in a security or a pool of  securities  issued by a foreign  issuer and  deposited  with the
depositary.   ADRs  include  American  Depositary  Shares  and  New  York
Shares.  EDRs,  which are sometimes  referred to as CDRs, are securities, typically  issued by a  non-U.S.  financial  institution,  that  evidence ownership  interests  in a  security  or a pool of  securities  issued by either a U.S. or foreign  issuer.  GDRs are issued  globally and evidence a  similar  ownership  arrangement.  Generally,  ADRs  are  designed  for trading in the U.S.  securities  markets,  EDRs are  designed for trading in  European  securities  markets  and GDRs are  designed  for trading in
non-U.S.   securities   markets.   ADRs,  EDRs,  CDRs  and  GDRs  may  be
available   for   investment   through   "sponsored"   or   "unsponsored"
facilities.  A sponsored  facility is  established  jointly by the issuer of the  security  underlying  the  receipt and a  depositary,  whereas an
unsponsored   facility  may  be  established  by  a  depositary   without
participation  by  the  issuer  of  the  receipt's  underlying  security.
Holders  of an  unsponsored  depositary  receipt  generally  bear all the costs of the  unsponsored  facility.  The  depositary  of an  unsponsored facility  frequently is under no  obligation  to  distribute  shareholder communications  received from the issuer of the deposited  security or to pass  through to the holders of the receipts  voting  rights with respect to the deposited securities.

Asset-backed Securities (Non-mortgage)

Asset-backed  securities are instruments secured by company  receivables,
truck  and  auto  loans,  leases,  and  credit  card  receivables.   Such
securities  are  generally  issued as  pass-through  certificates,  which represent  undivided  fractional  ownership  interests in the  underlying pools of assets.  Such  securities  also may be debt  instruments,  which are also known as  collateralized  obligations  and are generally  issued as the debt of a  special  purpose  entity,  such as a  trust,  organized solely for the purpose of owning such assets and issuing such debt.

The  purchase  of  non-mortgage   asset-backed   securities  raises  risk
considerations  peculiar to the financing of the  instruments  underlying such securities.  Like mortgages underlying  mortgage-backed  securities, underlying  automobile  sales  contracts or credit card  receivables  are subject to  substantial  prepayment  risk,  which may reduce the  overall return to certificate holders.  Nevertheless,  principal prepayment rates tend not to vary as much in  response  to changes in  interest  rates and the short-term  nature of the  underlying car loans or other  receivables tend  to  dampen  the  impact  of any  change  in the  prepayment  level.
Certificate  holders  may  also  experience  delays  in  payment  on  the certificates  if the full amounts due on  underlying  sales  contracts or receivables  are not  realized  by the  trust  because  of  unanticipated legal or  administrative  costs of enforcing  the contracts or because of depreciation or damage to the collateral (usually  automobiles)  securing certain contracts, or other factors.
Common Stock

Common stock is a type of equity  security which  represents an ownership interest  in a  corporation  and the right to a portion  of the assets of the  corporation in the event of  liquidation.  This right,  however,  is
subordinate  to  that  of  preferred   stockholders  and  any  creditors,
including  holders of debt  issued by the  corporation.  Owners of common
stock  are   generally   entitled  to  vote  on  important   matters.   A
corporation may pay dividends on common stock.

Convertible Securities

Convertible  securities  include  fixed  income  securities  that  may be exchanged  or  converted  into a  predetermined  number  of shares of the issuer's  underlying  common  stock at the option of the holder  during a
specified   period.   Convertible   securities   may  take  the  form  of
convertible  preferred  stock,  convertible  bonds or  debentures,  units consisting  of  "usable"  bonds  and  warrants  or a  combination  of the features of several of these securities.  The investment  characteristics of each  convertible  security  vary  widely,  which  allows  convertible securities  to be  employed  for a variety of  investment  strategies.  A
Fund will  exchange or convert  the  convertible  securities  held in its portfolio  into  shares  of the  underlying  common  stock  when,  in the
Advisor's  opinion,  the  investment  characteristics  of the  underlying
common  shares  will  assist  the  Fund  in  achieving   its   investment
objective. Otherwise the Fund may hold or trade convertible securities.

Corporate Debt (Including Bonds, Notes and Debentures)

Corporate  debt  includes  any  obligation  of a  corporation  to repay a borrowed  amount at maturity  and  usually to pay the holder  interest at specific  intervals.  Corporate  debt can  have a long or short  maturity and is  often  rated  by one or more  nationally  recognized  statistical rating  organizations.  See the Appendix to this SAI for a description of these ratings.

In  addition,  the credit  risk of an  issuer's  debt  security  may vary based  on  its  priority  for  repayment.  For  example,  higher  ranking
(senior)  debt  securities  have a higher  priority  than  lower  ranking
(subordinated)  securities.  This means  that the  issuer  might not make payments on  subordinated  securities  while  continuing to make payments on senior securities.  In addition,  in the event of bankruptcy,  holders of  senior  securities  may  receive  amounts  otherwise  payable  to the holders of subordinated securities.  Some subordinated  securities,  such as trust preferred and capital  securities  notes, also permit the issuer to defer payments  under certain  circumstances.  For example,  insurance companies  issue  securities  known as  surplus  notes  that  permit  the insurance  company to defer any  payment  that would  reduce its  capital below regulatory requirements.

Credit-Enhanced Securities

Credit-enhanced  securities are  securities  whose credit rating has been enhanced,  typically by the  existence of a guarantee,  letter of credit, insurance or  unconditional  demand feature.  In most cases,  the Advisor evaluates the credit  quality and ratings of  credit-enhanced  securities based upon the  financial  condition  and ratings of the party  providing the credit  enhancement (the "credit  enhancer")  rather than the issuer.
Credit-enhanced  securities  will not be treated as having been issued by the credit  enhancer for  diversification  purposes,  unless the Fund has invested  more than 10% of its assets in  securities  issued,  guaranteed or otherwise  credit enhanced by the credit  enhancer,  in which case the securities  will be treated as having  been issued both by the issuer and the  credit  enhancer.  The  bankruptcy,  receivership  or default of the credit enhancer will adversely  affect the quality and  marketability  of the underlying  security.  A default on the underlying  security or other event  that  terminates  a  demand  feature  prior to its  exercise  will adversely affect the liquidity of the underlying security.

Defensive Investments

At  times  the  Advisor  may  determine  that  conditions  in  securities markets  may make  pursuing  a  Fund's  principal  investment  strategies inconsistent  with the best  interests  of the  Fund's  shareholders.  At such times,  the  Advisor may  temporarily  use  alternative  strategies, primarily  designed  to  reduce  fluctuations  in the  value  of a Fund's assets. In implementing these temporary  "defensive"  strategies,  a Fund may  temporarily  place all or a  portion  of its  assets  in cash,  U.S.
Government  securities,  debt securities  which the Advisor  considers to be of comparable  quality to the  acceptable  investments of the Fund and other  investments  which  the  Advisor  considers  consistent  with such strategies.

Equity Securities

Equity  securities  include  both  foreign and  domestic  common  stocks, preferred stocks,  securities  convertible or exchangeable into common or preferred  stocks,  and other  securities which the Advisor believes have common stock characteristics, such as rights and warrants.

Fixed Income Securities

Fixed  income  securities   include   corporate  debt  securities,   U.S.
Government   securities,    mortgage-related    securities,    tax-exempt
securities  and any  other  securities  which  provide  a stream of fixed payments to the holder.
Foreign Currency Options (also see "Options")

Options  on  foreign   currencies   operate   similarly   to  options  on
securities,  and are  traded  primarily  in the  over-the-counter  market
(so-called "OTC options"),  although  options on foreign  currencies have recently been listed on several  exchanges.  Options will be purchased or written only when the Advisor  believes  that a liquid  secondary  market exists  for  such  options.  There  can be no  assurance  that  a  liquid secondary  market  will  exist for a  particular  option at any  specific time.  Options  on  foreign  currencies  are  affected  by all  of  those factors which influence exchange rates and investments generally.

Purchases  and sales of options may be used to increase  current  return.
They  are  also  used  in  connection  with  hedging  transactions.   See
"Foreign Currency Transactions."

Writing  covered call options on currencies  may offset some of the costs
of  hedging  against   fluctuations  in  currency   exchange  rates.  For
transaction  hedging  purposes a Fund may also  purchase  exchange-listed and OTC put and call options on foreign  currency  futures  contracts and on foreign  currencies.  A put option on a futures  contract gives a Fund the  right to  assume a short  position  in the  futures  contract  until expiration  of the option.  A call option on a futures  contract  gives a
Fund the right to assume a long  position in the futures  contract  until the expiration of the option.

The value of a foreign  currency  option is  dependent  upon the value of the foreign  currency and the U.S.  dollar,  and may have no relationship
to  the  investment  merits  of  a  foreign  security.   Because  foreign
currency   transactions   occurring  in  the  interbank   market  involve
substantially  larger  amounts than those that may be involved in the use of foreign currency options,  investors maybe  disadvantaged by having to deal in an odd lot market  (generally  consisting of transactions of less than $1 million) for the  underlying  foreign  currencies  at prices that are less favorable than for round lots.

There is no  systematic  reporting of last sale  information  for foreign currencies  and  there  is  no  regulatory  requirement  that  quotations available  through  dealers or other market sources be firm or revised on
a  timely   basis.   Available   quotation   information   is   generally
representative  of very large  transactions  in the interbank  market and thus  may not  reflect  relatively  smaller  transactions  (less  than $1 million)  where  rates may be less  favorable.  The  interbank  market in foreign  currencies is a global,  around-the-clock  market. To the extent that the U.S.  options  markets  are  closed  while the  markets  for the underlying  currencies remain open,  significant price and rate movements may take place in the  underlying  markets  that cannot be  reflected  in the U.S. options markets.

Foreign Currency Transactions

Foreign  currency  transactions  include  purchasing and selling  foreign currencies,  entering  into  forward or futures  contracts to purchase or sell  foreign  currencies  (see  "Forward  Foreign  Currency  and Foreign
Currency  Futures  Contracts"),  and  purchasing  and selling  options on foreign  currencies (see "Foreign  Currency  Options").  Foreign currency transactions  may be used to hedge  against  uncertainty  in the level of future foreign currency exchange rates and to increase current return.

Purchases  and sales of  foreign  currencies  on a spot basis are used to increase  current  return.  They are also  used in  connection  with both
"transaction hedging" and "position hedging."

Transaction    hedging   involves    entering   into   foreign   currency
transactions with respect to specific  receivables or payables  generally
arising  in   connection   with  the   purchase  or  sale  of   portfolio
securities.  Transaction  hedging  is used to "lock  in" the U.S.  dollar price  of a  security  to be  purchased  or  sold,  or  the  U.S.  dollar equivalent of a dividend or interest payment in a foreign  currency.  The goal is to protect  against a  possible  loss  resulting  from an adverse change in the  relationship  between the U.S.  dollar and the  applicable foreign  currency  during  the  period  between  the  date on  which  the security  is  purchased  or sold or on which  the  dividend  or  interest payment  is  declared,  and the date on which such  payments  are made or received.

Position  hedging involves  entering into foreign  currency  transactions either  to  protect  against:  (i) a  decline  in the  value of a foreign currency in which a security held or to be sold is  denominated;  or (ii)
an  increase  in the value of a foreign  currency  in which a security to be purchased is  denominated.  In  connection  with position  hedging,  a
Fund may  purchase  put or call  options on foreign  currency and foreign currency  futures  contracts  and  buy  or  sell  forward  contracts  and foreign currency futures contracts.

Neither  transaction nor position hedging eliminates  fluctuations in the underlying  prices  of the  securities  which a Fund owns or  intends  to purchase or sell.  They simply  establish a rate of exchange which can be achieved  at some  future  point in time.  Additionally,  although  these techniques  tend to  minimize  the risk of loss due to a  decline  in the value of the  hedged  currency,  they also  tend to limit  any  potential gain which might result from the increase in the value of such currency.

Hedging  transactions  are  subject to  correlation  risk due to the fact that the  amounts  of  foreign  currency  exchange  transactions  and the value  of  the  portfolio  securities  involved  will  not  generally  be perfectly  matched.  This is because the future value of such  securities in foreign  currencies  will change as a consequence of market  movements in the  values  of  those  securities  between  the  dates  the  currency exchange transactions are entered into and the dates they mature.

Forward Foreign Currency and Foreign Currency Futures Contracts

A forward foreign  currency  contract  involves an obligation to purchase or sell a  specific  currency  at a future  date,  which may be any fixed number of days from the date of the  contract  as agreed by the  parties, at a price set at the time of the  contract.  In the case of a cancelable forward  contract,  the  holder  has the  unilateral  right to cancel the contract  at  maturity  by paying a  specified  fee.  The  contracts  are traded  in the  interbank  market  conducted  directly  between  currency traders (usually large commercial  banks) and their customers.  A forward contract  generally has no deposit  requirement,  and no commissions  are charged at any stage for trades.

A foreign currency  futures  contract is a standardized  contract for the future delivery of a specified  amount of a foreign  currency at a future date  at a  price  set at the  time  of the  contract.  Foreign  currency futures  contracts  traded  in the  United  States  are  designed  by and
traded  on  exchanges   regulated  by  the  Commodity   Futures   Trading
Commission (CFTC), such as the New York Mercantile Exchange.

Forward foreign  currency  contracts differ from foreign currency futures contracts  in certain  respects.  For  example,  the  maturity  date of a forward  contract  may be any  fixed  number of days from the date of the contract  agreed upon by the parties,  rather than a  predetermined  date in a given month.  Forward  contracts  may be in any amounts  agreed upon by the parties rather than predetermined  amounts.  Also, forward foreign currency  contracts are traded directly  between currency traders so that no intermediary is required.  A forward  contract  generally  requires no margin or other deposit.

At the  maturity  of a forward  or  futures  contract,  a Fund may either accept or make  delivery of the currency  specified in the  contract,  or at or prior to maturity  enter into a closing  transaction  involving the purchase or sale of an offsetting  contract.  Closing  transactions  with respect to forward  contracts  are  usually  effected  with the  currency trader  who  is  a  party  to  the  original  forward  contract.  Closing transactions  with  respect  to  futures  contracts  are  effected  on  a
commodities   exchange;  a  clearing  corporation   associated  with  the
exchange assumes responsibility for closing out such contracts.

Forward  foreign   currency   contracts  and  foreign   currency  futures
contracts can be used to increase  current return.  They are also used in connection with both  "transaction  hedging" and "position  hedging." See
"Foreign Currency Transactions."

Among the risks of using foreign currency  futures  contracts is the fact that  positions  in these  contracts  (and any  related  options)  may be closed  out  only on an  exchange  or board of  trade  which  provides  a secondary  market.  Although it is intended  that any Fund using  foreign currency  futures  contracts  and related  options will only  purchase or sell them on  exchanges  or boards of trade where there  appears to be an active  secondary  market,  there is no assurance that a secondary market on an exchange or board of trade will exist for any  particular  contract or  option  or at any  particular  time.  In  such  event,  it may not be possible  to close a futures  or  related  option  position  and,  in the event of adverse price  movements,  a Fund would  continue to be required
to  make  daily  cash  payments  of  variation   margin  on  its  futures
positions.

In addition,  it is  impossible  to forecast  with  precision  the market value of a  security  at the  expiration  or  maturity  of a  forward  or
futures   contract.   Accordingly,   it  may  be  necessary  to  purchase
additional  foreign  currency on the spot market (and bear the expense of such  purchase) if the market value of the security  being hedged is less than the amount of foreign  currency a Fund is  obligated  to deliver and if a  decision  is made to sell the  security  and make  delivery  of the foreign  currency.  Conversely,  it may be  necessary to sell on the spot market  some  of the  foreign  currency  received  upon  the  sale of the hedged  portfolio  security if the market value of such security  exceeds the amount of foreign currency a Fund is obligated to deliver.

When a Fund  purchases  or sells a futures  contract,  it is  required to deposit with its  custodian an amount of cash or U.S.  Treasury  bills up to 5% of the  amount of the  futures  contract.  This  amount is known as
"initial  margin." The nature of initial  margin is  different  from that
of  margin  in  security   transactions  in  that  it  does  not  involve
borrowing  money to  finance  transactions.  Rather,  initial  margin  is similar to a  performance  bond or good faith deposit that is returned to a Fund upon  termination  of the contract,  assuming a Fund satisfies its contractual obligation.

Subsequent  payments  to and from the broker  occur on a daily basis in a
process  known  as  "marking  to  market."   These  payments  are  called
"variation  margin," and are made as the value of the underlying  futures contract  fluctuates.  For example,  when a Fund sells a futures contract and the  price  of the  underlying  currency  rises  above  the  delivery price,  the  Fund's  position  declines  in  value.  The Fund then pays a broker a variation  margin  payment equal to the  difference  between the delivery  price  of the  futures  contract  and the  market  price of the currency  underlying the futures  contract.  Conversely,  if the price of the  underlying  currency falls below the delivery price of the contract, the Fund's  futures  position  increases  in value.  The broker then must make a  variation  margin  payment  equal to the  difference  between the delivery  price  of the  futures  contract  and the  market  price of the currency underlying the futures contract.

When  a Fund  terminates  a  position  in a  futures  contract,  a  final determination  of variation  margin is made,  additional  cash is paid by or to the  Fund,  and the  Fund  realizes  a loss or gain.  Such  closing transactions involve additional commission costs.

Foreign Securities (including Emerging Markets)

Foreign  securities  are those  securities  which are issued by companies located  outside  the  United  States and  principally  traded in foreign markets.  This includes  equity and debt  securities of foreign  entities
and   obligations  of  foreign   branches  of  U.S.  and  foreign  banks.
Permissible  investments  may consist of obligations of foreign  branches of U.S.  banks  and  foreign  or  domestic  branches  of  foreign  banks, including  European  Certificates  of Deposit,  European  Time  Deposits,
Canadian  Time  Deposits  and  Yankee   Certificates  of  Deposits,   and
investments  in  Canadian   Commercial  Paper,   foreign  securities  and
Europaper.  In  addition,  the Funds may invest in  depositary  receipts.
The Funds may also invest in  securities  issued or guaranteed by foreign
corporations  or  foreign  governments,   their  political  subdivisions,
agencies or instrumentalities  and obligations of supranational  entities such as the World  Bank and the Asian  Development  Bank.  Investment  in
foreign securities is subject to a number of special risks.

Since foreign  securities are normally  denominated and traded in foreign currencies,  the value of a Fund's  assets  invested  in such  securities may be affected  favorably or unfavorably by currency  exchange rates and exchange  control  regulation.  Exchange  rates  with  respect to certain currencies may be particularly volatile.  Additionally,  although foreign exchange  dealers do not charge a fee for  currency  conversion,  they do realize a profit based on the difference  (the  "spread")  between prices at which they buy and sell various  currencies.  Thus, a dealer may offer to sell a  foreign  currency  to a Fund at one  rate,  while  offering  a lesser rate of exchange  should a Fund desire to resell that  currency to the dealer.

There  may  be  less  information  publicly  available  about  a  foreign company  than  about  a U.S.  company,  and  foreign  companies  are  not generally  subject  to  accounting,  auditing,  and  financial  reporting standards and practices  comparable  to those in the United  States.  The securities  of some foreign  companies  are less liquid and at times more
volatile  than   securities  of  comparable   U.S.   companies.   Foreign
brokerage  commissions  and other fees are also generally  higher than in the United States.  Foreign  settlement  procedures and trade regulations may  involve  certain  risks  (such as delays in payment or  delivery  of securities  or in the  recovery  of a  Fund's  assets  held  abroad)  and expenses not present in the settlement of domestic investments.

In  addition,  with  respect to  certain  foreign  countries,  there is a possibility of nationalization  or expropriation of assets,  confiscatory
taxation,    political   or   financial    instability   and   diplomatic
developments  which  could  affect  the  value  of  investments  in those countries.  In certain  countries,  legal remedies available to investors may be more limited than those  available  with respect to investments in
the  United  States  or  other  countries.   The  laws  of  some  foreign
countries  may limit a Fund's  ability to invest in securities of certain issuers located in those countries.  Special tax considerations  apply to foreign securities.

On January 1, 1999, the European  Monetary Market Union (EMU)  introduced a new single  currency,  the euro,  which replaced the national  currency
for  participating   member  countries.   Those  countries  are  Austria,
Belgium,  Finland,  France,  Germany,  Ireland,  Italy,  Luxembourg,  the
Netherlands,  Portugal  and  Spain.  A  new  European  Central  Bank  was
created to manage the monetary policy of the new unified  region.  On the same day,  exchange rates were  irrevocably  fixed between the EMU member countries.  On March 1, 2002,  euro  banknotes  and coins became the sole legal  tender  throughout  the euro area,  but  national  currencies  may still be  exchanged  for euro  banknotes  and coins  for some time  after such date.

Futures Contracts and Options on Futures Contracts

A futures  contract is a binding  contractual  commitment  which, if held to maturity,  will result in an obligation to make or accept  delivery of a security at a specified  future time and price.  By purchasing  futures
(assuming  a "long"  position)  a Fund will  legally  obligate  itself to accept  the  future  delivery  of the  underlying  security  and  pay the agreed price.  By selling futures  (assuming a "short"  position) it will legally  obligate  itself to make the  future  delivery  of the  security against  payment of the agreed  price.  Open  futures  positions  on debt securities  will be valued at the most recent  settlement  price,  unless that price does not in the  judgment  of the  Trustees  reflect  the fair value of the contract,  in which case the positions  will be valued by or under the  direction  of the  Trustees.  Positions  taken in the  futures markets are not  normally  held to maturity,  but are instead  liquidated through  offsetting  transactions which may result in a profit or a loss.
While  futures  positions  taken by a Fund will usually be  liquidated in this manner,  a Fund may instead make or take delivery of the  underlying securities whenever it appears  economically  advantageous to the Fund to do so. A  clearing  corporation  associated  with the  exchange  on which futures are traded assumes  responsibility for such closing  transactions and  guarantees  that the  Fund's  sale and  purchase  obligations  under closed-out  positions  will  be  performed  at  the  termination  of  the contract.

Hedging by use of  futures on debt  securities  seeks to  establish  more certainly  than would  otherwise be possible the effective rate of return on  portfolio  securities.  A Fund  may,  for  example,  take  a  "short"
position  in the  futures  market by  selling  contracts  for the  future delivery  of debt  securities  held by the  Fund  (or  securities  having characteristics  similar  to  those  held by the  Fund) in order to hedge against an  anticipated  rise in  interest  rates  that  would  adversely affect  the value of the Fund's  portfolio  securities.  When  hedging of
this  character  is  successful,   any   depreciation  in  the  value  of
portfolio  securities may be offset by  appreciation  in the value of the futures position.

On other  occasions,  a Fund may take a  "long"  position  by  purchasing futures on debt  securities.  This would be done,  for example,  when the
Advisor  expects to purchase  for a Fund  particular  securities  when it has the necessary  cash, but expects the rate of return  available in the securities  markets  at  that  time  to  be  less  favorable  than  rates currently  available in the futures  markets.  If the anticipated rise in
the  price  of  the  securities   should  occur  (with  its   concomitant
reduction in yield),  the increased  cost to the Fund of  purchasing  the securities  may  be  offset  by the  rise  in the  value  of the  futures position taken in anticipation of the subsequent securities purchase.


Successful  use by a Fund of  futures  contracts  on debt  securities  is subject to the Advisor's  ability to predict  correctly  movements in the direction  of  interest  rates and other  factors  affecting  markets for
debt  securities.   For  example,  if  a  Fund  has  hedged  against  the
possibility  of an  increase in  interest  rates  which  would  adversely affect the  market  prices of debt  securities  held by it and the prices of such securities  increase  instead,  the Fund will lose part or all of the  benefit  of the  increased  value  of its  securities  which  it has hedged because it will have offsetting  losses in its futures  positions.
In addition,  in such situations,  if the Fund has insufficient  cash, it
may  have  to  sell   securities   to  meet  daily   margin   maintenance
requirements.  A Fund may have to sell  securities  at a time when it may be disadvantageous to do so.

A Fund may  purchase  and  write  put and call  options  on debt  futures contracts,  as  they  become  available.  Such  options  are  similar  to options on securities  except that options on futures  contracts give the purchaser  the  right,  in  return  for the  premium  paid,  to  assume a position in a futures  contract (a long  position if the option is a call and a short  position  if the  option is a put) at a  specified  exercise price at any time  during the period of the  option.  As with  options on securities,  the  holder  or  writer  of  an  option  may  terminate  its position by selling or  purchasing  an option of the same  series.  There is no guarantee that such closing  transactions  can be effected.  A Fund will be  required to deposit  initial  margin and  variation  margin with respect  to put and call  options  on  futures  contracts  written  by it
pursuant  to  brokers'   requirements,   and,  in  addition,  net  option
premiums  received  will be  included  as initial  margin  deposits.  See
"Margin  Payments"  below.  Compared  to the  purchase or sale of futures contracts,  the  purchase  of call or put  options on  futures  contracts involves  less  potential  risk to a Fund  because the maximum  amount at risk  is the  premium  paid  for the  options  plus  transactions  costs.
However,  there may be  circumstances  when the  purchases of call or put options on a futures  contract  would result in a loss to a Fund when the purchase or sale of the futures  contracts  would not, such as when there is no  movement  in the prices of debt  securities.  The writing of a put or call  option on a futures  contract  involves  risks  similar to those risks relating to the purchase or sale of futures contracts.

Margin payments.  When a Fund purchases or sells a futures  contract,  it is  required  to  deposit  with its  custodian  an amount  of cash,  U.S.
Treasury  bills,  or  other  permissible  collateral  equal  to  a  small percentage  of the amount of the futures  contract.  This amount is known as  "initial  margin".  The nature of initial  margin is  different  from that of in security  transactions  in that it does not involve  borrowing money to finance  transactions.  Rather,  initial  margin is similar to a performance  bond or good  faith  deposit  that is  returned  to the Fund upon  termination  of the  contract,  assuming  the  Fund  satisfies  its contractual  obligations.  Subsequent  payments  to and from  the  broker occur on a daily basis in a process  known as "marking to market".  These payments are called  "variation  margin" and are made as the value of the underlying futures contract  fluctuates.  For example,  when a Fund sells a futures  contract and the price of the  underlying  debt security rises above the delivery  price,  the Fund's  position  declines in value.  The
Fund  then  pays  the  broker a  variation  margin  payment  equal to the difference  between the  delivery  price of the futures  contract and the
market  price  of  the  securities   underlying  the  futures   contract.
Conversely,  if the  price of the  underlying  security  falls  below the delivery  price of the contract,  the Fund's futures  position  increases in value.  The broker then must make a variation  margin payment equal to the  difference  between the delivery  price of the futures  contract and the market price of the securities underlying the futures contract.

When  a Fund  terminates  a  position  in a  futures  contract,  a  final determination  of variation  margin is made,  additional  cash is paid by or to the Fund,  and the Fund  realizes  a loss or a gain.  Such  closing transactions involve additional commission costs.

Liquidity  risks.  Positions in futures  contracts may be closed out only on an exchange or board of trade  which  provides a secondary  market for such  futures.  Although  the Trust  intends to purchase or sell  futures only on  exchanges  or  boards  of trade  where  there  appears  to be an active  secondary  market,  there is no assurance that a liquid secondary market on an  exchange  or board of trade will  exist for any  particular contract or at any  particular  time. If there is not a liquid  secondary market at a  particular  time,  it may not be possible to close a futures position at such time and,  in the event of adverse  price  movements,  a
Fund  would  continue  to be  required  to make daily  cash  payments  of variation  margin.  However,  in the event financial  futures are used to hedge  portfolio  securities,  such securities will not generally be sold until the financial  futures can be  terminated.  In such  circumstances, an  increase  in the  price  of the  portfolio  securities,  if any,  may partially or completely offset losses on the financial futures.

In addition to the risks that apply to all  options  transactions,  there are several special risks relating to options on futures  contracts.  The ability to  establish  and close out  positions  in such  options will be subject  to  the  development  and  maintenance  of  a  liquid  secondary market.  It is not certain  that such a market will  develop.  Although a
Fund  generally  will purchase only those options for which there appears to be an active  secondary  market,  there is no assurance  that a liquid secondary  market on an exchange will exist for any particular  option or at  any  particular  time.  In  the  event  no  such  market  exists  for
particular   options,   it  might  not  be  possible  to  effect  closing
transactions  in such  options,  with the result that the Fund would have to exercise the options in order to realize any profit.

Hedging  risks.  There are several risks in connection  with the use by a
Fund of futures  contracts and related options as a hedging  device.  One risk arises  because of the imperfect  correlation  between  movements in the prices of the futures  contracts  and options  and  movements  in the prices of  securities  which are the  subject of the hedge.  The  Advisor will,  however,  attempt to reduce this risk by  purchasing  and selling, to  the  extent  possible,  futures  contracts  and  related  options  on securities  and indexes the  movements  of which will,  in its  judgment,
correlate   closely  with  movements  in  the  prices  of  the  portfolio securities sought to be hedged.

Successful  use of futures  contracts  and  options by a Fund for hedging purposes is also subject to the  Advisor's  ability to predict  correctly movements in the direction of the market.  It is possible  that,  where a
Fund has  purchased  puts on  futures  contracts  to hedge its  portfolio against a decline in the  market,  the  securities  or index on which the puts are  purchased  may  increase  in value and the value of  securities held in the  portfolio  may  decline.  If this  occurred,  the Fund would lose  money on the puts and also  experience  a  decline  in value in its portfolio  securities.  In addition,  the prices of futures, for a number
of  reasons,   may  not  correlate   perfectly   with  movements  in  the
underlying  securities  or  index  due  to  certain  market  distortions.
First,  all  participants  in the  futures  market are  subject to margin deposit  requirements.  Such  requirements  may cause  investors to close futures contracts  through  offsetting  transactions  which could distort the normal  relationship  between  the  underlying  security or index and futures markets.  Second, the margin  requirements in the futures markets are less onerous than margin  requirements  in the securities  markets in
general,   and  as  a  result  the  futures   markets  may  attract  more
speculators than the securities  markets do.  Increased  participation by speculators  in the  futures  markets  may  also  cause  temporary  price distortions.  Due to the possibility of price distortion,  even a correct forecast  of general  market  trends by the  Advisor may still not result in a successful hedging transaction over a very short time period.

Other risks.  Funds will incur  brokerage  fees in connection  with their futures and options  transactions.  In addition,  while futures contracts and  options  on futures  will be  purchased  and sold to reduce  certain risks,  those  transactions  themselves entail certain other risks. Thus, while a Fund may benefit  from the use of futures  and  related  options, unanticipated  changes in  interest  rates or stock price  movements  may result in a poorer  overall  performance  for the Fund than if it had not entered  into any futures  contracts or options  transactions.  Moreover, in the event of an  imperfect  correlation  between the futures  position and the  portfolio  position  which  is  intended  to be  protected,  the desired  protection  may not be  obtained  and the Fund may be exposed to risk of loss.

Index-Based Investments

Index-Based  Investments,   such  as  Standard  &  Poor's  Depository
Receipts  (SPDRs),  NASDAQ-100 Index Tracking Stock (NASDAQ 100s),  World
Equity Benchmark Shares (WEBS),  and Dow Jones DIAMONDS  (Diamonds),  are
interests  in a unit  investment  trust (UIT) that may be  obtained  from the UIT or  purchased in the  secondary  market.  SPDRs,  NASDAQ 100s and
DIAMONDS are listed on the American Stock Exchange.

A UIT will generally  issue  Index-Based  Investments in  aggregations of
50,000  known as "Creation  Units" in exchange for a "Portfolio  Deposit"
consisting  of (a) a portfolio  of  securities  substantially  similar to the component  securities  (Index  Securities)  of the  applicable  index
(Index),  (b)  a  cash  payment  equal  to a  pro  rata  portion  of  the dividends  accrued  on the  UIT's  portfolio  securities  since  the last dividend payment by the UIT, net of expenses and  liabilities,  and (c) a cash payment or credit  (Balancing  Amount)  designed to equalize the net asset value (NAV) of the Index and the NAV of a Portfolio Deposit.

Index-Based  Investments  are not  individually  redeemable,  except upon termination of the UIT. To redeem,  the portfolio must accumulate  enough
Index-Based   Investments   to   reconstitute   a  Creation  Unit  (large
aggregations of a particular  Index-Based  Investment).  The liquidity of small holdings of Index-Based  Investments,  therefore,  will depend upon the  existence  of a  secondary  market.  Upon  redemption  of a Creation
Unit, the portfolio  will receive Index  Securities and cash identical to the  Portfolio  Deposit  required  of an  investor  wishing to purchase a
Creation Unit that day.

The price of  Index-Based  Investments  is  derived  and  based  upon the securities  held by the UIT.  Accordingly,  the level of risk involved in the purchase or sale of  Index-Based  Investments  is similar to the risk involved in the purchase or sale of  traditional  common stock,  with the exception  that the pricing  mechanism  for  Index-Based  Investments  is based  on a  basket  of  stocks.  Disruptions  in  the  markets  for  the securities  underlying  Index-Based  Investments purchased or sold by the
Portfolio could
result in losses  on  Index-Based  Investments.  Trading  in  Index-Based
Investments  involves  risks  similar  to those  risks,  described  above under "Options," involved in the writing of options on securities.

Index Futures Contracts and Options on Index Futures Contracts

A debt index  futures  contract  is a contract  to buy or sell units of a specified  debt index at a specified  future date at a price  agreed upon when the  contract is made. A unit is the current  value of the index.  A stock  index  futures  contract  is a contract  to buy or sell units of a stock  index at a specified  future date at a price  agreed upon when the contract is made. A unit is the current value of the stock index.

The  following  example  illustrates  generally the manner in which index futures  contracts  operate.  The Standard  &  Poor's 100 Stock Index
(S&P 100) is composed of 100 selected  common  stocks,  most of which are  listed  on the New York  Stock  Exchange  (NYSE).  The  S&P  100
assigns  relative  weightings to the common stocks included in the Index, and the Index  fluctuates  with  changes  in the  market  values of those common  stocks.  In the case of the S&P 100,  contracts are to buy or sell 100 units.  Thus,  if the value of the  S&P  100 were $180,  one contract  would be worth  $18,000  (100  units X $180).  The stock  index futures  contract  specifies that no delivery of the actual stocks making up the index  will take  place.  Instead,  settlement  in cash must occur upon the  termination  of the  contract,  with the  settlement  being the difference  between the contract  price and the actual level of the stock index at the  expiration of the contract.  For example,  if a Fund enters into a  futures  contract  to buy  100  units  of  the  S&P  100 at a specified  future  date at a contract  price of $180 and the  S&P 100 is at $184 on that  future  date,  the Fund will  gain $400 (100  units X gain of $4).  If the Fund  enters  into a  futures  contract  to sell 100 units of the stock index at a specified  future date at a contract  price of $180 and the  S&P  100 is at $182 on that  future  date,  the Fund will lose  $200 (100  units X loss of $2).  A Fund may  purchase  or sell futures  contracts  with respect to any stock  index.  Positions in index futures  may be closed out only on an  exchange  or board of trade  which provides a secondary market for such futures.

Purchases   and  sales  of  index   futures  may  be  used  to  hedge  an
investment.  To hedge an investment  successfully,  however,  a Fund must invest in futures  contracts with respect to indices or  sub-indices  the movements of which will have a  significant  correlation  with  movements in the prices of the Fund's securities.

Options on index  futures  contracts are similar to options on securities except that options on index  futures  contracts  give the  purchaser the right,  in return for the premium  paid, to assume a position in an index futures  contract  (a long  position  if the option is a call and a short position  if the option is a put) at a  specified  exercise  price at any time during the period of the option.  Upon  exercise of the option,  the holder assumes the underlying  futures  position and receives a variation margin  payment of cash or securities  approximating  the increase in the value of the holder's option  position.  If an option is exercised on the last  trading  day  prior  to the  expiration  date  of the  option,  the settlement is made entirely in cash based on the  difference  between the exercise  price of the  option  and the  closing  level  of the  index on which the futures  contract is based on the expiration  date.  Purchasers of options  who fail to  exercise  their  options  prior to the  exercise date suffer a loss of the premium paid.

As an  alternative  to  purchasing  call and put options on index futures contracts,  a Fund may purchase  put and call  options on the  underlying indices  themselves  to the  extent  that  such  options  are  traded  on national  securities  exchanges.  Index options are similar to options on individual  securities in that the purchaser of an index option  acquires the right to buy, and the writer  undertakes  the  obligation to sell, an index at a stated  exercise price during the term of the option.  Instead of giving the right to take or make actual  delivery of  securities,  the holder  of an index  option  has the right to  receive  a cash  "exercise settlement  amount."  This  amount  is equal to the  amount  by which the fixed  exercise  price of the option exceeds (in the case of a put) or is less than (in the case of a call)  the  closing  value of the  underlying index  on  the  date  of  the  exercise,  multiplied  by a  fixed  "index multiplier."  A Fund will  enter  into an option  position  only if there appears to be a liquid secondary market for such options.

The Funds will not  engage in  transactions  in options on stock  indices for speculative  purposes but only to protect appreciation  attained,  to offset capital  losses and to take  advantage of the liquidity  available in the option  markets.  The  aggregate  premium  paid on all  options on stock indices will not exceed 20% of a Fund's total assets.
Lending Portfolio Securities

In order to generate  additional  income,  each of the Funds may lend its portfolio  securities on a short-term basis to certain  brokers,  dealers or other financial  institutions  selected by the Advisor and approved by the  Trustees.  In  determining  whether to lend to a particular  broker, dealer or financial  institution,  the Advisor will consider all relevant
facts  and  circumstances,   including  the  size,  creditworthiness  and
reputation  of the  borrower.  As a matter  of  fundamental  policy,  the aggregate  value of all  securities  loaned by each of the VA Growth Fund and VA  Income  Equity  Fund  may  not  exceed  20% of the  Fund's  total assets.  Any loans made will be  continuously  secured by  collateral  in cash or U.S.  government  obligations at least equal to 100% of the value of the  securities on loan. As a matter of  non-fundamental  policy,  the
VA Rotating  Markets Fund, VA Dividend  Capture Fund, VA Mid Corp America
Fund and VA New Economy  Fund may each lend  portfolio  securities  in an amount representing up to 33 1/3% of the value of their total assets.

While  portfolio  securities  are on loan,  the borrower  will pay to the lending Fund any  dividends or interest  received on the  securities.  In addition,  the Fund retains all or a portion of the interest  received on investment  of the  collateral  or  receives  a fee  from  the  borrower.
Although  voting  rights,  or  rights to  consent,  with  respect  to the loaned  securities  pass to the  borrower,  the lending  Fund retains the right to call the  loans at any time on  reasonable  notice,  and it will do so to  enable  a  Fund  to  exercise  voting  rights  on  any  matters materially  affecting the investment.  A Fund may also call such loans in order to sell the securities.

One  of  the  risks  in  lending  portfolio  securities,  as  with  other
extensions  of  credit,   is  the  possible  delay  in  recovery  of  the
securities  or  possible  loss of rights  in the  collateral  should  the borrower  fail  financially.  There is also the risk that,  when  lending portfolio  securities,  the  securities may not be available to a Fund on a timely basis and a Fund may,  therefore,  lose the  opportunity to sell the  securities at a desirable  price.  In addition,  in the event that a borrower of securities  would file for  bankruptcy  or become  insolvent, disposition of the securities may be delayed pending court action.

Money Market Instruments

Except  where  otherwise  noted,  all of the  Funds  may,  for  temporary defensive  or  liquidity  purposes,  invest up to 100% of their assets in money market instruments.

       Commercial Paper and Variable Amount Master Demand Notes

       Consistent   with  its   investment   objective,   policies,   and
       restrictions,  each Fund may invest in commercial paper (including
       Section 4(2)  commercial  paper) and variable amount master demand notes.  Commercial  paper consists of unsecured  promissory  notes issued by corporations  normally having  maturities of 270 days or less and rates of return which are fixed.  These  investments  may
       include   Canadian   Commercial   Paper,   which  is  U.S.  dollar
       denominated  commercial paper issued by a Canadian  corporation or a  Canadian  counterpart  of a U.S.  corporation,  and  Europaper, which is U.S.  dollar  denominated  commercial  paper of a foreign issuer.

       Variable  amount master  demand notes are  unsecured  demand notes that permit the  indebtedness  thereunder  to vary and provide for periodic  adjustments  in the interest rate according to the terms of the instrument.  Because master demand notes are direct lending arrangements  between a Fund and the issuer, they are not normally traded.  Although  there is no  secondary  market in the notes,  a
       Fund may demand  payment of principal and accrued  interest at any time. A variable  amount master demand note will be deemed to have a maturity  equal to the  longer of the  period of time  remaining until the next  readjustment of its interest rate or the period of time  remaining  until the principal  amount can be recovered from the issuer through demand.

       Bank Obligations

       Bank  obligations  are short-term  obligations  issued by U.S. and foreign banks,  including  bankers'  acceptances,  certificates  of deposit, time deposits and similar securities.

       Bankers'  acceptances  are negotiable  drafts or bills of exchange typically  drawn by an importer  or  exporter to pay for  specific merchandise  that are  "accepted" by a bank,  meaning,  in effect, that the bank unconditionally  agrees to pay the face value of the instrument on maturity.  Investments in bankers'  acceptances will be limited to those  guaranteed  by  domestic  and  foreign  banks having,  at the time of investment,  total assets of $1 billion or more (as of the date of the institution's  most recently published financial statements).

       Certificates   of  deposit  and  time  deposits   represent  funds
       deposited in a commercial  bank or a savings and loan  association for a definite period of time and earning a specified return.

       Investments  in  certificates  of deposit  and time  deposits  may include Eurodollar  Certificates of Deposit, which are U.S. dollar denominated  certificates  of deposit issued by offices of foreign and  domestic  banks  located  outside the United  States,  Yankee
       Certificates of Deposit,  which are certificates of deposit issued by a U.S.  branch of a foreign bank  denominated  in U.S.  dollars and held in the United States,  Eurodollar  Time Deposits  (ETDs),
       which are U.S. dollar denominated  deposits in a foreign branch of a U.S. bank or a foreign bank, and Canadian Time Deposits  (CTDs), which are U.S. dollar  denominated  certificates of deposit issued by Canadian  offices of major Canadian  banks.  All investments in certificates  of  deposit  and time  deposits  will be  limited to those (a) of  domestic  and  foreign  banks and  savings  and loan associations  which, at the time of investment,  have total assets of $1  billion or more (as of the date of the  institution's  most recently  published  financial  statements)  or (b) the  principal amount  of which  is  insured  by the  Federal  Deposit  Insurance
       Corporation.

       Variable Rate Demand Notes

       Variable rate demand notes (VRDNs) are  unsecured,  direct lending arrangements  between a Fund,  as the lender,  and a  corporation, financial  institution,  government agency,  municipality or other entity.

       VRDNs have  interest  rates which  float or which are  adjusted at regular  intervals  ranging from daily to  annually.  Although the
       VRDNs are not  generally  traded,  a Fund may  demand  payment  of principal and accrued  interest  according to its arrangement with the  borrower  (usually  upon no more than  seven  days'  notice).
       VRDNs  are,  therefore,  treated as  maturing  on the later of the next  interest  adjustment  or the  date on  which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

       Each of the  Funds  may only  invest in VRDNs  which  satisfy  its credit requirements for commercial paper.

Other  instruments  may include:  obligations  (certificates  of deposit, time deposits,  bank master notes,  and bankers'  acceptances)  of thrift institutions,  and savings  and loans,  provided  that such  institutions have total  assets of $1 billion or more as shown on heir last  published financial  statements  at the time of  investment;  short-term  corporate obligations  rated  within  the three  highest  rating  categories  by an
NRSRO  (e.g.,  at  least A by  S&P  or A by  Moody's)  at the time of investment,  or,  if  not  rated,  determined  by  the  Advisor  to be of comparable  quality;  general  obligations issued by the U.S.  Government and  backed  by its full  faith and  credit,  and  obligations  issued or
guaranteed    as   to    principal    and   interest   by   agencies   or
instrumentalities  of the U.S.  Government (e.g.,  obligations  issued by
Farmers Home  Administration,  Government National Mortgage  Association,
Federal Farm Credit Bank and Federal Housing  Administration);  receipts,
including  Treasury   Receipts,   Treasury  Income  Growth  Receipts  and
Certificates of Accrual on Treasuries;  repurchase  agreements  involving such obligations; money market funds, and foreign commercial paper.

Money Market Mutual Funds

Except under  limited  circumstances  or pursuant to an exemptive  relief from  the  Securities  and  Exchange  Commission  (SEC),  a Fund  may not
invest  more than 10% of its total  assets at any one time in the  shares of other  funds,  5% of its total  assets in the shares of any one mutual fund,  or  more  than  3% of the  shares  of any  one  fund.  When a Fund invests in the shares of other  mutual  funds,  investment  advisory  and other  fees  will  apply,  and the  investment's  yield  will be  reduced accordingly.
Pursuant to an exemptive  order,  dated July 24, 2001,  received from the
SEC, each of the Funds,  may invest up to 25% of their  respective  total assets in Interfund  Shares of the  Huntington  Money Market Fund subject to  Subchapter M and  insurance  diversification  rules  described  under
"Taxes" section below.

Options

A call  option  gives  the  purchaser  of the  option  the right to buy a security at a stated  price from the writer  (seller)  of the  option.  A put  option  gives  the  purchaser  of the  option  the  right  to sell a security  at a stated  price to the  writer of the  option.  In a covered call  option,  during the option  period the writer owns the security (or
a  comparable   security   sufficient  to  satisfy  securities   exchange
requirements)  which may be sold  pursuant  to the  option.  In a covered put option,  the writer  holds cash and/or  short-term  debt  instruments sufficient  in an amount  equal to the exercise  price of the option.  In addition,  a put or call option will be considered  covered if and to the extent  that  some or all of the risk of the  option  has been  offset by another option.  A Fund may write  combinations of covered puts and calls on the same underlying security.

In general,  a Fund may write  options in an attempt to increase  returns or purchase options for hedging purposes.

The  premium  received  from  writing a put or call  option,  increases a
Fund's  return on the  underlying  security  in the event that the option expires  unexercised  or is  closed  out at a profit.  The  amount of the premium  reflects,  among  other  things,  the  relationship  between the exercise price and the current  market value of the underlying  security, the volatility of the underlying  security,  the amount of time remaining until  expiration,  current  interest rates, and the effect of supply and demand  in the  options  market  and in the  market  for  the  underlying security.  A put  option  locks  in the  price at which a Fund may sell a security  it holds,  thus  hedging  against  market  declines  and a call option locks in the price at which a Fund may  purchase a security,  thus hedging  against  inflation.  Such protection is provided during the life of the put option  since the Fund,  as holder of the  option,  is able to sell the underlying  security at the option's  exercise price  regardless of any decline in the underlying security's market price.
By writing a call option,  a Fund limits its  opportunity  to profit from any increase in the market  value of the  underlying  security  above the exercise  price  of the  option  but  continues  to  bear  the  risk of a decline  in the  value  of the  underlying  security.  By  writing  a put option,  a Fund  assumes the risk that it may be required to purchase the underlying  security  for an exercise  price higher than its then current market value,  resulting in a potential  capital loss unless the security substantially appreciates in value.

A Fund  may  terminate  an  option  that  it  has  written  prior  to its expiration by entering into a closing purchase  transaction,  in which it purchases an offsetting  option.  A Fund realizes a profit or loss from a closing  transaction if the cost of the transaction  (option premium plus transaction  costs)  is less or  more  than  the  premium  received  from writing  the  option.  Because  increases  in the market  price of a call option  generally  reflect  increases in the market price of the security underlying  the  option,  any  loss  resulting  from a  closing  purchase
transaction   may  be   offset   in  whole  or  in  part  by   unrealized
appreciation of the underlying security owned by a Fund.

In order  for a put  option to be  profitable,  the  market  price of the underlying  security must decline  sufficiently  below the exercise price to cover the  premium  and  transaction  costs.  By using put  options in this  manner a Fund  will  reduce  any  profit  it might  otherwise  have realized  from  appreciation  of the  underlying  security by the premium paid for the put option and by transaction costs.

In order for a call  option to be  profitable,  the  market  price of the underlying  security must rise  sufficiently  above the exercise price to cover the premium and transaction costs.

A Fund may  write or  purchase  put and call  options.  All call  options written must be covered.

The  successful  use of options  depends on the ability of the Advisor to forecast  interest  rate and market  movements.  For  example,  if a Fund were to write a call option based on the Advisor's  expectation  that the price  of  the  underlying  security  will  fall,  but  the  price  rises instead,  the Fund could be required to sell the security  upon  exercise at a price below the current market price.  Similarly,  if a Fund were to write a put option  based on the  Advisor's  expectations  that the price of the underlying  security will rise,  but the price falls instead,  the
Fund could be  required  to  purchase  the  security  upon  exercise at a price higher than the current market price.

When a Fund  purchases an option,  it runs the risk that it will lose its entire  investment  in the option in a  relatively  short period of time, unless  the Fund  exercises  the  option  or enters  into a closing  sale transaction  with  respect to the option  during the life of the  option.
If the price of the  underlying  security does not rise (in the case of a call)  or fall (in the case of a put) to an  extent  sufficient  to cover the option  premium and  transaction  costs, a Fund will lose part or all of its  investment in the option.  This contrasts with an investment by a
Fund in the  underlying  security,  since  the Fund  will not lose any of its investment in such security if the price does not change.

The use of  options  also  involves  the  risk of  imperfect  correlation between  movements  in option  prices and  movements  in the value of the underlying securities.

The  effective  use of options  also  depends  on the  Fund's  ability to terminate  option  positions at times when the Advisor deems it desirable to do so.  Although  a Fund  will  take an  option  position  only if the
Advisor  believes  there is a liquid  secondary  market  for the  option, there  is no  assurance  that  the Fund  will be able to  effect  closing transaction at any particular time or at an acceptable price.

The Funds  generally  expect  that  their  options  transactions  will be conducted on  recognized  exchanges.  In certain  instances,  however,  a
Fund may purchase and sell options in the OTC markets.  A Fund's  ability to  terminate  options  in the OTC market  may be more  limited  than for exchange-traded  options and may also  involve  the risk that  securities dealers  participating  in such  transactions  would  be  unable  to meet their obligations to a Fund. A Fund will,  however,  engage in OTC market transactions  only  when  appropriate  exchange-traded  transactions  are unavailable  and  when,  in the  opinion  of  the  Advisor,  the  pricing mechanism  and  liquidity  of the  OTC  market  is  satisfactory  and the participants  are  responsible  parties likely to meet their  contractual obligations.


If a secondary  trading market in options were to become  unavailable,  a
Fund could no longer  engage in closing  transactions.  Lack of  investor
interest  might  adversely   affect  the  liquidity  of  the  market  for
particular  options  or  series  of  options.  A market  may  discontinue trading of a  particular  option or options  generally.  In  addition,  a market could become  temporarily  unavailable if unusual  events--such as volume in excess of trading or  clearing  capability--were  to  interrupt its normal operations.

A  market  may at times  find it  necessary  to  impose  restrictions  on particular types of options  transactions,  such as opening transactions.
For example,  if an  underlying  security  ceases to meet  qualifications imposed by the market or the  Options  Clearing  Corporation,  new series of  options  on that  security  will  no  longer  be  opened  to  replace expiring  series,  and opening  transactions  in  existing  series may be prohibited.  If an options market were to become  unavailable,  a Fund as a holder of an option  would be able to realize  profits or limit  losses only by  exercising  the option,  and the Fund, as option  writer,  would remain obligated under the option until expiration.

Disruptions  in  the  markets  for  the  securities   underlying  options
purchased  or sold by a Fund could  result in losses on the  options.  If trading  is  interrupted  in  an  underlying  security,  the  trading  of options on that  security  is  normally  halted as well.  As a result,  a
Fund as  purchaser  or writer  of an  option  will be unable to close out its positions  until options  trading  resumes,  and it may be faced with
considerable   losses  if   trading   in  the   security   reopens  at  a
substantially   different  price.  In  addition,   the  Options  Clearing
Corporation or other options  markets may impose  exercise  restrictions.
If a  prohibition  on exercise is imposed at the time when trading in the option  has also  been  halted,  a Fund as a  purchaser  or  writer of an
option  will  be  locked  into  its   position   until  one  of  the  two
restrictions has been lifted.  If the Options  Clearing  Corporation were to  determine  that  the  available  supply  of  an  underlying  security
appears   insufficient   to  permit   delivery  by  the  writers  of  all
outstanding   calls  in  the   event  of   exercise,   it  may   prohibit
indefinitely  the  exercise of put options by holders who would be unable to  deliver  the  underlying  interest.  A Fund,  as holder of such a put option,  could lose its entire investment if the prohibition  remained in effect until the put option's  expiration  and the Fund was unable either to  acquire  the  underlying  security  or to sell the put  option in the market.

Special risks are presented by  internationally-traded  options.  Because of time  differences  between  the  United  States  and  various  foreign countries,  and because  different  holidays  are  observed in  different countries,  foreign  options markets may be open for trading during hours or on days when U.S.  markets are  closed.  As a result,  option  premium may not  reflect  the current  prices of the  underlying  interest in the
United States.


An  exchange-listed  option may be closed out only on an  exchange  which provides a secondary  market for an option of the same  series.  There is no assurance  that a liquid  secondary  market on an exchange  will exist for any  particular  option or at any  particular  time.  If no secondary market  were to exist,  it would be  impossible  to enter  into a closing transaction to close out an option  position.  As a result, a Fund may be forced to continue to hold,  or to purchase at a fixed price,  a security on which it has sold an  option at a time when the  Advisor  believes  it is inadvisable to do so.


Higher  than  anticipated   trading  activity  or  order  flow  or  other
unforeseen  events  might cause the Options  Clearing  Corporation  or an exchange to institute  special trading  procedures or  restrictions  that might restrict a Fund's use of options.  The exchanges  have  established limitations  on the  maximum  number of calls and puts of each class that may be held or written by an  investor  or group of  investors  acting in concert.  It is possible  that the Trust and other clients of the Advisor may be considered  such a group.  These position  limits may restrict the
Trust's  ability to purchase or sell  options on  particular  securities.
Options  which are not traded on  national  securities  exchanges  may be closed  out only  with the other  party to the  option  transaction.  For that  reason,  it may be more  difficult  to close out  unlisted  options than listed  options.  Furthermore,  unlisted  options are not subject to the  protection  afforded  purchasers  of listed  options by the  Options
Clearing Corporation.


Preferred Stock

Preferred  stock  is a  type  of  equity  security  which  represents  an ownership  interest  in a  corporation  and the right to a portion of the assets of the  corporation  in the event of a  liquidation.  This  right, however,  is subordinate to that of any creditors,  including  holders of debt issued by the  corporation.  Owners of preferred stock ordinarily do not have voting  rights,  but are  entitled to  dividends  at a specified rate.

Real Estate Investment Trusts (REITs)

REITs are pooled  investment  vehicles  which invest  primarily in income producing  real estate or real estate  related  loans or interest.  REITs
are  generally   classified  as  equity  REITs,   mortgage   REITs  or  a
combination  of equity  and  mortgage  REITs.  Equity  REITs  invest  the majority of their  assets  directly in real  property  and derive  income primarily  from the  collection  of rents.  Equity REITs can also realize capital  gains  by  selling  property  that  has  appreciated  in  value.
Mortgage  REITs  invest  the  majority  of their  assets  in real  estate mortgages  and derive income from the  collection  of interest  payments.
The real  property  and  mortgages  serving as  investment  vehicles  for
REITs may be either  residential  or commercial in nature and may include healthcare  facilities.  Similar to investment  companies,  REITs are not taxed on income  distributed  to  shareholders  provided they comply with several  requirements  of the  Internal  Revenue  Code  (Code).  Such tax
requirements  limit  a  REITs'  ability  to  respond  to  changes  in the commercial real estate market.

Investments   in  REITs  are   subject   to  the  same  risks  as  direct
investments  in  real  estate.  Real  estate  values  rise  and  fall  in
response  to  many  factors,   including  local,  regional  and  national
economic  conditions,  the  demand  for  rental  property,  and  interest rates.  In addition,  REITs may have  limited  financial  resources,  may trade  less  frequently  and in limited  volume and may be more  volatile than other securities.

Repurchase Agreements

Repurchase    agreements    are    agreements    through   which   banks,
broker-dealers   and  other  financial   institutions   approved  by  the
Trustees,  sell  securities  (usually U.S.  Government  securities)  to a
Fund and agree to repurchase  those  securities at a specified  price and time  (usually  not more than seven  days from the  original  sale).  The seller's  obligation  to pay  the  repurchase  price  is  secured  by the securities to be  repurchased.  These  securities are required to be held by the  Fund,  its  custodian  or a  third-party  custodian.  In order to protect the Fund's interest,  collateral  securities must have a value of at  least  100% of the  resale  price  at all  times.  (The  seller  must provide  additional  collateral  in the event that this  condition is not met).  In general,  the Advisor will  require  collateral  securities  to have a value  of at  least  102% of the  resale  price  at the  time  the repurchase  agreement is made.  The  collateral  is marked to market on a daily  basis,  thus  enabling  the Advisor to  determine  when to request additional collateral from the seller.

If a seller defaults on its repurchase  obligation,  a Fund could realize a loss on the sale of the  underlying  securities  to the extent that the proceeds  of the sale  (including  accrued  interest)  are less  than the
resale  price.  In  addition,   even  though  the  U.S.  Bankruptcy  Code
provides  protection  to  a  Fund  if  the  seller  becomes  bankrupt  or insolvent, the Fund may suffer losses in such event.

Restricted and Illiquid Securities

Restricted   securities   are  any   securities   which  are  subject  to
restriction   on  resale  under   federal   securities   law,   including
commercial  paper issued in reliance on the exemption  from  registration afforded  by  Section  4(2)  of  the  Securities  Act of  1933.  Illiquid
securities  are any  securities  for  which  there is a  limited  trading market  and  may,  therefore,  be  difficult  to  sell at  market  value.
Because  restricted  and illiquid  securities may be difficult to sell at an acceptable  price,  they may be subject to greater  volatility and may result in a loss to a Fund.

Section  4(2)  commercial   paper  is  generally  sold  to  institutional
investors,  such as mutual funds,  who agree that they are purchasing the
paper   for   investment   purposes   and  not  with  a  view  to  public
distribution.   Any  resale  by  the  purchaser  must  be  in  an  exempt
transaction.  Section 4(2)  commercial  paper is normally resold to other institutional  investors  through or with the assistance of the issuer or investment  dealers who make a market in Section 4(2)  commercial  paper,
thus   providing   liquidity.   The  Trust  believes  that  Section  4(2)
commercial paper and possibly  certain other restricted  securities which meet the criteria  for  liquidity  established  by the Trustees are quite liquid.  The Trust may treat these  securities  as liquid and not subject to the  investment  limitation  applicable  to  illiquid  securities.  In addition,  because  Section 4(2)  commercial  paper is liquid,  the Trust intends  not to  subject  such  paper  to any  limitation  applicable  to restricted securities.

Illiquid   securities   include   restricted    securities,    repurchase
agreements  providing for  settlement on more than seven days' notice and
OTC options.

Reverse Repurchase Agreements

Each Fund may  borrow  funds for  temporary  purposes  by  entering  into reverse  repurchase  agreements,  provided such action is consistent with
the   Fund's    investment    objective   and   fundamental    investment
restrictions;  as a matter of non fundamental  policy,  each Fund intends to limit total  borrowings  under  reverse  repurchase  agreements  to no more  than 10% of the value of its total  assets.  Pursuant  to a reverse
repurchase   agreement,   a  Fund  will  sell  portfolio   securities  to
financial  institutions such as banks or to broker-dealers,  and agree to repurchase  the  securities at a mutually  agreed-upon  date and price. A
Fund intends to enter into reverse  repurchase  agreements  only to avoid otherwise  selling  securities  during  unfavorable  market conditions to meet  redemptions.  At the time a Fund enters  into a reverse  repurchase agreement,  it will place in a segregated  custodial  account assets such
as  U.S.  Government  securities  or  other  liquid,   high-quality  debt
securities  consistent  with the  Fund's  investment  objective  having a
value  equal  to  100%  of  the  repurchase  price   (including   accrued
interest),  and will  subsequently  monitor the account to ensure that an equivalent value is maintained.  Reverse  repurchase  agreements  involve the risk  that the  market  value  of the  securities  sold by a Fund may decline  below the price at which a Fund is obligated to  repurchase  the
securities.   Reverse   repurchase   agreements   are  considered  to  be
borrowings by a Fund under the 1940 Act.


Small Cap/Special Equity Situation Securities

Certain  Funds  may  invest  in the  securities  of small  capitalization companies  and  companies in special  equity  situations.  Companies  are
considered   to   have   a   small   market   capitalization   if   their
capitalization  is within  the range of those  companies  in the  S&P
600  Small  Cap  Index.  Companies  are  considered  to  be  experiencing special equity  situations if they are experiencing  unusual and possibly non-repetitive developments,  such as mergers;  acquisitions;  spin-offs;
liquidations;   reorganizations;   and  new   products,   technology   or
management.  These companies may offer greater  opportunities for capital appreciation than larger, more established  companies,  but investment in such  companies may involve  certain  special  risks.  These risks may be due to the  greater  business  risks of small size,  limited  markets and financial  resources,  narrow product lines and frequent lack of depth in management.  The  securities  of such  companies  are often traded in the over-the-counter  market  and may not be traded in  volumes  typical on a national  securities  exchange.  Thus,  the  securities of such companies may be  less  liquid,  and  subject  to more  abrupt  or  erratic  market movements than securities of larger,  more established  growth companies.
Since a "special  equity  situation"  may  involve a  significant  change from a company's past  experiences,  the  uncertainties  in the appraisal of the future value of the company's  equity  securities  and the risk of
a  possible   decline  in  the  value  of  the  Funds'   investments  are
significant.


U.S. Government Securities

U.S.  Government  securities  are  securities  that are either  issued or
guaranteed   as  to  payment  of  principal  and  interest  by  the  U.S.
Government,   its   agencies  or   instrumentalities.   U.S.   Government
securities  are  limited to:  direct  obligations  of the U.S.  Treasury, such as U.S.  Treasury  bills,  notes,  and bonds and notes,  bonds,  and
discount  notes  of  U.S.  Government   agencies  or   instrumentalities,
including certain mortgage securities.

Some  obligations  issued or guaranteed by agencies or  instrumentalities
of  the  U.S.   Government,   such  as   Government   National   Mortgage
Association  participation  certificates,  are  backed by the full  faith and credit of the U.S. Treasury.

Other such  obligations  are only  supported  by: the  issuer's  right to borrow an  amount  limited  to a  specific  line of credit  from the U.S.
Treasury;   the  discretionary   authority  of  the  U.S.  Government  to
purchase  certain  obligations  of an agency or  instrumentality;  or the credit of the agency or instrumentality.

Warrants

Warrants  are  basically  options to purchase  common stock at a specific price  (usually  at a premium  above  the  market  value of the  optioned common stock at issuance) valid for a specific  period of time.  Warrants may have a life  ranging  from less than a year to twenty years or may be perpetual.  However,  most  warrants  have  expiration  dates after which they are  worthless.  In  addition,  if the  market  price of the  common stock does not exceed the  warrant's  exercise  price  during the life of the  warrant,  the warrant  will expire as  worthless.  Warrants  have no voting rights,  pay no dividends,  and have no rights with respect to the assets of the  corporation  issuing  them.  The  percentage  increase  or decrease in the market  price of the warrant may tend to be greater  than the  percentage  increase or decrease in the market price of the optioned common stock.

When-issued and Delayed Delivery Transactions

When-issued and delayed delivery  transactions  are arrangements  through which a Fund  purchases  securities  with payment and delivery  scheduled for a  future  time.  No  fees  or  other  expenses,  other  than  normal
transaction   costs,  are  incurred.   However,   liquid  assets  of  the
purchasing  Fund  sufficient  to  make  payment  for the  securities  are segregated  on the Fund's  records at the trade  date.  These  assets are then marked to market  daily and  maintained  until the  transaction  has been settled.  A seller's  failure to complete a transaction  may cause a
Fund to miss a desired  price or yield.  In addition,  because of delayed settlement,  a Fund  may pay more  than  market  value on the  settlement date.  The  Advisor  may  choose  to  dispose  of a  commitment  prior to settlement.


                            INVESTMENT RISKS

There are many  factors  which may  affect an  investment  in the  Funds.
The Funds'  principal risks are described in the  prospectus.  Additional risk factors are outlined below.

Credit (or Default) Risk

To the extent that a Fund  invests in  corporate  debt,  U.S.  Government
securities,   mortgage-related   securities   or   other   fixed   income
securities,   it  is  subject  to  the  risk  that  an  issuer  of  those securities  may  default  on its  obligation  to pay  interest  and repay principal.  Also,  changes  in the  financial  strength  of an  issuer or changes in the credit  rating of a security may affect its value.  Credit risk  includes  "counterparty  risk," -- the risk that the other party to a  transaction  will not fulfill its  contractual  obligation.  This risk applies,  for example,  to  repurchase  agreements  into which a Fund may enter.  Securities rated below investment grade are particularly  subject to credit risk.

Equity Risk

Equity  risk  is the  risk  that  stock  prices  will  fall  quickly  and dramatically  over short or extended  periods of time. Stock markets tend to move in cycles,  with  periods of rising  prices and period of falling prices.  Often,  dramatic  movements  in  prices  occur  in  response  to reports of a company's  earnings,  economic  statistics  or other factors which affect an issuer's profitability.

To the extent that a Fund invests in smaller  capitalization  stocks,  it may be subject to greater  risks than those  associated  with  investment in larger,  more  established  companies.  Small  companies  tend to have limited  product  lines,  markets  or  financial  resources,  and  may be dependent  on a small  management  group.  Small  company  stocks  may be subject to more abrupt or erratic  price  movements,  for reasons such as lower trading  volumes,  greater  sensitivity to changing  conditions and less  certain  growth  prospects.  Additionally,  there are fewer  market makers for these stocks and wider  spreads  between  quoted bid and asked prices  in the  over-the-counter  market  for  these  stocks.  Small  cap stocks also tend to be subject to greater  liquidity  risk,  particularly during  periods of market  disruption,  and there is often less  publicly available information concerning these securities.

Extension Risk

Extension risk is the  possibility  that rising  interest rates may cause prepayments  to occur at a slower than  expected  rate.  This  particular risk may  effectively  change a security which was  considered  short- or intermediate-term  at the time of  purchase  into a  long-term  security.
Long-term  securities  generally  fluctuate  more  widely in  response to changes in interest rates than short- or intermediate-term securities.


Interest Rate Risk

Interest  rate risk is the risk that changes in interest  rates may cause a decline  in the  market  value of an  investment.  With bonds and other fixed income  securities,  a rise in interest  rates  typically  causes a fall in bond values,  while a fall in interest rates  typically  causes a rise in bond values.  Fixed income  securities with longer maturities are more  susceptible  to changes in value due to interest  rate changes than are those with shorter maturities.

Recent  market  experience  has shown that  certain  derivative  mortgage securities  have a higher  degree of interest rate risk and, as a result, the  prices of such  securities  may be  highly  volatile.  In  addition, recent  market  experience  has  shown  that  during  periods  of  rising interest rates,  the market for certain  derivative  mortgage  securities may become more unstable and such  securities  may become more  difficult
to  sell  as  market  makers   either  choose  not  to  repurchase   such
securities  or offer prices which are  unacceptable  to the Advisor based on market conditions.


Liquidity Risk

Certain  securities  may be difficult or  impossible  to sell at the time and  price  that a Fund  would  like.  A Fund may have to  accept a lower price,  sell other  securities or forego an investment  opportunity,  and this could have a negative  effect on  performance.  This risk applies to restricted  securities,  Rule 144A  Securities  certain  over-the-counter options,  securities not traded in the U.S.  markets and other securities that may trade in U.S.  markets but are not registered  under the federal securities laws.

Market Risk

Market  risk is the risk  that the  value of a  security  will move up or down,  sometimes rapidly and  unpredictably.  These  fluctuations,  which are often referred to as  "volatility,"  may cause a security to be worth less than it was  worth at an  earlier  time.  Market  risk may  affect a single  issuer,  industry  or sector of the  economy  or the  market as a whole.  Market risk is common to most  investments,  including stocks and bonds,  and the mutual  funds that invest in them.  Bonds and other fixed income  securities  generally  involve less market risk than stocks.  The risks of investing in bonds,  however,  can vary significantly  depending upon factors  such as issuer and  maturity.  The bonds of some  companies may be riskier than the stocks of others.


Security-Specific Risk

Security-specific  risk  is the  risk  that  the  value  of a  particular security  may or may not move in the same  direction  as the  market as a whole. All Funds are subject to this type of risk.

                         INVESTMENT RESTRICTIONS

The following  investment  restrictions  are  fundamental  and may not be changed  without  a vote of a  majority  of the  outstanding  Shares of a
Fund.

The VA Growth Fund and the VA Income Equity Fund may not:

       (1)  Invest  more than 5% of the value of its total  assets in the securities of any one issuer (this  limitation does not apply to securities issued or guaranteed by the U.S.  Government or any of its  agencies or  instrumentalities  or to  repurchase agreements secured by such obligations).

       (2)  Purchase  more  than  10% of  the  voting  securities  of any issuer.

       (3)  Invest  25% or more  of the  value  of its  total  assets  in
            securities  of  companies   primarily   engaged  in  any  one
            industry  (other than the U.S.  Government,  its agencies and instrumentalities),  such concentration may occur as a result of changes in the market value of portfolio  securities,  but such concentration may not result from investment.

       (4)  Loan  more than 20% of the  Funds'  portfolio  securities  to brokers, dealers or other financial  organizations.  All such loans  will be  collateralized  by  cash  or U.S.  Government obligations  that are  maintained  at all  times in an amount equal to at least  102% of the  current  value of the  loaned securities.

       (5)  Invest  more  than 10% of the  value of its  total  assets in
            illiquid   securities   including   restricted    securities,
            repurchase  agreements  of over seven days'  duration and OTC options.

       (6)  Borrow in excess of 5% of its total  assets  (borrowings  are permitted only as a temporary  measure for  extraordinary  or emergency  purposes)  or  pledge  (mortgage)  its  assets  as security for an indebtedness.

       (7)  Invest more than 5% of its total assets in  securities of any issuer  which,  together  with any  predecessor,  has been in operation for less than three years.

       (8)  Purchase or sell real estate or real estate  mortgage  loans;
            provided,  however,  that the Funds may invest in  securities secured  by real  estate or  interests  therein  or issued by companies which invest in real estate or interests therein.

       (9)  Purchase or sell  commodities  or commodities  contracts,  or interests  in oil,  gas,  or  other  mineral  exploration  or development  programs provided,  however,  that the Funds may
            invest  in   futures   contracts   for  bona   fide   hedging
            transactions,  as defined in the  General  Regulations  under
            the  Commodity   Exchange  Act,  or  for  other  transactions
            permitted to entities  exempt from the definition of the term commodity  pool  operator,  as  long  as,  immediately  after entering  a  futures  contract  no more  than 5% of the  fair market  value of the  Funds'  assets  would be  committed  to initial margins.

       (10) Purchase  securities  on margin or effect short sales (except that the Funds may obtain such  short-term  credits as may be
            necessary   for  the  clearance  of  purchases  or  sales  of
            securities).

       (11) Engage in the business of underwriting  securities  issued by others or purchase  securities,  other than time deposits and restricted securities (i.e.,  securities which cannot be sold without  registration  or an  exemption  from  registration), subject to legal or contractual restrictions on disposition.

       (12) Make loans to any person or firm  except as  provided  below;
            provided,  however,  that the  making of a loan  shall not be construed to include (i) the  acquisition  for  investment of bonds,  debentures,  notes or other evidences of indebtedness
            of  any   corporation   or  government   which  are  publicly
            distributed   or  of  a   type   customarily   purchased   by
            institutional   investors   (which   are   debt   securities,
            generally  rated not less than A by  Moody's or  S&P,  or
            the  equivalent,  privately  issued  and  purchased  by  such
            entities  as  banks,   insurance   companies  and  investment
            companies),  or (ii) the entry  into  repurchase  agreements.
            However,  each of the Funds may lend its portfolio securities to brokers,  dealers or other institutional  investors deemed by the  Advisor,  the Trust's  manager,  pursuant to criteria adopted by the Trustees,  to be creditworthy  if, as a result thereof,  the aggregate  value of all securities  loaned does not exceed  20% of the value of total  assets and the loan is collateralized  by cash or U.S.  Government  obligations that are  maintained  at all times in an amount  equal to at least
            102% of the current  market  value of the loaned  securities.
            Such  transactions  will comply with all applicable  laws and regulations.

       (13) Purchase  from  or sell  portfolio  securities  to  officers,
            Trustees  or other  "interested  persons"  (as defined in the
            1940 Act) of the Funds,  including its investment manager and its  affiliates,  except  as  permitted  by the  1940 Act and exemptive Rules or Orders thereunder.

       (14) Issue senior securities.

       (15) Purchase  or retain the  securities  of any issuer if, to the
            Funds' knowledge,  one or more of the officers,  directors or
            Trustees  of the Trust,  the  Advisor  or the  administrator, individually  own  beneficially  more  than  one-half  of one percent of the  securities  of such issuer and  together  own beneficially more than 5% of such securities.

       (16) Purchase the securities of other investment  companies except by purchase in the open market where no  commission or profit to a sponsor or dealer  results from such purchase other than
            the  customary  broker's   commission  or  except  when  such
            purchase  is  part  of  a  plan  of  merger,   consolidation,
            reorganization   or  acquisition   and  except  as  permitted
            pursuant to Section 12(d)(1) of the 1940 Act.

All percentage  limitations on investments  will apply at the time of the making of an investment and should not be considered  violated  unless an excess or deficiency  occurs or exists  immediately after and as a result of such investment.

The VA Rotating  Markets Fund,  the VA Dividend  Capture Fund, the VA Mid
Corp America Fund, and the VA New Economy Fund:

       (1)  May purchase  securities  of any issuer only when  consistent with the  maintenance of its status as a diversified  company under the 1940 Act, or the rules or  regulations  thereunder, as such  statute,  rules or  regulations  may be amended from time to time.

       (2)  May not concentrate  investments in a particular  industry or group of  industries  as  concentration  is defined under the
            1940 Act,  or the rules or  regulations  thereunder,  as such statute,  rules or  regulations  may be amended  from time to time.

       (3)  May issue senior  securities  to the extent  permitted by the
            1940 Act,  or the rules or  regulations  thereunder,  as such statute,  rules or  regulations  may be amended  from time to time.

       (4)  May lend or borrow money to the extent  permitted by the 1940
            Act,  or  the  rules  or  regulations  thereunder,   as  such
            statute,  rules or  regulations  may be amended  from time to time.

       (5)  May  purchase  or sell  commodities,  commodities  contracts, futures contracts,  or real estate to the extent permitted by the 1940 Act,  or the  rules or  regulations  thereunder,  as such statute,  rules or regulations  may be amended from time to time.

       (6)  May  underwrite  securities  to the extent  permitted  by the
            1940 Act,  or the rules or  regulations  thereunder,  as such statute,  rules or  regulations  may be amended  from time to time.

(7)   May  pledge,  mortgage  or  hypothecate  any of its  assets  to the
            extent   permitted   by  the  1940  Act,   or  the  rules  or
            regulations   thereunder,   as   such   statute,   rules   or
            regulations may be amended from time to time.

       (8)  May   not   change   its   diversification   status   without
            shareholder approval as required by the 1940 Act.

The  fundamental  limitations  of the VA Rotating  Markets  Fund,  the VA
Dividend  Capture  Fund,  the VA Mid Corp  America  Fund,  and the VA New
Economy Fund have been adopted to avoid  wherever  possible the necessity of  shareholder  meetings  otherwise  required  by  the  1940  Act.  This recognizes  the  need  to  react  quickly  to  changes  in the law or new investment  opportunities  in the  securities  markets  and the  cost and time  involved in obtaining  shareholder  approvals  for  diversely  held investment companies.  However, the Fund also has adopted  nonfundamental limitations,  set  forth  below,  which  in  some  instances  may be more restrictive than their fundamental  limitations.  Any changes in a Fund's
nonfundamental   limitations   will  be   communicated   to  the   Fund's
shareholders prior to effectiveness.

1940 Act  Restrictions.  Under the 1940 Act,  and the rules,  regulations and  interpretations  thereunder,  a "diversified  company," as to 75% of its totals  assets,  may not  purchase  securities  of any issuer  (other
than  obligations  of,  or  guaranteed  by,  the  U.S.  Government,   its
agencies or its  instrumentalities  and  securities  of other  investment companies)  if,  as a  result,  more  than 5% of the  value of its  total assets  would be invested in the  securities  of such issuer or more than
10%  of the  issuer's  voting  securities  would  be  held  by the  fund.
"Concentration"  is  generally  interpreted  under  the  1940  Act  to be investing  more  than  25% of net  assets  in an  industry  or  group  of industries.  The 1940 Act limits the ability of  investment  companies to borrow  and  lend  money  and to  underwrite  securities.  The  1940  Act currently  prohibits an open-end fund from issuing senior securities,  as defined in the 1940 Act, except under very limited circumstances.

Additionally,  the 1940 Act  limits  the Funds  ability  to borrow  money prohibiting  the Fund from  issuing  senior  securities,  except the Fund may  borrow  from any  bank  provided  that  immediately  after  any such
borrowing   there  is  an  asset  coverage  of  at  least  300%  for  all borrowings  by the Fund and  provided  further,  that in the  event  that such asset  coverage  shall at any time fall below 300%,  the Fund shall, within  three  days  thereafter  or  such  longer  period  as the SEC may prescribe by rules and  regulations,  reduce the amount of its borrowings to such an extent that the asset coverage of such  borrowing  shall be at least 300%.
The following are non-fundamental policies of the indicated Fund:

VA Income Equity Fund

o     under normal  circumstances,  the VA Income Equity Fund will invest at least  80% of the value of its  "Assets"  (net  assets  plus the amount  of  any  borrowings  for  investment  purposes)  in  equity securities.

 VA Rotating Markets Fund

o     under  normal  circumstances,  the VA  Rotating  Markets  Fund will invest at least 80% of its  "Assets"  (net  assets  plus the amount
      of  any   borrowings   for  investment   purposes)   directly,   or
      indirectly  through  index-based   securities,   in  equity  stocks
      comprising the equity market segment selected by the Advisor.

VA Mid Corp America Fund

o     under  normal  circumstances,  the VA Mid Corp  America  Fund  will invest at least 80% of its  "Assets"  (net  assets  plus the amount of any  borrowings  for  investment  purposes) in common  stocks of companies  with market  capitalizations  at the time of purchase in the range of companies  in the Russell  Midcap Index or the S&P
      400 Index.

Except for the VA Rotating  Markets  Fund,  the above Funds will  provide shareholders  with at least 60 days  prior  notice of any change in these policies  as  required  by  SEC  Rule  35d-1.  These  policies  shall  be interpreted  and  implemented  in accordance  with its purpose,  which is solely to comply with Rule 35d-1.  However,  the VA Rotating Markets Fund will propose the same shareholder notice on a voluntary basis.

The following  investment  limitations  of the VA Rotating  Markets Fund, the VA Dividend  Capture Fund,  the VA Mid Corp America Fund,  and the VA
New Economy Fund are non-fundamental policies. The funds will not:

       (1)  Invest in companies for the purpose of exercising control.

       (2)  Pledge,  mortgage  or  hypothecate  assets  except  to secure temporary  borrowings  permitted  by (3)  above in  aggregate amounts  not to exceed 15% of total  assets  taken at current value at the time of the  incurrence of such loan,  except as permitted with respect to securities lending.

       (3)  Purchase   or  sell  real   estate,   real   estate   limited
            partnership  interest,  commodities or commodities  contracts
            (except  that the Funds may invest in futures  contracts  and
            options   on  futures   contracts,   as   disclosed   in  the
            prospectuses)  and interest in a pool of securities  that are secured by interests in real estate. However,  subject to its permitted  investments,  the  Funds may  invest in  companies which  invest  in real  estate,  commodities  or  commodities contracts.

       (4)  Make short sales of securities,  maintain a short position or purchase  securities  on  margin,  except  that the Trust may obtain  short-term  credits as necessary for the clearance of security transactions.


State Insurance Regulations
The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by participating insurance companies. The contracts will seek to be offered in as many jurisdictions as possible. Certain states have regulations concerning, among other things, the concentration of investments, sales and purchases of futures contracts, and short sales of securities. If applicable, the Fund may be limited in its ability to engage in such investments and to manages its portfolio with desired flexibility. The
Fund will operate in material compliance with the applicable insurance laws and regulations of each jurisdiction in which contracts will be offered by the insurance companies which invest in the Fund.

Voting  Information.  As used in this SAI, a "vote of a  majority  of the outstanding  Shares" of the Trust or a  particular  Fund or a  particular
Class of  Shares of the Trust or a Fund  means  the  affirmative  vote of the  lesser of (a) more than 50% of the  outstanding  Shares of the Trust or such  Fund  or such  Class,  or (b) 67% or more of the  Shares  of the
Trust or such  Fund or such  Class  present  at a  meeting  at which  the holders of more than 50% of the  outstanding  Shares of the Trust or such
Fund or such Class are represented in person or by proxy.


                           PORTFOLIO TURNOVER

The  portfolio  turnover  rate  of a Fund  is  defined  by the SEC as the ratio of the lesser of annual sales or  purchases to the monthly  average value  of the  portfolio,  excluding  from  both  the  numerator  and the denominator  securities  with  maturities at the time of  acquisition  of one year or less.  Portfolio  turnover generally involves some expense to a Fund,  including  brokerage  commissions  or dealer  mark-ups and other transactions  costs on the sale of securities and  reinvestment  in other securities.

For the fiscal  years ended  December  31, 2002 and 2001,  the  portfolio turnover rates for each of the following Funds were as follows:

Fund                                                               2002       2001

VA Growth Fund................................................       2%        0%
VA Income Equity Fund.........................................       4%       38%
VA Rotating Markets Fund......................................    113%1        0%
VA Dividend Capture Fund......................................      70%       12%
VA Mid Corp America Fund......................................       3%        3%
VA New Economy Fund...........................................      20%        0%

1 This  Fund  commenced  operations  on  October  15,  2001,  and for the remainder of the 2001 fiscal period,  it purchased  securities  with cash from new  investments.  The  increase in this Fund's  portfolio  turnover rate in 2002 is due to its  rotation  of  investments  from one  index to another in accordance with its investment goal and strategies.

                                VALUATION

NAV is  calculated  as of the  close of the  NYSE  every  Monday  through
Friday except (i) days on which there are not  sufficient  changes in the value of a Fund's  portfolio  securities that its NAV might be materially affected;  (ii) days during which no Shares are  tendered for  redemption and no  orders to  purchase  Shares  are  received;  (iii) the  following holidays:  New Year's Day, Martin Luther King, Jr. Day,  President's Day,
Good Friday,  Memorial Day,  Independence  Day,  Labor Day,  Thanksgiving
Day, and Christmas Day.

Each of the Funds relies on one or more pricing  services  authorized  by the  Board  of  Trustees  (Authorized  Pricing  Services)  to  value  its securities in  calculating  NAV. Each of the Funds values its  securities in calculating  NAV as follows.  Equity  securities  traded on a national securities  exchange or quoted on the NASDAQ  National  Market System are valued at their  last-reported  sale price on the  principal  exchange or official  closing  price  as  reported  by  NASDAQ  or,  if  there  is no reported  sale,  and in  the  case  of  over-the-counter  securities  not included in the NASDAQ National  Market System,  at a bid price estimated by an Authorized  Pricing Service.  Fixed Income  securities  traded on a national  securities  exchange  or in  the  over-the-counter  market  are valued at their  last-reported  sale  price  or, if there is no  reported sale, at a bid price  estimated by an  Authorized  Pricing  Service.  For other debt  securities,  including  zero-coupon  securities,  and foreign securities, an Authorized Pricing Service will be used.

Short-term  investments  with remaining  maturities of 60 days or less at the time of purchase are valued at amortized  cost.  Investments in other open-end investment companies are valued at NAV.


For securities  which cannot be priced by an Authorized  Pricing Service, the Board of Trustees has  authorized  the Trust's  record keeper to seek a good faith  fair  value  determination  from a  broker-dealer  or other financial  intermediary.  The Board of Trustees  has also  established  a
Pricing  Committee  which will determine in good faith the fair valuation of a  security  in the  event  that  market  quotations  are not  readily available.  In certain  circumstances,  in  accordance  with the  Trust's
Pricing  Procedures,  the  Pricing  Committee  may seek a good faith fair value  determination  where an Authorized  Pricing Service has provided a price.

If any  securities  held by a Fund are  restricted  as to  resale,  their fair value is  generally  determined  as the amount  which the Fund could reasonably  expect  to  realize  from  an  orderly  disposition  of  such securities  over a reasonable  period of time.  The valuation  procedures applied in any  specific  instance  are likely to vary from case to case.
However,  consideration  is generally given to the financial  position of the  issuer  and  other  fundamental  analytical  data  relating  to  the investment  and to the nature of the  restrictions  on disposition of the securities  (including any  registration  expenses that might be borne by the Fund in  connection  with such  disposition).  In addition,  specific
factors  are  also  generally  considered,   such  as  the  cost  of  the
investment,  the market value of any unrestricted  securities of the same class (both at the time of purchase  and at the time of  valuation),  the size of the  holding,  the  prices of any recent  transactions  or offers with respect to such  securities,  and any  available  analysts'  reports regarding the issuer.


Generally,  trading in certain  securities  (such as foreign  securities)
is  substantially  completed each day at various times prior to the close of the NYSE. The values of these  securities  used in determining the NAV of the Fund's  Shares are  computed  as of such times.  Also,  because of the amount of time  required to collect and process  trading  information as  to  large  numbers  of  securities  issues,  the  values  of  certain securities  (such as convertible  bonds and U.S.  Government  securities)
are determined based on market  quotations  collected  earlier in the day at the  latest  practicable  time  prior to the  close  of the  Exchange.
Occasionally,  events  affecting the value of such  securities  may occur between  such  times  and the  close of the  Exchange  which  will not be reflected  in the  computation  of the Fund's NAV.  If events  materially affecting  the value of such  securities  occur during such  period,  and then these  securities  will be valued at their fair value, in the manner described above.

The  proceeds  received  by  each  Fund  for  each  issue  or sale of its
Shares,  and  all  income,  earnings,   profits,  and  proceeds  thereof,
subject only to the rights of creditors,  will be specifically  allocated to such Fund,  and  constitute  the  underlying  assets of that Fund. The underlying  assets of each Fund will be  segregated  on the Trust's books of account,  and will be charged with the  liabilities in respect of such
Fund and with a share of the general  liabilities of the Trust.  Expenses with respect to any two or more Funds are to be  allocated in  proportion to the NAVs of the  respective  Funds except where  allocations of direct expenses can otherwise be fairly made.


             WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS

The following  tables give  information  about each  Independent  Trustee
and  the  senior  officers  of  the  Trust.   Each  Independent   Trustee
oversees  all  portfolios  of the  Trust  and  serves  for an  indefinite term.  Information  about each Independent  Trustee is provided below and includes each person's:  name,  address,  birth date, present position(s)
held with the  Trust,  principal  occupations  for the past  five  years,
other   directorships   held,  and  total  compensation   received  as  a
Independent  Trustee from the Trust and the  Huntington  Fund Complex for its most  recent  fiscal  year.  Unless  otherwise  noted,  the  business address of each person  listed below is c/o  Federated  Investors  Tower,
1001  Liberty  Avenue,   Pittsburgh,  PA.  The  Huntington  Fund  Complex
consists of two  investment  companies:  the Trust with 6 portfolios  and
The  Huntington  Funds  with  18  portfolios.  Each  Independent  Trustee serves as Trustee for all portfolios of the Huntington Fund Complex.

As of April 1, 2003,  the  Trustees  and  officers  as a group owned less than 1% of  Shares of the Trust.

Independent Trustees Background and Compensation

                       rincipal Occupations during the past    Total
                       ive fiscal years, Previous              Compensation
Name                   osition(s) and Other Directorships      From Trust and
Birth Date            Peld                                     Huntington Fund
Positions Held with   f                                        Complex
Trust                 P                                        (past calendar
Date Service Began    H                                        year)
David S. Schoedinger                                           $21,000.00
Birth Date: November  Principal Occupation: Since 1965,
27, 1942              Chairman of the Board, Schoedinger
CHAIRMAN AND TRUSTEE  Funeral Service.  Since 1987, CEO,
Began serving: June   Schoedinger Financial Services, Inc.
1999                  ---------------------------------------

                      Previous Position: From 1992 to 1993,
                      President, Board of Directors of
                      National Selected Morticians (national
                      trade association for morticians).

                      Other Directorships Held: None

John M. Shary                                                  $26,000.00
Birth Date: November  Principal Occupations: Retired.
30, 1930              ---------------------------------------
 Began serving: June
1999

                      Previous Positions: Member, Business
                      Advisory Board, HIE-HEALTHCARE.COM
                      (formerly Hublink, Inc.)
                      (1993-1997)(database integration
                      software); Member, Business Advisory
                      Board, Mind Leaders, Inc. (formerly
                      DPEC - Data Processing Education
                      Corp.) (1993-1996) (data processing
                      education); Member, Business Advisory
                      Board, Miratel Corporation
                      (1993-1995)(research and development
                      firm for CADCAM); Chief Financial
                      Officer of OCLC Online Computer
                      Library Center, Inc. (1978-1993);
                      Member, Board of Directors, Applied
                      Information Technology Research Center
                      (1987-1990); Member, Board of
                      Directors, AIT (1987-1990) technology.

                      Other Directorships Held: None

Thomas J. Westerfield                                          $21,000.00
Birth Date: April     Principal Occupations: Since April
19, 1955              1993, Of Counsel, Cors & Bassett
TRUSTEE               LLC (law firm).
Began serving:
January 2001          Other Directorships Held: None

William R. Wise                                                $21,000.00
Birth Date: October   Principal Occupations: Retired.
20, 1931              ---------------------------------------
TRUSTEE
Began serving: June
1999
                      Previous Positions: Corporate Director
                      of Financial Services and Treasurer,
                      Children's Hospital, Columbus, Ohio;
                      Associate Executive Director and
                      Treasurer, Children's Hospital,
                      Columbus, Ohio (1985-1989).

                      Other Directorships Held: None

--------------------------------------------------------------------------------

OFFICERS**

Name
Birth Date                     rincipal Occupation(s) and Previous Positions
Address
Positions Held with Trust
----------------------------
Date Service Began            P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel B. Benhase             Principal Occupations: Executive Vice President,
Birth Date: November 23,      Private Financial Group, Huntington Bancshares
1959                          Incorporated (June 2000 to present).
41 South High Street
Columbus, OH                  Previous Positions: Executive Vice President of
PRESIDENT                     Firstar Corporation and Firstar Bank, N.A.
Began Serving: August 2001    (prior to June 2000).

Peter J. Germain              Principal Occupations: Senior Vice President and
Birth Date: September 3,      Managing Director, Mutual Fund Services,
1959                          Federated Services Company.
VICE PRESIDENT
Began Serving: December 2001  Previous Positions: Senior Corporate Counsel,
                              Federated Investors, Inc.

James E. Ostrowski            Principal Occupations: Vice President, Federated
Birth Date: November 13,      Services Company.
1959
VICE PRESIDENT
Began Serving: December 2001

David R. Carson               Principal Occupations: Vice President, Private
Birth Date: December 18,      Financial Group, Huntington Bancshares
1958                          Incorporated (June 2001 to present).
3805 Edwards Road, Suite 350
Cincinnati, OH                Previous Positions: Senior Trust Officer and
TREASURER                     Transfer Agency Manager, Firstar Bank, N.A.
Began Serving: May 2002       (prior to June 2001).

Victor R. Siclari             Principal Occupations: Partner, Reed Smith LLP
Birth Date: November 17,      (October 2002 to present).
1961
SECRETARY                     Previous Positions: Sr. Corporate Counsel and
Began Serving: August 2002    Vice President, Federated Services Company
                              (prior to October 2002).
**    Officers do not receive any compensation from the Funds.

COMMITTEES OF THE BOARD

             ommittee          ommittee Functions                          Meetings
             embers                                                        Held
                                                                           During
                                                                           Last
Board       C                                                              Fiscal
Committee   M                 C                                            Year
Audit       David S.          The purposes of the Audit Committee are to   Three
            Schoedinger       oversee the Trust's accounting and
            John M. Shary     financial reporting policies and
            Thomas J.         practices; to oversee the quality and
            Westerfield       objectivity of the Trust's financial
            William R. Wise   statements and the independent audit
                              thereof; to consider the selection of
                              independent public accountants for the
                              Trust and the scope of the audit; and to
                              act as a liaison between the Trust's
                              independent auditors and the full Board of
                              Trustees.
             ommittee          ommittee Functions                          Meetings
             embers                                                        Held
                                                                           During
                                                                           Last
Board       C                                                              Fiscal
Committee   M                 C                                            Year
Nominating  David S.          The purpose of the Nominating Committee is   One
            Schoedinger       to identify candidates to fill vacancies
            John M. Shary     on the Board of Trustees.  The Nominating
            Thomas J.         Committee will consider nominees
            Westerfield       recommended by Shareholders.  The
            William R. Wise   Nominating Committee is comprised of all
                              four members of the Board of Trustees.
                              Recommendations should be submitted to the
                              Nominating Committee in care of Huntington
                              VA Funds.
                              -------------------------------------------

BOARD OWNERSHIP OF SHARES IN THE FUNDS AND IN THE HUNTINGTON FAMILY OF
INVESTMENT COMPANIES1 AS OF DECEMBER 31, 2002

--------------------------------------------------------------------------------
          (1)                          (2)                         (3)
------------------------
                                                            Aggregate Dollar
                                                             Range of Equity
                                                            Securities in All
                                                               Registered
                           Dollar Range of Shares Owned   Investment Companies
                            in the Huntington VA Funds     Overseen by Trustee
    Name of Trustee                                         in the Huntington
                                                          Family of Investment
                                                                Companies

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David S. Schoedinger                    $0                    Over $100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John M. Shary                           $0                  $50,001-$100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Westerfield                   $0                  $50,001-$100,000
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William R. Wise                         $0                  $50,001-$100,000
--------------------------------------------------------------------------------

1 The "Huntington Family of Investment Companies" refers to both the
Trust and The Huntington Funds, as both the Trust and The Huntington
Funds are held out to investors as related entities for investor or investment purposes.

Investment Advisor

On  May  12,  2001,  The  Huntington   National  Bank   reorganized   its
investment  advisory  services  and created  Huntington  Asset  Advisors,
Inc., a separate,  wholly owned  subsidiary  of The  Huntington  National
Bank.  Huntington  Asset  Advisors,  Inc.  has  replaced  The  Huntington
National  Bank as the  investment  advisor  to the  Huntington  VA Funds.
Following the  reorganization,  the management  and  investment  advisory personnel  of The  Huntington  National  Bank  that  provided  investment management  services  to  Huntington  VA Funds will  continue to do so as
the  personnel  of  Huntington   Asset   Advisors,   Inc.   Additionally,
Huntington  Asset  Advisors,  Inc. is wholly  owned and  otherwise  fully
controlled  by  The  Huntington   National   Bank.  As  a  result,   this
transaction is not an  "assignment" of the investment  advisory  contract
(and   sub-advisory   contract)   for  purposes  of  the  1940  Act  and,
therefore, a shareholder vote is not required.

The Huntington National Bank is an indirect,  wholly-owned  subsidiary of
Huntington  Bancshares  Incorporated (HBI) and is deemed to be controlled by HBI.  With $27.6  billion in assets as of December 31, 2002,  HBI is a major Midwest  regional bank holding  company.  Through its  subsidiaries and  affiliates,  HBI  offers a full  range of  services  to the  public, including:  commercial  lending,  depository  services,  cash management, brokerage  services,  retail banking,  international  services,  mortgage banking, investment advisory services and trust services.

Under  the  investment  advisory  agreements  between  the  Trust and the
Advisor (Investment  Advisory  Agreements),  the Advisor, at its expense, furnishes a  continuous  investment  program  for the  various  Funds and
makes  investment   decisions  on  their  behalf,  all  subject  to  such
policies  as  the  Trustees  may  determine.   Investment  decisions  are
subject  to the  provisions  of the  Trust's  Declaration  of  Trust  and
By-laws,  and of the 1940 Act. In addition,  the Advisor makes  decisions
consistent   with  a  Fund's   investment   objectives,   policies,   and
restrictions,  and such  policies and  instructions  as the Trustees may, from time to time, establish.

Depending  on the size of the Fund,  fees  payable  under the  Investment
Advisory  Agreement  may be  higher  than the  advisory  fee paid by most mutual  funds,  although  the  Board  of  Trustees  believes  it  will be
comparable   to  advisory   fees  paid  by  many  funds  having   similar
objectives  and  policies.  The  Advisor  may from time to time  agree to voluntarily  reduce its  advisory  fee.  While there can be no  assurance that the Advisor  will choose to make such an  agreement,  any  voluntary
reductions  in  the   Advisor's   advisory  fee  will  lower  the  Fund's
expenses,  and thus  increase the Fund's yield and total  return,  during the period such voluntary reductions are in effect.

The  Investment  Advisory  Agreements  provide that the Advisor shall not be subject to any  liability  for any error of judgment or mistake of law or for any loss suffered by the Trust in  connection  with the matters to
which  the  Investment   Advisory   Agreements  relate,   except  a  loss
resulting  from a breach of  fiduciary  duty with  respect to the receipt
of   compensation   for  services  or  a  loss   resulting  from  willful
misfeasance,  bad faith,  gross negligence,  or reckless disregard of its obligations and duties on the part of the Advisor.

The  Investment  Advisory  Agreements may be terminated  without  penalty with  respect to any Fund at any time by the vote of the  Trustees  or by the  shareholders  of that Fund upon 60 days' written  notice,  or by the
Advisor on 90 days'  written  notice.  An Investment  Advisory  Agreement may be  amended  only  by a  vote  of the  shareholders  of the  affected
Fund(s).  The Agreements  also terminate  without  payment of any penalty in the  event  of its  assignment.  The  Investment  Advisory  Agreements provide  that they  will  continue  in  effect  from year to year only so long as such  continuance  is approved at least  annually with respect to each Fund by the vote of either the Trustees or the  shareholders  of the
Fund,  and, in either  case,  by a majority of the  Trustees  who are not
"interested persons" of the Advisor.

Because of the internal  controls  maintained  by the Advisor to restrict
the  flow  of  non-public   information,   the  Funds'   investments  are
typically   made  without  any   knowledge   of  the   Advisor's  or  its
affiliates' lending relationships with an issuer.

Approval  of  Investment  Advisory  Agreement.  The  investment  advisory agreement  (Agreement) with Huntington Asset Advisors,  Inc. was formally considered  by the Board of Trustees at meetings  held on July 31,  2002, which  included  detailed  discussions  held outside the presence of fund management and the Advisor's  personnel.  In conducting  its review,  the
Board of Trustees,  all of whom are independent  trustees for purposes of the 1940 Act,  were advised by  independent  legal  counsel.  The Board's review  addressed  a  variety  of  factors  including:  (1)  the  nature,
quality  and  extent  of  services   provided  to  the  Trust  under  the
Agreement;  (2) the Trust's  investment  performance  and expenses  under the  Agreement,  (3)  information  comparing  the  Trust's  expenses  and investment  performance  to that of other  comparable  mutual funds,  and
(4) the  reasonableness  of the profitability of the Advisor with respect to each portfolio in the Trust.  In analyzing  these  factors,  the Board
reviewed  and  considered   highly   detailed   expense  and  performance
comparison   information   provided  by  Lipper,   Inc.  (an  independent
provider of mutual fund data).  These  materials  compared  the  expenses and  performance  of each  portfolio  to a broad or general  universe  of funds  and to a  "peer  group"  of  funds.  The  Board  further  reviewed
staffing   information   including  the   recruiting   and  retention  of
qualified   investment   professionals.   The  Board  also  reviewed  the
investment processes employed by the Advisor with respect to each Fund.

As  disclosed  elsewhere  in  this  SAI,  the  Advisor  has  soft  dollar arrangements by which brokers  provide  research to the Advisor in return for  allocating  brokerage to such brokers.  The Board  considered  these arrangements.  The  Board  also  considered  the costs  and  benefits  to affiliates  of the Advisor  such as costs and  benefits  associated  with the  assumption  of duties as  administrator  and  custodian to the Trust
by  Huntington   National   Bank.   Also   considered  was  the  business
reputation  and  financial  resources  of the  Advisor  and its  ultimate corporate parent, Huntington Bancshares Incorporated.

Based on its review,  the Board of Trustees  approved  continuance of the
Investment  Advisory  Agreement and determined the  compensation  payable under  such  agreement  to  be  fair  and  reasonable  in  light  of  the
Advisor's  services  and  expenses  and  such  matters  as  the  Trustees considered  to be relevant in the exercise of their  reasonable  business judgment, including most particularly those identified above.

There are no  pension  or  retirement  plans or  programs  in effect  for
Trustees  of the Trust.  No officers  of the Trust  receive  compensation from the Trust or the Funds as officers or employees of the Trust.

The  Declaration  of Trust for the Trust provides that the Trust will, to
the  fullest  extent  permitted  by  law,   indemnify  its  Trustees  and
officers  against all  liabilities  and against all  expenses  reasonably incurred in  connection  with any claim,  action,  suit or  proceeding in which  they may be  involved  because  of their  offices  with the Trust, except if it is  determined  in the manner  specified in the  Declaration of Trust  that  they  have  not  acted  in good  faith in the  reasonable belief  that their  actions  were in the best  interests  of the Trust or that such  indemnification  would  relieve  any officer or Trustee of any liability  to  the  Trust  or  its  shareholders  by  reason  of  willful misfeasance,  bad faith,  gross negligence,  or reckless disregard of his or  her  duties.  The  Trust,  at  its  expense,  may  provide  liability insurance for the benefit of its Trustees and officers.

Glass-Steagall Act

The  Gramm-Leach-Bliley  Act of 1999 repealed  certain  provisions of the
Glass-Steagall  Act that had  previously  restricted the ability of banks and their  affiliates  to  engage  in  certain  mutual  fund  activities.
Nevertheless,  the  Advisor's  activities  remain  subject to, and may be limited by, applicable  federal banking law and regulations.  The Advisor believes  that it possesses  the legal  authority to perform the services for the Funds  contemplated  by the  Investment  Advisory  Agreement  and described in the  Prospectus  and this SAI and has so  represented in the
Investment  Advisory  Agreement.  Future  changes  in either  federal  or state statutes and  regulations  relating to the  permissible  activities of banks or bank holding  companies  and the  subsidiaries  or affiliates of  those  entities,  as  well  as  further  judicial  or  administrative
decisions  or   interpretations   of  present  and  future  statutes  and
regulations  could  prevent or restrict  the Advisor from  continuing  to perform  such  services for the Trust.  Depending  upon the nature of any changes  in the  services  that could be  provided  by the  Advisor,  the
Board of  Trustees of the Trust  would  review the  Trust's  relationship with  the  Advisor  and  consider  taking  all  action  necessary  in the circumstances.

Should further  legislative,  judicial or administrative  action prohibit or restrict  the  activities  of the  Advisor,  its  affiliates,  and its correspondent  banks in connection  with customer  purchases of Shares of
the  Trust,   such  banks  might  be  required  to  alter  materially  or discontinue  the  services  offered  by  them  to  customers.  It is  not
anticipated,   however,   that  any  change  in  the  Trust's  method  of
operations  would affect its NAV per Share or result in financial  losses to any customer.

Portfolio Transactions

The Advisor may place portfolio  transactions with  broker-dealers  which furnish,  without  cost,  certain  research,  statistical,  and quotation services  of value to the  Advisor and its  affiliates  in  advising  the
Trust and  other  clients,  provided  that they  shall  always  seek best
price  and   execution   with  respect  to  the   transactions.   Certain
investments  may be  appropriate  for the  Trust  and for  other  clients advised  by the  Advisor.  Investment  decisions  for the Trust and other clients are made with a view to  achieving  their  respective  investment objectives  and after  consideration  of such  factors  as their  current holdings,  availability  of cash  for  investment,  and the size of their investments  generally.  Frequently,  a particular security may be bought or sold for only one  client or in  different  amounts  and at  different times  for  more  than  one  but  less  than  all  clients.  Likewise,  a particular  security  may be bought for one or more  clients  when one or more other  clients are selling the security.  In addition,  purchases or sales of the same  security  may be made  for two or more  clients  of an investment  advisor on the same day.  In such  event,  such  transactions will be allocated  among the clients in a manner  believed by the Advisor to be  equitable to each.  In some cases,  this  procedure  could have an adverse  effect on the price or amount  of the  securities  purchased  or sold  by the  Trust.  Purchase  and  sale  orders  for the  Trust  may be combined  with those of other  clients of the Advisor in the  interest of achieving the most favorable net results for the Trust.

As part of its  regular  banking  operations,  Huntington  Bank  may make loans to public companies.  Thus, it may be possible,  from time to time, for the Funds to hold or acquire  the  securities  of  issuers  which are also  lending  clients of the  Advisor.  Bank.  The lending  relationship will not be a factor in the selection of securities for the Funds.

Brokerage Allocation and Other Practices

Transactions  on U.S.  stock  exchanges  and  other  agency  transactions involve the payment by a Fund of negotiated brokerage  commissions.  Such commissions vary among different  brokers.  Also, a particular broker may
charge   different   commissions   according   to  such  factors  as  the
difficulty  and  size  of  the   transaction.   Transactions  in  foreign
securities  often  involve  the payment of fixed  brokerage  commissions, which are  generally  higher  than those in the United  States.  There is generally no stated  commission in the case of  securities  traded in the over-the-counter  markets,  but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up.  In underwritten  offerings, the price  paid by a Fund  includes  a  disclosed,  fixed  commission  or discount retained by the underwriter or dealer.

The  Advisor  places all orders for the  purchase  and sale of  portfolio securities  for a Fund and buys and sells  securities  for a Fund through a  substantial  number of brokers and dealers.  In so doing,  it uses its best  efforts  to  obtain  for  a  Fund  the  best  price  and  execution available.  In seeking the best price and execution,  the Advisor, having in  mind  a  Fund's  best  interests,  considers  all  factors  it  deems relevant,  including,  by way of  illustration,  price,  the  size of the transaction,  the nature of the market  for the  security,  the amount of the  commission,  the  timing  of the  transaction  taking  into  account market  prices and trends,  the  reputation,  experience,  and  financial stability  of the  broker-dealer  involved,  and the  quality  of service rendered by the broker-dealer in other transactions.

It has for many years been a common  practice in the investment  advisory business for advisors of  investment  companies  and other  institutional investors to receive research,  statistical,  and quotation services from broker-dealers  that execute  portfolio  transactions  for the clients of such  advisors.  Consistent  with this  practice,  the  Advisor  receives research,  statistical,  and quotation services from many  broker-dealers with which it places a Fund's  portfolio  transactions.  These  services, which  in some  cases  may  also be  purchased  for  cash,  include  such matters as general  economic and security  market  reviews,  industry and company reviews,  evaluations of securities,  and  recommendations  as to the  purchase  and  sale of  securities.  Some of these  services  are of value to the Advisor  and its  affiliates  in  advising  various of their clients  (including  the Trust),  although not all of these  services are necessarily  useful and of value in managing  the Trust.  The fee paid by a Fund  to the  Advisor  is not  reduced  because  the  Advisor  and  its affiliates receive such services.

As permitted  by Section  28(e) of the  Securities  Exchange Act of 1934,
as amended,  and by the Investment Advisory  Agreements,  the Advisor may
cause a Fund to pay a  broker-dealer  that  provides  the  brokerage  and research services  described above an amount of disclosed  commission for effecting  a  securities  transaction  for  the  Fund  in  excess  of the commission  which another  broker-dealer  may charge for  effecting  that transaction.  the  Advisor's  authority  to  cause a Fund to pay any such greater  commissions  is also  subject to such  policies as the  Trustees may adopt from time to time.


Code of Ethics


Each of the Trust,  the Advisor,  and the  Distributor  maintain Codes of
Ethics  which permit their  personnel to invest in  securities  for their own  accounts.  As of the date of this  SAI,  copies  of  these  Codes of
Ethics  have  been  filed  with  the  SEC  as  exhibits  to  the  Trust's
Registration Statement.

Administrator

Federated, a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal services) necessary to operate the Fund.  Federated provides these at the following annual rate:

            ----------------------------------------------
                 Maximum        Average Aggregate Daily
             Administrative     Net Assets of the Funds
                   Fee
            ----------------------------------------------
            ----------------------------------------------
               .075 of 1%        on the first 4 billion
            ----------------------------------------------
            ----------------------------------------------
                .07 of 1%        on the next $3 billion
            ----------------------------------------------
            ----------------------------------------------
               .065 of 1%        on assets in excess of
                                 $7 billion
            ----------------------------------------------

The  administrative  fee  received  during  any  fiscal  year shall be at least $50,000 per Fund.

From  December 20, 1999,  to November  30,  2001,  the Advisor  served as
Administrator  of the  Trust  pursuant  to an  Administrative  Agreement, dated December 20, 1999.


Sub-Administrator

Huntington  Bank  serves as  sub-administrator  to the  Funds,  assisting with the provision of  administrative  services  necessary to operate the
Funds.  Huntington  Bank receives a fee at the  following  annual rate of the average daily net assets of the Funds.

-----------------------------------------------
     Maximum        Average Daily Net Assets
Sub-Administrative        of the Funds
       Fee
-----------------------------------------------
-----------------------------------------------
      .060%           on the first $4 billion
-----------------------------------------------
-----------------------------------------------
      .055%            on the next $3 billion
-----------------------------------------------
-----------------------------------------------
      .050%            on assets in excess of
                             $7 billion
-----------------------------------------------

Financial Administrator


Huntington  Bank also  serves as the  financial  administrator  providing administrative  and portfolio  accounting  services to the Funds. For its services,  Huntington  Bank  receives  a fee equal to 0.0425 of 1% of the average  daily net assets of the Funds,  subject to a minimum  annual fee of  $9,000  for  each  additional  class  of  Shares  (existing  prior to
December 1, 2001) of any Fund having more than one class of Shares.


Expenses

The Trust's  service  providers bear all expenses in connection  with the performance  of their  respective  services,  except  that each Fund will
bear  the  following   expenses   relating  to  its  operations:   taxes,
interest,  brokerage  fees  and  commissions,  if any,  fees  and  travel
expenses  of  Trustees  who  are  not  partners,   officers,   directors,
shareholders  or employees of  Huntington  Bank,  SEC fees and state fees and  expenses,  certain  insurance  premiums,  outside and, to the extent authorized  by the Trust,  inside  auditing and legal fees and  expenses, fees  charged  by rating  agencies  in having the  Fund's  Shares  rated, advisory  and  administration  fees,  fees and  reasonable  out-of-pocket expenses of the  custodian  and  transfer  agent,  expenses  incurred for pricing  securities  owned by the Fund, costs of maintenance of corporate
existence,   typesetting   and  printing   prospectuses   for  regulatory
purposes  and  for  distribution  to  current  Shareholders,   costs  and
expenses of  Shareholders'  and  Trustees'  reports and  meetings and any extraordinary expenses.


Distributor

The Fund's  Distributor,  Edgewood  Services Inc.,  (Distributor)  offers
Shares on a  continuous,  best-efforts  basis and  markets  the Shares to
institutions   or  to   individuals,   directly  or  through   investment
professionals.  When the  Distributor  receives  marketing fees and sales charges,  it may pay  some or all of  them to  investment  professionals.
The  Distributor  and its  affiliates  may pay out of their  assets other amounts  (including items of material value) to investment  professionals for marketing and servicing  Shares.  The  Distributor is a subsidiary of
Federated Investors, Inc.

Custodian

For each of the Funds,  Huntington Bank acts as custodian.  For an annual fee of 0.026% of each Fund's  average  daily net  assets,  the Advisor is generally  responsible  as custodian for the  safekeeping of Fund assets, including  the  acceptance  or  delivery  of  cash  or  securities  where appropriate,  registration of securities in the appropriate  Fund name or the name of a  nominee,  maintenance  of bank  accounts  on behalf of the
Funds.  In addition,  Huntington Bank is responsible as record keeper for the creation and maintenance of all Fund accounting  records  relating to custodian activities required by the 1940 Act.


Transfer Agent and Dividend Disbursing Agent

Unified   Fund   Services,   Inc.,   whose   address  is  P.O.  Box  6110
Indianapolis,  IN  46206-6110,  serves as the transfer agent and dividend disbursing agent for the Trust.


Independent Auditors

KPMG LLP,  whose address is 191 West  Nationwide  Blvd.,  Columbus,  Ohio
43215, serves as the independent auditors for the Trust.

Legal Counsel

Ropes &  Gray, One Franklin  Square,  1301 K Street,  N.W., Suite 800
East,  Washington,  D.C.  20005,  are  counsel to the Trust and will pass upon the legality of the Shares offered hereby.

                  FEES PAID BY THE FUNDS FOR SERVICES*

----------------------------------------------------------------------------------------
                   VA Growth Fund       VA Income Equity Fund  VA Rotating Markets Fund
                                       -------------------------------------------------
              --------------------------------------------------------------------------
                For the fiscal year      For the fiscal year     For the fiscal year
                       ended                    ended                   ended
                    December 31,            December 31,             December 31,
              --------------------------------------------------------------------------
              --------------------------------------------------------------------------
               2002     2001    2000    2002    2001    2000    2002    2001     2000
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 Advisory Fee $11,654   $1,041     N/A $37,647 $25,229     $17  $2,624    $259      N/A
       Earned
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Administration $1,457     $240     N/A  $4,706  $5,868  $3,897    $328     $60      N/A
   Fee Earned
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Sub-Administrat$1,165      N/A     N/A  $3,675     N/A     N/A    $262     N/A      N/A
   Fee Earned
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
         Fund  $1,445     $496     N/A  $3,297    $755     N/A  $1,081     $57      N/A
   Accounting
   Fee Earned
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Reimbursements$10,939      $ -     N/A $26,723 $(6,097)  $(75)  $9,293 $(7,000)     N/A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Brokerage  $8,877   $1,681     N/A $18,025  $6,192 $247,120 $2,065     $ -      N/A
  Commissions
         Paid
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
              VA Dividend Capture Fund   VA Mid Corp America     VA New Economy Fund
                                                Fund
                                       -------------------------------------------------
              --------------------------------------------------------------------------
                For the fiscal year      For the fiscal year     For the fiscal year
                       ended                    ended                   ended
                    December 31,            December 31,             December 31,
              --------------------------------------------------------------------------
              --------------------------------------------------------------------------
               2002    2001     2000    2002    2001    2000    2002    2001     2000
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 Advisory Fee  $7,790    $256      N/A  $9,002    $276     N/A  $2,547    $264      N/A
       Earned
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Administration   $974     $59      N/A  $1,125     $63     N/A    $318     $61      N/A
   Fee Earned
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Sub-Administratio$779     N/A      N/A    $900     N/A     N/A    $255     N/A      N/A
   Fee Earned
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
         Fund  $1,417  $1,301      N/A  $1,558     $58     N/A  $1,214     $58      N/A
   Accounting
   Fee Earned
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Reimbursements$14,403 $(6,600)     N/A $14,256 $(7,300)    N/A  $9,219 $(7,000)     N/A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
    Brokerage $18,402  $1,635      N/A $10,883    $698     N/A  $2,987    $779      N/A
  Commissions
         Paid
----------------------------------------------------------------------------------------

* VA Income Equity Fund commenced operations on October 21, 1999; VA
Growth Fund commenced operations on May 1, 2001; and all of the other
Funds commenced operations on October 15, 2001. Therefore, the fees reflect these shortened periods of operations.

Prior to May 1, 2002, the Advisor subcontracted with BISYS Fund
Services Ohio, Inc. for fund accounting services. Prior to December 1,
2001, The Huntington National Bank was administrator for the Funds and
SEI Mutual Funds Investment Services was sub-administrator.

                     Principal Holders of Securities

Information  is provided  below  regarding each person who owns of record or is known by the Trust to own  beneficially  5% or more of any class of
Shares of any Fund.  Huntington  Asset  Advisors,  Inc. is a wholly owned subsidiary of The  Huntington  National  Bank.  The  Huntington  National
Bank,  a  national  banking  association,  is  an  indirect  wholly-owned
subsidiary  of  Huntington  Bancshares   Incorporated,   a  bank  holding
company  organized under the laws of Ohio. By virtue of Huntington  Asset
Advisors,   Inc.'s.   affiliation  with  The  Huntington  National  Bank,
Huntington Asset Advisors, Inc. may be deemed to control the Funds.

As of  April  1,  2003,  the  following  shareholders  owned  of  record, beneficially, or both, 5% or more of outstanding Shares:

-------------------------------------------------------------------------------------
        Fund              Shareholder Name      Shares Owned        Percentage Owned
                                   Address
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
       VA Growth Fund        Hartford Life            20,011                  96.98%
                         Insurance Company
                             P.O. Box 2999
                              Hartford, CT
                                06104-2999
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
VA Income Equity Fund   Hartford Life Seed         1,235,692                  99.44%
                                   Account

                             P.O. Box 2999
                              Hartford, CT
                                06104-2999
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  VA Rotating Markets      Carey & Co.            20,000                  12.09%
                 Fund 41 South High Street
                        Columbus, OH 43215
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                             Hartford Life           145,283                  87.84%
                         Insurance Company
                             P.O. Box 2999
                              Hartford, CT
                                06104-2999
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  VA Dividend Capture        Hartford Life           544,999                  96.29%
                 Fund    Insurance Company
                             P.O. Box 2999
                              Hartford, CT
                                06104-2999
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  VA Mid Corp America        Hartford Life           423,802                  95.47%
                 Fund    Insurance Company
                             P.O. Box 2999
                              Hartford, CT
                                06104-2999
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
  VA New Economy Fund      Carey & Co.            20,000                  18.47%
                      41 South High Street
                        Columbus, OH 43215
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                             Hartford Life            88,197                  81.43%
                         Insurance Company
                             P.O. Box 2999
                              Hartford, CT
                                06104-2999
-------------------------------------------------------------------------------------

Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

                           SHAREHOLDER RIGHTS

The  Trust  is  an  open-end   management   investment   company,   whose
Declaration  of Trust  permits  the  Trust to offer  separate  series  of
Shares  of  beneficial  interest,   representing  interests  in  separate
portfolios  of  securities.  The  Shares  in  any  one  portfolio  may be offered  in two or more  separate  classes.  As of the date of this  SAI, the Trustees have established one class of Shares in the Funds.

All  shareholders  are  entitled  to one vote for each  share held on the record date for any action  requiring a vote by the  shareholders,  and a
proportionate   fractional   vote  for  each   fractional   share   held.
Shareholders  of the  Trust  will vote in the  aggregate  and not by Fund except  as  otherwise  expressly  required  by law or when  the  Trustees determine  that the matter to be voted upon  affects  only the  interests of the shareholders of a particular Fund.

The rights of shareholders cannot be modified without a majority vote.

The Trust is not  required to hold annual  meetings of  shareholders  for the  purpose of electing  Trustees  except that (i) the Trust is required to hold a  shareholders'  meeting  for the  election  of Trustees at such time as less than a majority  of the  Trustees  holding  office have been elected  by  shareholders  and (ii) if, as a result  of a vacancy  on the
Board of Trustees,  less than  two-thirds of the Trustees  holding office have been  elected by the  shareholders,  that vacancy may only be filled by a vote of the  shareholders.  In  addition,  Trustees  may be  removed from  office  by a  written  consent  signed  by the  holders  of  Shares representing  two-thirds  of the  outstanding  Shares  of the  Trust at a meeting  duly called for the  purpose,  which  meeting  must be held upon written  request  of not less than 10% of the  outstanding  Shares of the
Trust.  Upon written request by the holders of shares  representing 1% of the outstanding  Shares of the Trust stating that such  shareholders wish to communicate  with the other  shareholders for the purpose of obtaining the  signatures  necessary  to demand a meeting to consider  removal of a
Trustee,  the Trust will provide a list of  shareholders  or  disseminate appropriate  materials (at the expense of the  requesting  shareholders).
Except as set forth  above,  the Trustees may continue to hold office and may appoint successor Trustees.

Under    Massachusetts   law,    shareholders    could,   under   certain
circumstances,  beheld  personally  liable  for  the  obligations  of the
Trust.   However,   the  Declaration  of  Trust   disclaims   shareholder
liability for acts or  obligations  of the Trust and requires that notice
of  such   disclaimer  be  given  in  each  agreement,   obligation,   or
instrument  entered  into or executed by the Trust or the  Trustees.  The
Declaration  of  Trust  provides  for  indemnification  out  of a  Fund's property  for all loss and  expense of any  shareholder  held  personally liable for the  obligations of a Fund.  Thus the risk of a  shareholder's incurring  financial loss on account of shareholder  liability is limited to  circumstances  in  which  the  Fund  would  be  unable  to  meet  its obligations.

Shareholder  inquiries  regarding  the Funds  should be  directed  to the
Trust c/o The Huntington  National Bank, 41 South High Street,  Columbus,
Ohio 43215, Attn: Investor Services.

     ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS

Shares of the Funds may be  purchased,  exchanged  and  redeemed  only by contacting  a participating insurance company.

In  connection   with  certain   redemption  or  exchange   requests,   a
shareholder  may  be  required  to  obtain  a  signature   guarantee  for
authentication  purposes.  Only New Technology Medallion imprints will be accepted as signature guarantees.


Other Purchase Information

Purchases  are made at NAV. If at any time the right to  purchase  Shares
is   suspended,   although  no  new   purchases  may  be  made,  in  some
circumstances   existing   shareholders  may  be  permitted  to  purchase
additional Shares and have dividends reinvested.


Other Exchange Information

Exchanges  may only be made between  Funds having  identical  shareholder registrations.  For any  other  exchanges  you must  obtain  a  signature guarantee.

Unless  otherwise  specified  in  writing,   the  existing   registration
relating  to a Fund  being  exchanged  will  be used  for  any  new  Fund accounts required to be opened in the exchange.

Exchanges  will not be available for shares  purchased by check until the check has cleared.

Other Redemption Information

If a  shareholder  wishes to wire  redemption  proceeds  to a bank  other than the one  previously  designated,  redemption  may be  delayed  by as much as seven  days.  To  change  the name of the bank  account  to which redemption  proceeds will be wired,  a shareholder  should send a written request  (and, if  necessary,  with a signature  guarantee) to the Trust,
c/o Huntington National Bank, P.O. Box 6110 Indianapolis, IN 46206-6110.

Proceeds  from the  redemption  of shares  purchased by check will not be available until the check has cleared.


Mixed Funding and Shared Funding

Shares  used as  investments  for both  variable  annuity  contracts  and variable life insurance  policies is called "mixed  funding." Shares used as  investments  by separate  accounts  of  unaffiliated  life  insurance companies  is called  "shared  funding."  The Trust has  applied  for and anticipates  receiving  an  exemption  from  the SEC to  engage  in mixed
funding  and  shared   funding.   The  exemption   would  be  subject  to
conditions  designed  to protect  investors  in the Funds.  Although  the
Fund does not currently  foresee any  disadvantage to contract owners due
to   differences   in   redemption   rates,   tax   treatment   or  other
considerations  resulting  from  mixed  funding  or shared  funding,  the
Trustees  will closely  monitor the operation of mixed funding and shared
funding  and  will  consider   appropriate   action  to  avoid   material
conflicts  and  take  appropriate  action  in  response  to any  material
conflicts  which  occur.   Such  action  could  result  in  one  or  more
participating  insurance  companies  withdrawing  their investment in the
Fund.

                                  TAXES

It  is  intended  that  each  Fund  qualify  each  year  as  a  regulated investment  company  under  Subchapter M of the Code. In order to qualify for the special tax treatment  accorded  regulated  investment  companies and their shareholders, a Fund must, among other things:

       (a)  derive  at least  90% of its  gross  income  from  dividends, interest,  payments with respect to certain securities loans, and  gains  from  the  sale or other  disposition  of  stock,
            securities   and   foreign   currencies,   or  other   income
            (including  but not limited to gains from  options,  futures, or forward  contracts)  derived  with respect to its business of investing in such stock, securities, or currencies;

       (b)  distribute  with respect to each taxable year at least 90% of the sum of its  "investment  company taxable income" (as that term is  defined  in the  Code) and its  tax-exempt  interest income  (less  deductions  attributable  to that  income) for such year, if any; and

       (c)  diversify  its  holdings  so that,  at the end of each fiscal quarter  (i) at least 50% of the  market  value of the Fund's assets  is  represented  by  cash or  cash  items  (including
            receivables),  U.S.  Government  securities,   securities  of
            other regulated  investment  companies,  and other securities limited in  respect of any one issuer to a value not  greater than 5% of the value of the  Fund's  total  assets and 10% of the outstanding  voting  securities of such issuer,  and (ii)
            not more than 25% of the value of its assets is  invested  in the  securities  (other than those of the U.S.  Government or other  regulated  investment  companies) of any one issuer or of two or more issuers  which the Fund controls and which are
            engaged  in  the  same,   similar,   or  related   trades  or
            businesses.

If a Fund  qualifies as a regulated  investment  company that is accorded special  tax  treatment,  the Fund will not be subject to federal  income tax  on  income  paid  to  its  shareholders  in the  form  of  dividends
(including capital gain dividends).

If a Fund fails to qualify as a  regulated  investment  company  accorded special tax treatment in any taxable  year,  the Fund would be subject to tax on its income at  corporate  rates.  In  addition,  the Fund could be required to recognize net unrealized  gains,  pay  substantial  taxes and interest,  and make  substantial  distributions  before  requalifying  as regulated investment company that is accorded special tax treatment.

If a Fund fails to  distribute in a calendar  year  substantially  all of its  ordinary  income  for  such  year and  substantially  all of its net capital  gains for the year  ending  October  31 (or later if the Fund is permitted so to elect and so elects),  plus any retained  amount from the prior  year,  the  Fund  may  be  subject  to  a 4%  excise  tax  on  the
under-distributed   amounts.   Each  Fund   intends   generally  to  make
distributions sufficient to avoid imposition of the 4% excise tax.

For a  discussion  of the tax  consequences  of variable  life or annuity contracts,  refer to the  prospectuses  or other  documents  you received when you  purchased  your variable  life or variable  annuity  contracts.
Variable annuity  contracts  purchased through insurance company separate accounts  provide  for the  accumulation  of all earning  from  interest, dividends,  and capital  appreciation  without current federal income tax liability  for the owner.  Depending on the variable  annuity or variable life  contract,  distributions  from  the  contract  may  be  subject  to ordinary income tax and, in addition, on distributions before age 59 1/2, a 10% penalty tax.  Only the portion of a  distribution  attributable  to income on the  investment  in the  contract is subject to federal  income tax.  Investors  should  consult with  competent  tax advisors for a more
complete   discussion  of  possible  tax  consequences  in  a  particular situation.

In  addition  to  the  diversification  requirements  applicable  to  all
regulated   investment   companies  discussed  above,  the  Code  imposes
certain  diversification  standards on the underlying  assets of variable annuity  contracts  held in the Funds.  The Code provides that a variable annuity  contract  shall not be treated as an  annuity  contract  for any period (and any subsequent  period) for which the  investments are not in accordance  with  regulations  prescribed  by  the  Treasury  department,
adequately   diversified.   Disqualification   of  the  variable  annuity
contract as an annuity  contract would result in immediate  imposition of federal income tax on variable  contract  owners with respect to earnings allocable to the contract.  This liability  would  generally  arise prior to the receipt of payments under the contract.

A Fund will  meet the  diversification  requirements  if no more then 55%
of the  value of its  assets is  represented  by any one  investment,  no more  than  70% of the  value of its  assets  is  represented  by any two investments,  no more than 80% of the value of its assets is  represented by any  three  investments,  and no more  than  90% of the  value  of its assets is  represented  by any four  investments.  For  purposes  of this rule, all  securities of the same issuer,  all interests in a single real estate  project,  and all interests in the same  commodity are treated as a single  investment,  but each government agency or  instrumentality  is treated  as  separate  issuer.  Alternatively,  a Fund will be treated as meeting  this  requirement  for any quarter of its taxable  year if as of
the  close  of  such   quarter,   the  Fund  meets  the   diversification
requirements  applicable  to  regulated  investment  companies  generally
(described  above)  and no more than 55% of the value of it total  assets
consists   of  cash  and  cash  items   (including   receivables),   U.S.
government  securities,  and  securities  of other  regulated  investment companies.

The above  discussion  of the federal  income tax  treatment of the Funds assumes  that all the  insurance  company  accounts  holding  Shares of a
Fund are either  segregated asset accounts  underlying  variable contacts as  defined in Section  817(d) of the Code or the  general  account of an insurance  company as defined in Section 816 of the Code.  Additional tax consequences  may apply to holders of variable  contracts  investing in a
Fund if any of those  contracts are not treated as annuity,  endowment or life insurance contracts.

                       DIVIDENDS AND DISTRIBUTIONS

Each  of the  Funds  will  declare  and  distribute  dividends  from  net investment  income,  if any, and will distribute its net realized capital gains, if any, at least annually.

                         PERFORMANCE INFORMATION

Generally, the Funds will advertise average annual total returns

                                        ERV 1
                        Average Annual Return = ( ) n - 1
                                          P

In accordance  with SEC  guidelines,  the average annual total return for each class of shares is calculated  according to the  following  formula:
where p = a  hypothetical  initial  of $1,000;  n = number of years;  and
ERV = ending  redeemable  value  of the  hypothetical  $1,000  investment after the investment period.

In  accordance  with SEC  guidelines,  the yield for each class of shares of a Fund is  computed by dividing  the net  investment  income per share earned during the period by the maximum offering price

                                        a - b
                           Yield = 2[ (      +1 ) (6) +1]
                                         cd

per  share on the  last day of the  period,  according  to the  following formula:

where a = dividends and interest  earned during the period;  b = expenses accrued for the period  (net of  reimbursements);  c = the average  daily number of shares  outstanding  during the period  that were  entitled  to receive  dividends;  and d = the maximum  offering price per share on the last day of the period.

In accordance  with SEC  guidelines,  the  tax-equivalent  yield for each class of the Funds is  computed  by  dividing  the  portion  of the yield that is  tax-exempt  by 1 minus a stated  income  tax rate and adding the quotient to that portion, if any, of the yield that is not tax-exempt.

The average  annual  total  returns for each of the  following  Funds for the  one-year  period  and for the life of the  respective  Fund  through
December 31, 2002, were as follows:


                                      Fiscal Year  Inception
                                         Ended      through
                                      12/31/2002  12/31/2002

VA Growth Fund ....................  (20.56)%              (17.03)% (1)

VA Income Equity Fund..............   (9.96)%                (1.00)% (2)

VA Rotating Markets Fund...........  (15.12)%                (9.43)% (3)

VA Dividend Capture Fund...........   (0.05)%                   1.97% (3)

VA Mid Corp America Fund...........  (13.00)%                 (2.48)% (3)

VA New Economy Fund................  (13.67)%                 (4.90)% (3)

(1)   Since 5/1/2001
(2)   Since 10/21/1999
(3)   Since 10/15/2001
                                FINANCIAL STATEMENTS

The  audited  financial  statements  of the  Funds  for  the  year  ended
December  31,  2002,  and the report of KPMG LLP,  independent  certified public  accountants,  are  incorporated  herein  by  reference  from  the
Trust's  Annual Report to  Shareholders  for the year ended  December 31,
2002,  which  has  been  previously  sent to  shareholders  of each  Fund pursuant to Section 30(d) of the 1940 Act and  previously  filed with the
SEC.  A  copy  of the  Annual  Report  to  Shareholders  may be  obtained without charge by contacting the Trust.
                           INVESTMENT RATINGS

The NRSROs that may be  utilized  by the Funds with  regard to  portfolio investments  for  the  Funds  include  Moody's,  S&P,  Fitch  Ratings
(Fitch),  Duff &  Phelps,  and Thomson  BankWatch,  Inc.  (TBW).  Set
forth  below  is a  description  of the  relevant  ratings  of each  such
NRSRO.  The NRSROs that may be utilized by the Funds and the  description of  each  NRSRO's  ratings  is as of  the  date  of  this  SAI,  and  may subsequently change.

Long -Term Debt Ratings (may be assigned,  for example,  to corporate and municipal bonds)

Description  of the long-term  debt ratings by Moody's  (Moody's  applies numerical  modifiers  (1,2,  and 3) in each  rating  category to indicate the security's ranking within the category):

Aaa         Bonds  which  are  rated  Aaa are  judged  to be of the  best quality.  They carry the smallest  degree of investment  risk and are  generally  referred  to as  "gilt  edged."  Interest payments  are  protected  by a large  or by an  exceptionally stable  margin and  principal  is secure.  While the  various protective  elements  are likely to change,  such  changes as
            can  be   visualized   are  most   unlikely   to  impair  the
            fundamentally strong position of such issues.

Aa          Bonds which are rated Aa are judged to be of high  quality by all  standards.  Together  with the Aaa group  they  comprise what are generally known as high-grade  bonds. They are rated lower than the best bonds because  margins of protection  may not  be as  large  as in Aaa  securities  or  fluctuation  of protective  elements may be of greater amplitude or there may be other  elements  present  which  make the  long-term  risk appear somewhat larger than the Aaa securities.

A           Bonds  which are rated A possess  many  favorable  investment attributes  and are to be  considered  as  upper-medium-grade
            obligations.   Factors  giving   security  to  principal  and
            interest  are  considered  adequate,   but  elements  may  be
            present which  suggest a  susceptibility  to impairment  some time in the future.

Baa         Bonds  which  are rated Baa are  considered  as  medium-grade obligations  (i.e.,  they are neither  highly  protected  nor poorly  secured).  Interest  payments and principal  security appear  adequate  for  the  present  but  certain  protective
            elements   may  be  lacking  or  may  be   characteristically
            unreliable  over any great  length of time.  Such  bonds lack outstanding  investment  characteristics  and  in  fact  have speculative characteristics as well.

Ba          Bonds  which  are  rated Ba are  judged  to have  speculative elements;  their future cannot be considered as well-assured.
            Often the  protection of interest and principal  payments may be very  moderate,  and thereby not well  safeguarded  during both  good and bad  times  over the  future.  Uncertainty  of position characterizes bonds in this class.

B           Bonds which are rated B  generally  lack  characteristics  of
            the   desirable   investment.   Assurance   of  interest  and
            principal  payments or of  maintenance  of other terms of the contract over any long period of time may be small.

Caa         Bonds which are rated CAA are of poor  standing.  Such issues may be in default or there may be present  elements of danger with respect to principal or interest.

Ca          Bonds  which are  rated CA  represent  obligations  which are speculative  in a high  degree.  Such  issues  are  often  in default or have other marked shortcomings.

C           Bonds which are rated C are the lowest-rated  class of bonds, and issues so rated can be regarded as having  extremely poor prospects of ever attaining any real investment standing.

Description of the long-term  debt ratings by S&P  (S&P may apply a plus (+) or minus (-) to a  particular  rating  classification  to show relative standing within that classification):

AAA         An obligation  rated `AAA' has the highest rating assigned by
            Standard  &  Poor's.  The obligor's  capacity to meet its
            financial commitment on the obligation is extremely strong.

AA          An  obligation  rated `AA'  differs  from the  highest  rated obligations only in small degree.  The obligor's  capacity to meet  its  financial  commitment  on the  obligation  is very strong.

A           An obligation  rated `A' is somewhat more  susceptible to the adverse  effects  of changes in  circumstances  and  economic conditions  than  obligations  in  higher  rated  categories.
            However,   the  obligor's  capacity  to  meet  its  financial
            commitment on the obligation is still strong.

BBB         An  obligation  rated  `BBB'  exhibits  adequate   protection
            parameters.  However, adverse economic conditions or changing circumstances  are more likely to lead to a weakened capacity of the  obligor  to  meet  its  financial  commitment  on the obligation.  Obligations  rated `BB', `B',  `CCC',  `CC', and
            `C'  are   regarded   as   having   significant   speculative
            characteristics.   `BB'   indicates   the  least   degree  of
            speculation and `C' the highest.  While such obligations will likely  have some  quality  and  protective  characteristics, these  may be  outweighed  by  large  uncertainties  or major exposures to adverse conditions.

BB          An  obligation  rated `BB' is less  vulnerable  to nonpayment than  other  speculative  issues.  However,  it  faces  major
            ongoing   uncertainties  or  exposure  to  adverse  business,
            financial,  or  economic  conditions  which could lead to the
            obligor's   inadequate   capacity   to  meet  its   financial
            commitment on the obligation.

B           Debt  rated B has a  greater  vulnerability  to  default  but currently  has the  capacity to meet  interest  payments  and
            principal  repayments.   Adverse  business,   financial,   or
            economic   conditions   will   likely   impair   capacity  or
            willingness  to  pay  interest  and  repay  principal.  The B rating category is also used for debt  subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC         Debt rated CCC has a currently identifiable  vulnerability to
            default,   and  is   dependent   upon   favorable   business,
            financial,  and economic conditions to meet timely payment of interest and repayment of principal.  In the event of adverse business,  financial,  or  economic  conditions,  it  is  not likely  to  have  the  capacity  to pay  interest  and  repay principal.  The CCC  rating  category  is also  used for debt subordinated  to senior  debt that is  assigned  an actual or implied B or B- rating.
CC          The rating CC  typically is applied to debt  subordinated  to senior  debt that is  assigned  an actual or implied CCC debt rating.

C           The rating C  typically  is applied to debt  subordinated  to senior  debt which is  assigned an actual or implied CCC debt rating.  The C rating may be used to cover a situation  where a  bankruptcy  petition  has been  filed,  but  debt  service payments are continued.

Description of long-term debt ratings by Fitch:

AAA         Highest  credit  quality.  `AAA'  ratings  denote  the lowest expectation  of credit risk.  They are assigned  only in case of  exceptionally  strong  capacity  for  timely  payment  of financial  commitments.  This capacity is highly  unlikely to be adversely affected by foreseeable events.

AA          Very high  credit  quality.  `AA'  ratings  denote a very low
            expectation  of  credit  risk.   They  indicate  very  strong
            capacity for timely  payment of financial  commitments.  This capacity  is  not  significantly  vulnerable  to  foreseeable events.

A           High credit quality.  `A' ratings denote a low expectation of credit risk.  The  capacity  for timely  payment of financial
            commitments   is  considered   strong.   This  capacity  may,
            nevertheless,  be more vulnerable to changes in circumstances or in  economic  conditions  than  is  the  case  for  higher ratings.

BBB         Bonds  considered to be investment  grade and of satisfactory credit  quality.  The  obligor's  ability to pay interest and
            repay  principal  is  considered  to  be  adequate.   Adverse
            changes in economic  conditions and  circumstances,  however, are more likely to have adverse  impact on these  bonds,  and therefore  impair timely  payment.  The  likelihood  that the ratings of these  bonds will fall below  investment  grade is higher than for bonds with higher ratings.

BB          Bonds are considered  speculative.  The obligor's  ability to pay interest and repay  principal  may be affected  over time by adverse economic changes.  However, business and financial
            alternatives   can  be  identified  which  could  assist  the
            obligor in satisfying its debt service requirements.

B           Bonds are considered highly speculative.  While bonds in this class are currently  meeting debt service  requirements,  the probability  of continued  timely  payment of  principal  and interest  reflects the obligor's limited margin of safety and the  need  for  reasonable  business  and  economic  activity throughout the life of the issue.

CCC         Bonds have certain  identifiable  characteristics  which,  if not  remedied,  may  lead to  default.  The  ability  to meet obligations  requires an  advantageous  business and economic environment.

CC          Bonds  are  minimally   protected.   Default  in  payment  of
            interest and/or principal seems probable over time.

C           Bonds  are  imminent   default  in  payment  of  interest  or
            principal.

Short-Term  Debt  Ratings (may be assigned,  for example,  to  commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

Prime-1     Issuers rated  Prime-1 (or  supporting  institutions)  have a superior  ability for  repayment  of senior  short-term  debt
            obligations.   Prime-1   repayment   ability  will  often  be
            evidenced by many of the following characteristics:

            o     Leading    market    positions   in    well-established
                  industries.

            o     High rates of return on funds employed.

            o     Conservative  capitalization  structure  with  moderate
                  reliance on debt and ample asset protection.

            o     Broad margins in earnings  coverage of fixed  financial
                  charges and high internal cash generation.

            o     Well-established   access  to  a  range  of   financial
                  markets and assured sources of alternate liquidity.

Prime-2     Issuers rated  Prime-2 (or  supporting  institutions)  have a strong  ability  for  repayment  of  senior  short-term  debt obligations.  This will  normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios,  while sound, may be more subject to  variation.  Capitalization  characteristics,  while still appropriate,  may be more  affected by  external  conditions.
            Ample alternate liquidity is maintained.

Prime-3     Issuers rated Prime-3 (or  supporting  institutions)  have an
            acceptable   ability  for  repayment  of  senior   short-term
            obligations.  The  effect  of  industry  characteristics  and market  compositions may be more  pronounced.  Variability in earnings  and  profitability  may  result in  changes  in the
            level  of  debt  protection   measurements  and  may  require
            relatively  high  financial   leverage.   Adequate  alternate
            liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

A-1         A short-term  obligation  rated `A-1' is rated in the highest category by Standard &  Poor's. The obligor's capacity to
            meet its financial  commitment  on the  obligation is strong.
            Within this  category,  certain  obligations  are  designated with a plus  sign  (+).  This  indicates  that the  obligor's
            capacity   to  meet  its   financial   commitment   on  these
            obligations is extremely strong.

A-2         A  short-term   obligation   rated  `A-2'  is  somewhat  more
            susceptible   to  the   adverse   effects   of   changes   in
            circumstances  and economic  conditions  than  obligations in higher rating categories.  However, the obligor's capacity to
            meet  its   financial   commitment   on  the   obligation  is
            satisfactory.

A-3         A  short-term   obligation  rated  `A-3'  exhibits   adequate
            protection parameters.  However,  adverse economic conditions or  changing  circumstances  are  more  likely  to  lead to a weakened  capacity  of the  obligor  to  meet  its  financial commitment on the obligation.

Fitch's description of its three highest short-term debt ratings:

F-1+        Exceptionally  Strong Credit  Quality.  Issues  assigned this
            rating  are   regarded   as  having  the   strongest   degree
            of assurance for timely payment.

F-1         Very  Strong  Credit  Quality.  Issues  assigned  this rating reflect an assurance for timely  payment,  only slightly less in degree than issues rated F-1+.

F-2         Good  Credit  Quality.  Issues  carrying  this  rating have a satisfactory degree of assurance for timely payment,  but the margin of safety is not as great as for issues  assigned F-1+
            and F-1 ratings.

Short-Term Loan/Municipal Note Ratings

Moody's  description of its two highest  short-term  loan/municipal  note ratings:

Moody's  description of its two highest  short-term  loan/municipal  note ratings:

Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.
MIG1  This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity
            support or demonstrated broad based access to the market
            for refinancing.

MIG2  This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Short-Term Debt Ratings

            TBW ratings  are based upon a  qualitative  and  quantitative analysis of all  segments  of the  organization  including,  where applicable, holding company and operating subsidiaries.

            BankWatch(TM)  Ratings do not constitute a recommendation to buy or sell securities of any of these companies.  Further,  BankWatch does not  suggest  specific  investment  criteria  for  individual clients.

       The TBW  Short-Term  Ratings  apply  to  commercial  paper,  other senior  short-term  obligations  and  deposit  obligations  of the entities to which the rating has been assigned.

       The TBW  Short-Term  Rating  apply only to  unsecured  instruments that have a maturity of one year or less.

       The TBW Short-Term Ratings  specifically  assess the likelihood of an untimely payment of principal or interest.

TBW-1       The highest  category;  indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2       The  second-highest  category;  while  the  degree  of safety regarding  timely  repayment  of  principal  and  interest is strong,  the relative  degree of safety is not as high as for issues rated TBW-1.

TBW-3       The lowest  investment-grade  category;  indicates that while the obligation is more  susceptible  to adverse  developments
            (both internal and external) than those with higher  ratings, the  capacity to service  principal  and interest in a timely fashion is considered adequate.

TBW-4       The lowest  rating  category;  this rating is regarded as non investment grade and therefore speculative.



ADDRESSES

Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA Rotating Markets Fund
Huntington VA Dividend Capture Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund

5800 Corporate Drive
Pittsburgh, PA  15237-7010

Distributor
Edgewood Services Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Investment Advisor
Huntington Asset Advisors, Inc.
41 South High Street
Columbus, OH  43287

Custodian and Fund Accountant
The Huntington National Bank
41 South High Street
Columbus, OH  43287

Transfer Agent and Dividend Disbursing Agent
Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, IN  46206-6110

Independent Auditors
KPMG LLP
191 W. Nationwide Blvd.
Suite 500
Columbus, OH  43215

Cusip 446771206
Cusip 446771107
Cusip 446771701
Cusip 446771305
Cusip 446771503
Cusip 446771602


Part C.           Other Information

Item 23.          Exhibits:

                  (a)   Conformed copy of Declaration of Trust of the
                        Registrant, dated June 30, 1999; (1)
                  (b)   Copy of By-Laws of Registrant, dated July 21, 1999; (1)
                  (c)   Copy of Certificate of Designation of Series of Shares of
                        Huntington VA Funds, dated July 21, 1999; (1)
                  (d)  (i)    Conformed copy of Investment Advisory Agreement of
                        the Registrant  including Exhibit A, dated May 12, 2001; (3)
                        (ii)  Conformed copy of Amendment to Investment Advisory Agreement, dated October
                        16, 2001; (5)
                        (iii) Conformed copy of  Investment Advisory Contract Letter Agreement, dated
                        February 14, 2003; +
                  (e)  (i)    Copy of Distributor's Contract of Registrant through and
                        including Exhibit E; dated December 1, 2001; (4)
                        (ii)  Conformed copy of Administrative Services Agreement dated December 1, 2001; (4)
                    (iii)   Conformed copy of Sub-Administrative Services Agreement dated
                        December 1, 2001; (4)
                  (f)   Not applicable;
                  (g)  (i)    Conformed copy of Custodian Agreement of the
                        Registrant including Schedule A, dated October 15, 1999; (4)
                        (ii)  Amendment to Schedule A, dated December 20, 1999; (2)
                        (iii) Conformed copy of Amendment to Custodian Agreement of the Registrant, dated
                        October 16, 2001; (5)
                  (h)   (i) Conformed copy of Mutual Fund Services Agreement for Transfer
                        Agency Services, dated March 12, 2002; (4)
                        (ii)  Conformed copy of Financial Administration and Accounting
                        Services Agreement, dated December 1, 2001; (4)
                        (iii) Conformed copy of Sub-Financial Administration and Accounting
                        Services Agreement, dated December 1, 2001; (4)
                (i)     Conformed copy of Opinion and Consent of Counsel as to legality of
                        Shares being registered; +
                (j)   (i)    Conformed Copy of Independent Auditors Consent; +
                     (ii)     Consent of Ropes & Gray; +
                (k)          Not applicable;
                (l)          Copy of Initial Capital Understanding; (1)
                (m)          Not Applicable
                (n)          Not Applicable
                (o)    (i)   Conformed copy of Power of Attorney for Daniel B. Benhase,
                        James E. Ostrowski, Richard J. Thomas, David S.
                        Schoedinger, John M. Shary, Thomas J. Westerfield and
                        William R. Wise; +
                     (ii) Conformed copy of Power of Attorney for James E. Ostrowski; +
                     (iii) Conformed copy of Power of Attorney for David R. Carson; (5)
                (p)  (i)    Code of Ethics for the Registrant; (3)
                     (ii)     Code of Ethics for The Huntington National Bank; (3)
                     (iii)    Code of Ethics for Huntington Asset Advisors, Inc; (+)
                     (iv)     Code of Ethics for Federated Investors; (+)

______________________________________________________________________________________
+     All exhibits have been filed electronically.

1.    Response is incorporated by reference to Registrations Initial Registration
      Statement on form
      N-1A filed on July 21, 1999. (File Nos. 333-83397 and 811-09481)

2.    Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 1 on Form
      N-1A filed on April 28, 2000. (File Nos. 333-83397 and 811-09481)

3.    Response is incorporated by reference to Registrant's Post-Effective
Amendment No. 2 on Form
      N-1A filed on February 16, 2001. (File Nos. 333-83397 and 811-09481)

4.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 4 on Form N-1A filed on April 25, 2002. (File Nos. 333-83397 and 811-09481)

5.    Response is incorporated by reference to Registrant's Post-Effective
      Amendment No. 5 on Form N-1A filed on February 28, 2003. (File Nos. 333-83397 and 811-09481)

Item 24. Persons Controlled by or Under Common Control with the Registrant:

            None

Item 25. Indemnification

      Indemnification of Registrant's Trustees and officers is provided by Section
4.3 of Registrant's Declaration of Trust, which is incorporated by reference as
Exhibit (a), to the fullest extent permitted by law, against all liability and against all expenses reasonably incurred or paid in connection with any claim, action, suit or proceeding in which any Trustee or officer became involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amount paid or incurred in the settlement thereof.
Indemnification of Registrant's distributor, custodian and transfer agent against certain losses is provided for, respectively, in the Distribution Agreement, the
Custodian Contract, and the Transfer Agency Agreement. The Registrant has obtained from a majority insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its directors, officers employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. Registrant will comply with Rule
484 under the Securities Act of 1933 and release 11330 under the Investment Company
Act of 1940 in connection with any indemnification. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act") may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities is and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connection of the Investment Advisor.

            Huntington  Asset  Advisors,  Inc.,  ("Huntington")  serves as the  investment adviser to the  Registrant.  Huntington  is a wholly owned  subsidiary  of The
            Huntington  National  Bank  ("HNB").  Huntington  conducts  a variety of trust activities.  To the  knowledge  of the  Registrant,  none of the  directors or executive  officers of  Huntington,  except those set forth  below,  is or has been at any time  during  the past  two  fiscal  years  engaged  in any  other business,  profession,  vocation or employment of a substantial nature, except that certain  directors  and executive  officers  also hold various  positions with and engage business for HNB.

                                                POSITION WITH HUNTINGTON
            NAME                                ASSET ADVISORS, INC.

            B. Randolph Bateman                 .. President and Chief Investment Officer

            Paul Koscik                          Vice President

            James J. Gibboney, Jr.              .. Senior Vice President

            James M. Buskirk                    .. Senior Vice President

            Christopher M. Rowane                Senior Vice President

            Dr. Bernard Shinkel                 .. Senior Vice President

            Kirk Mentzer                         Senior Vice President

            Ronald J. Corn                       Secretary and Chief Compliance Officer

            David Castor                         Treasurer and Chief Financial Officer

Item 27.    Principal Underwriters:

            (a) Edgewood  Services,  Inc. the  Distributor  for shares of the  Registrant,
            acts  as  principal   underwriter  for  the  following   open-end   investment
            companies,  including the Registrant:  Banknorth  Funds,  BBH Fund,  Inc., BBH
            Trust,  Excelsior  Funds,  Inc.,  Excelsior   Institutional  Trust,  Excelsior
            Tax-Exempt  Funds,  Inc.,  Golden Oak  Family of Funds,  Hibernia  Funds,  The
            Huntington Funds,  Huntington VA Funds,  Marshall Funds,  Inc., The Riverfront
            Funds, and WesMark Funds.

            (b)

     (1)                                                                  (2)       (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant

Peter J. Germain              Director and Secretary,               --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                             --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive                --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002     Edgewood Services, Inc.

Karen J. Tracey               President,                            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.               --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                       --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

John Sheehan                  Vice President                        --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Richard A. Novak              Assistant Treasurer                   --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Stephen A. Keen               Assistant Secretary,                  --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

      (c) Not applicable

 Item 28.   Location of Accounts and Records:

            The Huntington Funds..........      41 South High Street
                                                Columbus, Ohio  43287
                                                (Notices should be sent to
                                                the Agent for Service at the
                                                address above)

            Edgewood Services, Inc........      5800 Corporate Drive
            ("Distributor")                     Pittsburgh, PA  15237-7010

            Federated Services Company....      Federated Investors Tower
            ("Administrator")                   1001 Liberty Avenue
                                                Pittsburgh, PA  15222-3779

            Huntington Asset Advisors, Inc.           41 South High Street
            ("Adviser")                         Columbus, Ohio  43287

            The Huntington National Bank..      41 South High Street
            ("Custodian" and "Sub-              Columbus, Ohio  43287
            Administrator")

            Unified Fund Services, Inc....      P.O. Box 6110
            ("Transfer Agent and Dividend Disbursing        Indianapolis, IN 46206-6110
            Agent").......................

      ......BISYS Fund Services Ohio, Inc.                  3435 Stelzer Road
            ("Sub-Fund Accountant").......      Suite 1000
                                                Columbus, OH  43219

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:  Not applicable.

                                     SIGNATURES

    Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company Act of 1940, the  Registrant,  HUNTINGTON VA FUNDS,  certifies that it meets all of the  requirements  for  effectiveness  of this Amendment to its  Registration
Statement  pursuant to Rule  485(b)  under the  Securities  Act of 1933 and has duly caused this  Amendment to its  Registration  Statement to be signed on its behalf by
the  undersigned,   thereto  duly   authorized,   in  the  City  of  Pittsburgh  and
Commonwealth of Pennsylvania, on the 28th day of April, 2003.

                                HUNTINGTON VA FUNDS

                  BY: /s/ Victor R. Siclari
                  Secretary
                  April 28, 2003

    Pursuant to the  requirements  of the Securities Act of 1933,  this Amendment to its  Registration  Statement  has been signed below by the  following  person in the capacity and on the date indicated:

    NAME                            TITLE                         DATE

By: /s/ Victor R. Siclari         Attorney In Fact                  April 28, 2003
    Victor R. Siclari             For the Persons
    SECRETARY                     Listed Below

    Daniel B. Benhase*            President
                                  (Principal Executive Officer)

    James E. Ostrowski*           Vice President

    Dave R. Carson*               Treasurer
                                  (Principal Financial Officer)

    David S. Schoedinger*         Trustee

    John M. Shary*                Trustee

    Thomas J. Westerfield*        Trustee

    William R. Wise*              Trustee

* By Power of Attorney filed herewith